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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 9/30/12

Item 1. Schedule of Investments.

INTECH Global Dividend Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.9%
Aerospace and Defense — 3.4%
2,323	BAE Systems PLC	$12,194
1,500	Lockheed Martin Corp.	140,070
700	Northrop Grumman Corp.	46,501
1,900	Raytheon Co.	108,604
		307,369
Airlines — 0.1%
5,000	Cathay Pacific Airways, Ltd.	8,138
Appliances — 1.5%
3,093	Electrolux A.B.	76,308
700	Whirlpool Corp.	58,037
		134,345
Athletic Footwear — 0.1%
2,000	Yue Yuen Industrial Holdings, Ltd.	6,732
Automotive - Cars and Light Trucks — 0.3%
591	Daimler A.G.	28,602
Automotive - Medium and Heavy Duty Trucks — 0.1%
663	Scania A.B. - Class B	12,167
Beverages - Non-Alcoholic — 0.4%
1,706	Coca-Cola Amatil, Ltd.	23,992
442	Coca-Cola Hellenic Bottling Co. S.A.	8,246
		32,238
Building - Heavy Construction — 1.0%
2,003	ACS Actividades de Construccion y Servicios S.A.	41,256
417	Aker Solutions A.S.A.	7,900
4,000	Cheung Kong Infrastructure Holdings, Ltd.	24,220
466	Skanska A.B. - Class B	7,544
173	Vinci S.A.	7,368
		88,288
Building and Construction - Miscellaneous — 0.7%
1,959	Balfour Beatty PLC	9,606
249	Bouygues S.A.	6,079
3,058	Ferrovial S.A.	39,783
186	Koninklijke Boskalis Westminster N.V.	6,723
		62,191
Building and Construction Products - Miscellaneous — 0.2%
123	Cie de Saint-Gobain	4,320
82	Geberit A.G.	17,836
		22,156
Building Products - Cement and Aggregate — 0.2%
982	CRH PLC	18,927
Building Products - Doors and Windows — 0.1%
1,000	Asahi Glass Co., Ltd.	6,665
Cable/Satellite Television — 0.2%
400	Cablevision Systems Corp. - Class A	6,340
700	Shaw Communications, Inc. - Class B	14,330
		20,670
Casino Hotels — 0.1%
3,690	SKYCITY Entertainment Group, Ltd.	11,558
Casino Services — 0.3%
500	Sankyo Co., Ltd.	23,295
Cellular Telecommunications — 0.5%
366	Mobistar S.A.	11,545
4	NTT DoCoMo, Inc.	6,491
300	Rogers Communications, Inc. - Class B	12,149
6,173	Vodafone Group PLC	17,517
		47,702
Chemicals - Diversified — 0.7%
109	Akzo Nobel N.V.	6,161
326	BASF S.E.	27,499
100	E.I. du Pont de Nemours & Co.	5,027
1,088	Israel Chemicals, Ltd.	13,251
1,000	Kaneka Corp.	4,819
118	Koninklijke DSM N.V.	5,883
47	Wacker Chemie A.G.	3,017
		65,657
Chemicals - Specialty — 0.1%
99	Lonza Group A.G.	5,180
Commercial Banks — 7.4%
3,000	Aozora Bank, Ltd.	9,190
1,227	Banco Bilbao Vizcaya Argentaria S.A.	9,638
4,289	Banco de Sabadell S.A.	11,518
2,373	Banco Santander S.A.	17,669
200	Bank of Montreal	11,823
100	Bank of Nova Scotia	5,486
2,411	Bendigo and Adelaide Bank, Ltd.	19,203
21,000	BOC Hong Kong Holdings, Ltd.	66,761
2,652	CaixaBank	9,971
100	Canadian Imperial Bank of Commerce	7,830
1,107	Commonwealth Bank of Australia	64,028
4,000	DBS Group Holdings, Ltd.	46,915
700	Hang Seng Bank, Ltd.	10,734
400	M&T Bank Corp.	38,064
500	National Bank of Canada	37,851
1,000	Oversea-Chinese Banking Corp., Ltd.	7,613
272	Raiffeisen Bank International A.G.	9,850
2,000	Resona Holdings, Inc.	8,203
500	Royal Bank of Canada	28,765
700	Sumitomo Mitsui Financial Group, Inc.	21,892
4,000	Sumitomo Mitsui Trust Holdings, Inc.	11,894
2,214	Svenska Handelsbanken A.B. - Class A	82,978
100	Toronto-Dominion Bank	8,342
1,000	United Overseas Bank, Ltd.	16,016
4,220	Westpac Banking Corp.	108,757
		670,991
Commercial Services - Finance — 1.0%
3,200	H&R Block, Inc.	55,456
1,000	Paychex, Inc.	33,290
		88,746
Consumer Products - Miscellaneous — 1.3%
100	Clorox Co.	7,205
4,014	Husqvarna A.B. - Class B	20,484
1,100	Kimberly-Clark Corp.	94,358
		122,047
Containers - Paper and Plastic — 0.2%
2,120	Amcor, Ltd.	17,061
Cosmetics and Toiletries — 0.1%
500	Avon Products, Inc.	7,975
Distribution/Wholesale — 0.7%
1,000	Genuine Parts Co.	61,030
Diversified Financial Services — 0.1%
1,346	Investec PLC	8,310
Diversified Minerals — 0.4%
916	BHP Billiton PLC	28,470
1,009	Iluka Resources, Ltd.	10,391
		38,861
Diversified Operations — 2.8%
200	Eaton Corp.	9,452
8,000	Keppel Corp., Ltd.	74,334
900	Leggett & Platt, Inc.	22,545
11,000	NWS Holdings, Ltd.	17,677
380	Siemens A.G.	37,894
4,000	Swire Pacific, Ltd. - Class A	49,008
1,295	Wartsila Oyj Abp	44,843
		255,753
Diversified Operations - Commercial Services — 0.3%
4,204	Brambles, Ltd.	30,607
Electric - Distribution — 0.1%
492	AGL Energy, Ltd.	7,638
Electric - Generation — 0.2%
600	Electric Power Development Co., Ltd.	15,796
Electric - Integrated — 9.9%
300	Alliant Energy Corp.	13,017
1,600	American Electric Power Co., Inc.	70,304
2,000	CLP Holdings, Ltd.	16,998
500	CMS Energy Corp.	11,775
200	Consolidated Edison, Inc.	11,978
200	Dominion Resources, Inc.	10,588
900	DTE Energy Co.	53,946
366	Duke Energy Corp.	23,717
3,630	Energias de Portugal S.A.	9,991
500	Entergy Corp.	34,650
1,300	FirstEnergy Corp.	57,330
200	Fortis, Inc.	6,823
401	Fortum Oyj	7,384
437	GDF Suez	9,770
2,312	Iberdrola S.A.	10,481
400	Integrys Energy Group, Inc.	20,880
1,200	NextEra Energy, Inc.	84,396
462	Northeast Utilities	17,662
1,042	Origin Energy, Ltd.	12,233
1,100	Pepco Holdings, Inc.	20,790
200	PG&E Corp.	8,534
800	Pinnacle West Capital Corp.	42,240
1,500	Power Assets Holdings, Ltd.	12,739
1,400	PPL Corp.	40,670
900	Public Service Enterprise Group, Inc.	28,962
1,100	SCANA Corp.	53,097
1,300	Southern Co.	59,917
2,740	SSE PLC	61,582
1,000	TransAlta Corp.	15,313
1,600	Wisconsin Energy Corp.	60,272
600	Xcel Energy, Inc.	16,626
		904,665
Electric – Transmission — 0.2%
195	Red Electrica Corp. S.A.	9,244
3,585	Terna Rete Elettrica Nazionale SpA	13,359
		22,603
Electronic Components – Semiconductors — 0.8%
1,100	Microchip Technology, Inc.	36,014
7,624	STMicroelectronics N.V.	41,075
		77,089
Engineering - Research and Development Services — 0.7%
1,245	ABB, Ltd.	23,359
8,000	SembCorp Industries, Ltd.	36,971
205	WorleyParsons, Ltd.	6,014
		66,344
Enterprise Software/Services — 0.4%
600	CA, Inc.	15,459
1,000	Nomura Research Institute, Ltd.	20,623
		36,082
Finance - Credit Card — 0.2%
1,000	Aeon Credit Service Co., Ltd.	21,533
Finance - Investment Bankers/Brokers — 0.1%
1,338	ICAP PLC	6,937
Finance - Other Services — 0.8%
315	ASX, Ltd.	9,660
700	Deutsche Boerse A.G.	38,734
300	NYSE Euronext	7,395
2,000	Singapore Exchange, Ltd.	11,411
33	TMX Group, Ltd.	1,688
		68,888
Food - Miscellaneous/Diversified — 1.5%
200	Campbell Soup Co.	6,964
1,200	ConAgra Foods, Inc.	33,108
100	General Mills, Inc.	3,985
200	H.J. Heinz Co.	11,190
100	Kellogg Co.	5,166
800	Kraft Foods, Inc. - Class A	33,080
371	Nestle S.A.	23,400
217	Unilever N.V.	7,676
301	Unilever PLC	10,944
		135,513
Food - Retail — 0.9%
142	Casino Guichard Perrachon S.A.	12,569
117	Delhaize Group S.A.	4,517
1,726	J. Sainsbury PLC	9,684
1,159	Koninklijke Ahold N.V.	14,515
524	Metro A.G.	15,671
1,049	Tesco PLC	5,623
2,921	WM Morrison Supermarkets PLC	13,451
311	Woolworths, Ltd.	9,276
		85,306
Food - Wholesale/Distribution — 0.5%
5,247	Metcash, Ltd.	19,263
700	Sysco Corp.	21,889
		41,152
Gas - Transportation — 4.1%
600	CenterPoint Energy, Inc.	12,780
8,764	Centrica PLC	46,385
560	Enagas S.A.	11,045
2,644	Gas Natural SDG S.A.	37,421
3,539	National Grid PLC	39,027
2,900	NiSource, Inc.	73,892
1,900	Sempra Energy	122,531
6,965	Snam SpA	30,875
		373,956
Human Resources — 0.3%
296	Adecco S.A.	14,092
421	Randstad Holding N.V.	13,991
		28,083
Import/Export — 1.7%
4,100	ITOCHU Corp.	41,568
12,000	Marubeni Corp.	76,596
500	Mitsubishi Corp.	9,094
1,000	Mitsui & Co., Ltd.	14,073
1,100	Sumitomo Corp.	14,846
		156,177
Insurance Brokers — 0.2%
500	Willis Group Holdings PLC	18,460
Investment Companies — 0.2%
406	Investor A.B. - Class B	8,940
638	Kinnevik Investment A.B. - Class B	13,253
		22,193
Investment Management and Advisory Services — 0.6%
2,532	Aberdeen Asset Management PLC	12,718
1,600	CI Financial Corp.	36,988
200	IGM Financial, Inc.	7,813
		57,519
Life and Health Insurance — 2.4%
2,800	Great-West Lifeco, Inc.	63,704
10,234	Legal & General Group PLC	21,795
400	Power Corp. of Canada	9,727
1,700	Power Financial Corp.	43,953
4,049	Prudential PLC	52,398
3,664	Standard Life PLC	16,133
75	Swiss Life Holding A.G.	8,926
		216,636
Lottery Services — 0.4%
13,492	Tatts Group, Ltd.	37,920
Machinery - Construction and Mining — 0.1%
618	Atlas Copco A.B. - Class B	12,931
Machinery - General Industrial — 0.2%
410	Metso Oyj	14,651
620	Zardoya Otis S.A.	7,289
		21,940
Medical - Drugs — 10.2%
1,600	Abbott Laboratories	109,696
1,800	Astellas Pharma, Inc.	91,477
1,389	AstraZeneca PLC	66,271
3,000	Bristol-Myers Squibb Co.	101,250
800	Eisai Co., Ltd.	36,093
700	Eli Lilly & Co.	33,187
2,071	GlaxoSmithKline PLC	47,733
100	Johnson & Johnson	6,891
1,700	Merck & Co., Inc.	76,670
278	Novartis A.G.	17,016
600	Ono Pharmaceutical Co., Ltd.	36,952
650	Orion Oyj - Class B	13,906
5,400	Pfizer, Inc.	134,190
435	Roche Holding A.G.	81,291
664	Sanofi	56,608
500	Shionogi & Co., Ltd.	7,639
200	Takeda Pharmaceutical Co., Ltd.	9,216
		926,086
Medical Products — 0.2%
281	Cochlear, Ltd.	19,569
Metal - Diversified — 0.4%
2,218	Boliden A.B.	36,987
Metal - Iron — 0%
100	Cliffs Natural Resources, Inc.	3,913
Mining Services — 0.1%
244	Orica, Ltd.	6,293
MRI and Medical Diagnostic Imaging Center — 0.1%
764	Sonic Healthcare, Ltd.	10,736
Multi-Line Insurance — 1.7%
74	Allianz S.E.	8,804
1,400	Cincinnati Financial Corp.	53,046
2,329	CNP Assurances	30,419
4,805	Mapfre S.A.	13,163
339	Sampo Oyj - Class A	10,545
137	Zurich Insurance Group A.G.	34,126
		150,103
Multimedia — 0.2%
317	Lagardere S.C.A.	8,657
712	Pearson PLC	13,910
		22,567
Non-Hazardous Waste Disposal — 0.1%
200	Waste Management, Inc.	6,416
Office Automation and Equipment — 0.1%
800	Pitney Bowes, Inc.	11,056
Oil - Field Services — 0.3%
414	Fugro N.V.	28,151
Oil and Gas Drilling — 1.5%
3,464	Seadrill, Ltd.	135,313
Oil Companies - Exploration and Production — 0.1%
200	Vermilion Energy, Inc.	9,402
Oil Companies - Integrated — 2.1%
100	Chevron Corp.	11,656
500	ConocoPhillips	28,590
1,600	Husky Energy, Inc.	43,012
191	OMV A.G.	6,684
777	Repsol S.A.	15,065
223	Royal Dutch Shell PLC - Class A	7,712
408	Royal Dutch Shell PLC - Class B	14,479
2,059	Statoil A.S.A.	53,177
209	Total S.A.	10,366
		190,741
Oil Refining and Marketing — 0.2%
1,000	JX Holdings, Inc.	5,473
1,000	TonenGeneral Sekiyu K.K.	8,677
		14,150
Paper and Related Products — 0.1%
200	MeadWestvaco Corp.	6,120
Pipelines — 0.4%
800	Spectra Energy Corp.	23,488
300	TransCanada Corp.	13,657
		37,145
Printing - Commercial — 0.1%
1,000	Toppan Printing Co., Ltd.	5,806
Property and Casualty Insurance — 0.7%
2,516	Admiral Group PLC	42,776
1,666	Gjensidige Forsikring A.S.A.	23,114
		65,890
Public Thoroughfares — 0.3%
977	Abertis Infraestucturas S.A.	14,374
646	Atlantia SpA	10,027
		24,401
Publishing - Newspapers — 0.1%
4,000	Singapore Press Holdings, Ltd.	13,269
Publishing - Periodicals — 0.3%
164	Axel Springer A.G.	7,105
847	Reed Elsevier PLC	8,096
403	Wolters Kluwer N.V.	7,576
		22,777
Real Estate Management/Services — 0.1%
101	Swiss Prime Site A.G.	8,347
Real Estate Operating/Development — 1.7%
400	Brookfield Office Properties, Inc.	6,650
100	Daito Trust Construction Co., Ltd.	10,062
4,500	Hopewell Holdings, Ltd.	15,554
9,000	Keppel Land, Ltd.	26,041
32,000	New World Development Co., Ltd.	49,607
26,000	Sino Land Co., Ltd.	48,621
		156,535
Regional Banks — 0%
7	Banque Cantonale Vaudoise	3,630
Reinsurance — 1.9%
857	Hannover Rueckversicherung A.G.	54,755
397	Muenchener Rueckversicherungs A.G.	61,978
393	SCOR S.E.	10,132
701	Swiss Re A.G.	45,071
		171,936
Retail - Apparel and Shoe — 0.8%
2,150	Hennes & Mauritz A.B. - Class B	74,718
Retail - Convenience Stores — 0.4%
500	Lawson, Inc.	38,452
Retail - Discount — 0.1%
4,449	Harvey Norman Holdings, Ltd.	8,951
Retail - Major Department Stores — 0.2%
3,067	Marks & Spencer Group PLC	17,669
Retail - Restaurants — 0.5%
1,146	Autogrill SpA	10,889
400	McDonald's Corp.	36,700
		47,589
Rubber - Tires — 0.1%
121	Cie Generale des Etablissements Michelin	9,478
Satellite Telecommunications — 0.7%
1,169	Inmarsat PLC	11,136
1,825	SES S.A. (FDR)	49,631
		60,767
Savings/Loan/Thrifts — 0.3%
2,100	Hudson City Bancorp, Inc.	16,716
900	New York Community Bancorp, Inc.	12,744
		29,460
Semiconductor Components/Integrated Circuits — 0.1%
200	Linear Technology Corp.	6,370
Shipbuilding — 0.4%
42,000	Yangzijiang Shipbuilding Holdings, Ltd.	33,548
Silver Mining — 0.2%
613	Fresnillo PLC	18,340
Soap and Cleaning Preparations — 0.5%
783	Reckitt Benckiser Group PLC	45,070
Steel - Producers — 0.1%
300	Nucor Corp.	11,478
Telecommunication Services — 2.8%
1,000	BCE, Inc.	44,007
700	Bell Aliant, Inc.	19,437
73,000	PCCW, Ltd.	29,845
15,000	Singapore Telecommunications, Ltd.	39,123
9,000	StarHub, Ltd.	27,288
1,170	Tele2 A.B. - Class B	21,239
508	Telenor A.S.A.	9,909
1,000	TELUS Corp.	62,576
		253,424
Telephone - Integrated — 6.1%
4,100	AT&T, Inc.	154,570
581	Belgacom S.A.	17,730
14,082	Bezeq Israeli Telecommunication Corp., Ltd.	16,412
900	CenturyLink, Inc.	36,360
1,012	Elisa Oyj	22,873
1,416	France Telecom S.A.	17,081
1,441	Koninklijke KPN N.V.	11,009
300	Nippon Telegraph & Telephone Corp.	14,304
60	Swisscom A.G.	24,122
1,090	TDC A/S	7,941
1,163	Telefonica S.A.	15,504
1,322	TeliaSonera A.B.	9,519
27,190	Telstra Corp., Ltd.	110,539
1,700	Verizon Communications, Inc.	77,469
1,500	Windstream Corp.	15,165
		550,598
Tobacco — 8.0%
2,239	British American Tobacco PLC	114,942
2,467	Imperial Tobacco Group PLC	91,295
1,300	Lorillard, Inc.	151,385
2,500	Philip Morris International, Inc.	224,850
3,300	Reynolds American, Inc.	143,022
		725,494
Toys — 1.0%
300	Hasbro, Inc.	11,451
2,200	Mattel, Inc.	78,056
		89,507
Transportation - Services — 0.6%
6,000	ComfortDelGro Corp., Ltd.	8,387
9,543	Toll Holdings, Ltd.	43,646
		52,033
Travel Services — 0.2%
3,716	TUI Travel PLC	14,046
Water — 0.8%
2,257	Severn Trent PLC	61,185
661	Suez Environment Co.	7,490
		68,675
Wireless Equipment — 0.2%
2,282	Telefonaktiebolaget L.M. Ericsson - Class B	20,799
Total Common Stock (cost $8,308,046)		8,902,427
Preferred Stock — 0.5%
Automotive - Cars and Light Trucks — 0.1%
111	Bayerische Motoren Werke A.G.	5,696
Television — 0.4%
1,613	ProSiebenSat.1 Media A.G.	40,632
Total Preferred Stock (cost $39,422)		46,328
Money Market — 1.6%
146,037	Janus Cash Liquidity Fund LLC, 0% (cost $146,037)	146,037
Total Investments (total cost $8,493,505) – 100%		$9,094,792

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$575,777	6.3%
Austria	16,534	0.2%
Belgium	33,792	0.4%
Bermuda	183,942	2.0%
Canada	511,326	5.6%
Denmark	7,941	0.1%
Finland	114,202	1.3%
France	190,337	2.1%
Germany	330,387	3.6%
Greece	8,246	0.1%
Hong Kong	308,005	3.4%
Ireland	37,387	0.4%
Israel	29,663	0.3%
Italy	65,150	0.7%
Japan	570,729	6.3%
Luxembourg	49,631	0.5%
Netherlands	142,760	1.6%
New Zealand	11,558	0.1%
Norway	94,100	1.0%
Portugal	9,991	0.1%
Singapore	340,916	3.8%
Spain	263,421	2.9%
Sweden	397,867	4.4%
Switzerland	306,396	3.4%
United Kingdom	947,434	10.4%
United States††	3,547,300	39.0%
Total	$9,094,792	100.0%

††	Includes Cash Equivalents (37.4% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

FDR	Fixed Depositary Receipt

PLC	Public Limited Company

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Chemicals – Diversified	$52,406	$13,251	$-
Satellite Telecommunications	11,136	49,631	-
Telephone - Integrated	534,186	16,412	-
All Other	8,225,405	-	-
Preferred Stock	-	46,328	-

Money Market	-	146,037	-

Total Investments in Securities	$8,823,133	$271,659	$-

INTECH International Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.0%
Advertising Agencies — 1.4%
35,029	WPP PLC	$ 475,933
Advertising Services — 0.1%
250	Hakuhodo DY Holdings, Inc.	16,855
Aerospace and Defense — 0.4%
11,117	BAE Systems PLC	58,354
6,101	Rolls-Royce Holdings PLC	83,041
		141,395
Aerospace and Defense – Equipment — 0.8%
15,902	Cobham PLC	56,922
5,033	European Aeronautic Defence and Space Co. N.V.	159,506
527	Zodiac Aerospace	51,450
		267,878
Agricultural Chemicals — 0.2%
175	Syngenta A.G.	65,425
Apparel Manufacturers — 0.1%
506	Hugo Boss A.G.	44,536
Appliances — 0.9%
12,539	Electrolux A.B.	309,350
Athletic Footwear — 0.1%
2,000	Asics Corp.	26,993
2,000	Yue Yuen Industrial Holdings, Ltd.	6,732
		33,725
Automotive - Cars and Light Trucks — 2.6%
43,000	Fuji Heavy Industries, Ltd.	357,139
1,500	Honda Motor Co., Ltd.	46,084
8,000	Isuzu Motors, Ltd.	38,657
4,600	Nissan Motor Co., Ltd.	39,208
2,329	Renault S.A.	109,287
8,600	Toyota Motor Corp.	335,094
		925,469
Automotive - Medium and Heavy Duty Trucks — 0.4%
6,000	Hino Motors, Ltd.	39,297
4,606	Scania A.B. - Class B	84,525
		123,822
Automotive - Truck Parts and Equipment - Original — 0.9%
200	Aisin Seiki Co., Ltd.	5,691
3,800	NHK Spring Co., Ltd.	32,633
6,200	NOK Corp.	99,254
13,100	Sumitomo Electric Industries, Ltd.	138,522
2,000	Toyoda Gosei Co., Ltd.	40,066
		316,166
Beverages - Non-Alcoholic — 0.1%
2,889	Coca-Cola Amatil, Ltd.	40,628
Beverages - Wine and Spirits — 2.1%
20,114	Diageo PLC	564,919
13,000	Fraser and Neave, Ltd.	94,091
783	Remy Cointreau S.A.	90,044
		749,054
Bicycle Manufacturing — 0.3%
1,600	Shimano, Inc.	116,483
Brewery — 1.9%
5,582	Anheuser-Busch InBev N.V.	474,592
135	Carlsberg A/S - Class B	11,963
128	Heineken N.V.	7,630
3,708	SABMiller PLC	162,844
		657,029
Building - Heavy Construction — 0.1%
3,000	Cheung Kong Infrastructure Holdings, Ltd.	18,165
Building - Maintenance and Service — 0.9%
20,818	Babcock International Group PLC	311,589
Building - Residential and Commercial — 0.4%
8,000	Daiwa House Industry Co., Ltd.	116,175
2,000	Sekisui Chemical Co., Ltd.	16,124
		132,299
Building and Construction - Miscellaneous — 0.2%
6,520	Balfour Beatty PLC	31,971
13,000	Taisei Corp.	37,324
		69,295
Building and Construction Products - Miscellaneous — 0.1%
800	LIXIL Group Corp.	19,093
Building Products - Cement and Aggregate — 2.2%
6,019	CRH PLC	116,007
3,886	HeidelbergCement A.G.	203,570
30,628	James Hardie Industries S.E. (ADR)	276,349
2,768	Lafarge S.A.	149,057
10,000	Taiheiyo Cement Corp.	21,533
		766,516
Cable/Satellite Television — 0.5%
36	Jupiter Telecommunications Co., Ltd.	36,544
2,018	Kabel Deutschland Holding A.G.	143,934
		180,478
Casino Hotels — 0.6%
3,918	Echo Entertainment Group, Ltd.	15,563
27,000	Galaxy Entertainment Group, Ltd.*	90,536
32,000	MGM China Holdings, Ltd.	55,385
20,000	SJM Holdings, Ltd.	43,488
		204,972
Casino Services — 0%
200	Sankyo Co., Ltd.	9,318
Cellular Telecommunications — 0.1%
6,365	Vodafone Group PLC	18,062
Chemicals - Diversified — 2.4%
396	BASF S.E.	33,404
1,995	Croda International PLC	78,112
692	Israel Chemicals, Ltd.	8,428
12,062	Johnson Matthey PLC	469,938
539	Lanxess A.G.	44,691
3,100	Nitto Denko Corp.	147,808
900	Shin-Etsu Chemical Co., Ltd.	50,641
84	Solvay S.A.	9,720
		842,742
Chemicals - Specialty — 0.7%
1,599	Brenntag A.G.	204,634
3,000	Daicel Corp.	17,995
26	Givaudan S.A.	24,681
		247,310
Coatings and Paint Products — 0.2%
5,000	Kansai Paint Co., Ltd.	55,435
Commercial Banks — 5.8%
2,128	Australia & New Zealand Banking Group, Ltd.	54,622
14,279	Bendigo and Adelaide Bank, Ltd.	113,731
77,500	BOC Hong Kong Holdings, Ltd.	246,379
2,707	Commonwealth Bank of Australia	156,570
7,000	DBS Group Holdings, Ltd.	82,101
1,300	Hang Seng Bank, Ltd.	19,935
6,241	KBC Groep N.V.	149,716
49,500	Mizuho Financial Group, Inc.	80,576
1,587	National Australia Bank, Ltd.	41,953
11,640	Nordea Bank A.B.	115,134
2,000	Oversea-Chinese Banking Corp., Ltd.	15,225
1,950	Pohjola Bank PLC - Class A	25,657
340	Raiffeisen Bank International A.G.	12,313
8,218	Skandinaviska Enskilda Banken A.B. - Class A	68,834
7,700	Sumitomo Mitsui Financial Group, Inc.	240,810
5,000	Suruga Bank, Ltd.	56,716
2,366	Svenska Handelsbanken A.B. - Class A	88,675
12,008	Swedbank A.B. - Class A	225,662
2,000	United Overseas Bank, Ltd.	32,032
6,356	Westpac Banking Corp.	163,806
4,500	Wing Hang Bank, Ltd.	42,250
		2,032,697
Commercial Services — 1.5%
2,051	Aggreko PLC	76,596
670	Edenred	18,823
6,623	Intertek Group PLC	293,001
73	SGS S.A.	150,007
		538,427
Commercial Services - Finance — 0.8%
16,507	Experian PLC	274,250
Computer Data Security — 0.5%
2,004	Gemalto N.V.	176,255
Computer Services — 0.2%
917	AtoS	63,909
Computers - Integrated Systems — 0.2%
200	Itochu Techno-Solutions Corp.	10,408
500	Otsuka Corp.	44,860
		55,268
Consulting Services — 0.4%
1,237	Bereau Veritas S.A.	127,027
2,851	Serco Group PLC	26,698
		153,725
Containers - Metal and Glass — 0.7%
33,263	Rexam PLC	233,569
Containers - Paper and Plastic — 0.2%
7,135	Amcor, Ltd.	57,422
Cosmetics and Toiletries — 0.7%
2,160	Beiersdorf A.G.	158,474
600	Kao Corp.	17,688
55	L'Oreal S.A.	6,803
1,000	Unicharm Corp.	57,421
		240,386
Cruise Lines — 0.3%
3,242	Carnival PLC	119,504
Diagnostic Kits — 0.2%
4,401	QIAGEN N.V.	80,977
Dialysis Centers — 0%
167	Fresenius Medical Care A.G. & Co. KGaA	12,244
Distribution/Wholesale — 0.8%
1,300	Hitachi High-Technologies Corp.	31,376
5,537	Wolseley PLC	236,195
		267,571
Diversified Banking Institutions — 0.2%
1,709	HSBC Holdings PLC	15,819
9,700	Mitsubishi UFJ Financial Group, Inc.	45,504
		61,323
Diversified Financial Services — 0%
1,407	Investec PLC	8,687
Diversified Operations — 2.3%
5,408	ALS, Ltd.	48,178
2,181	Invensys PLC	8,244
56,500	Keppel Corp., Ltd.	524,982
4,800	Melrose PLC	18,771
7,500	Swire Pacific, Ltd. - Class A	91,890
2,322	Wartsila Oyj Abp	80,406
173	Wendel	14,604
3,000	Wharf Holdings, Ltd.	20,835
		807,910
Diversified Operations - Commercial Services — 1.3%
22,390	Bunzl PLC	400,913
514	Sodexo	38,695
		439,608
Electric - Distribution — 0.1%
1,797	AGL Energy, Ltd.	27,899
Electric - Generation — 0%
300	Electric Power Development Co., Ltd.	7,898
Electric - Integrated — 1.3%
5,500	Power Assets Holdings, Ltd.	46,710
1,958	RWE A.G.	87,589
14,387	SSE PLC	323,350
		457,649
Electric Products - Miscellaneous — 0.1%
2,200	Casio Computer Co., Ltd.	15,593
4,000	Hitachi, Ltd.	22,251
253	Legrand S.A.	9,535
		47,379
Electronic Components - Miscellaneous — 0.1%
1,048	Koninklijke Philips Electronics N.V.	24,447
5,000	NEC Corp.	7,947
		32,394
Electronic Components – Semiconductors — 0.5%
1,639	Mellanox Technologies, Ltd.*	172,170
Electronic Measuring Instruments — 0.5%
4,700	Advantest Corp.	61,145
100	Keyence Corp.	25,634
8,500	Yokogawa Electric Corp.	98,270
		185,049
Electronics - Military — 0.3%
3,291	Safran S.A.	118,338
Engineering - Research and Development Services — 1.5%
3,000	Chiyoda Corp.	46,680
2,000	JGC Corp.	66,778
72,000	SembCorp Industries, Ltd.	332,741
31,000	Singapore Technologies Engineering, Ltd.	89,445
		535,644
Enterprise Software/Services — 0.4%
800	Oracle Corp. Japan	41,271
1,319	SAP A.G.	93,400
		134,671
Finance - Credit Card — 0.2%
3,100	Aeon Credit Service Co., Ltd.	66,752
600	Credit Saison Co., Ltd.	14,512
		81,264
Finance - Investment Bankers/Brokers — 0.2%
4,000	Daiwa Securities Group, Inc.	15,227
761	Macquarie Group, Ltd.	22,461
10,100	Nomura Holdings, Inc.	36,118
		73,806
Finance - Other Services — 0.2%
5,451	London Stock Exchange Group PLC	82,995
Fisheries — 0.1%
2,000	Toyo Suisan Kaisha, Ltd.	50,038
Food - Catering — 0.5%
15,426	Compass Group PLC	170,238
Food - Confectionary — 0.1%
1	Lindt & Spruengli A.G.	36,109
Food - Dairy Products — 0.1%
800	Yakult Honsha Co., Ltd.	37,939
Food - Meat Products — 0%
1,000	Nippon Meat Packers, Inc.	12,843
Food - Miscellaneous/Diversified — 1.9%
12,000	Ajinomoto Co., Inc.	188,259
2,749	Associated British Foods PLC	57,213
4,126	Kerry Group PLC - Class A	211,265
3,000	Kikkoman Corp.	41,028
200	MEIJI Holdings Co., Ltd.	9,933
2,198	Nestle S.A.	138,632
300	Nissin Foods Holdings Co., Ltd.	11,766
444	Unilever PLC	16,144
		674,240
Food - Retail — 0.5%
320	Colruyt S.A.	13,937
5,665	Distribuidora Internacional de Alimentacion S.A.	31,263
2,984	J. Sainsbury PLC	16,742
5,191	Jeronimo Martins SGPS S.A.	86,609
2,660	Tesco PLC	14,259
491	Woolworths, Ltd.	14,645
		177,455
Gambling - Non-Hotel — 0.3%
33,646	Tabcorp Holdings, Ltd.	96,308
Gas - Distribution — 0%
3,000	Osaka Gas Co., Ltd.	13,227
Gas - Transportation — 1.1%
38,377	Centrica PLC	203,116
5,500	Hong Kong & China Gas Co., Ltd.	13,945
14,215	National Grid PLC	156,759
3,000	Tokyo Gas Co., Ltd.	16,534
		390,354
Hotels and Motels — 2.1%
1,465	Accor S.A.	48,857
3,000	City Developments, Ltd.	28,706
18,780	InterContinental Hotels Group PLC	491,218
4,000	Shangri-La Asia, Ltd.	7,759
4,602	Whitbread PLC	168,521
		745,061
Import/Export — 0.7%
10,000	Marubeni Corp.	63,830
1,000	Sumitomo Corp.	13,496
8,600	Toyota Tsusho Corp.	183,971
		261,297
Industrial Gases — 0.1%
148	Linde A.G.	25,482
Investment Companies — 0.1%
948	Investor A.B. - Class B	20,876
Investment Management and Advisory Services — 0.8%
1,283	Aberdeen Asset Management PLC	6,444
740	GAM Holding A.G.	9,642
91,048	Old Mutual PLC	249,763
		265,849
Life and Health Insurance — 1.4%
136	Dai-ichi Life Insurance Co., Ltd.	154,442
76,406	Legal & General Group PLC	162,718
3,838	Prudential PLC	49,668
13,104	Standard Life PLC	57,697
2,712	Suncorp Group, Ltd.	25,988
3,100	T&D Holdings, Inc.	33,575
		484,088
Lottery Services — 0.3%
38,320	Tatts Group, Ltd.	107,700
Machinery - Electrical — 0.1%
108	Schindler Holding A.G.	13,279
100	SMC Corp.	16,124
		29,403
Machinery - General Industrial — 0.7%
1,100	Andritz A.G.	62,288
1,231	Hexagon A.B. - Class B	26,396
567	Kone Oyj - Class B	39,232
1,019	MAN S.E.	93,288
1,800	Nabtesco Corp.	33,061
		254,265
Medical - Biomedical and Genetic — 1.5%
11,016	CSL, Ltd.	525,534
Medical - Drugs — 9.6%
271	Actelion, Ltd.	13,570
3,800	Astellas Pharma, Inc.	193,117
1,981	AstraZeneca PLC	94,516
1,363	Bayer A.G.	117,041
17,700	Chugai Pharmaceutical Co., Ltd.	370,924
4,200	Dainippon Sumitomo Pharma Co., Ltd.	46,188
600	Eisai Co., Ltd.	27,070
8,829	Elan Corp. PLC*	95,179
3,193	GlaxoSmithKline PLC	73,593
8,676	Grifols S.A.	286,499
500	Hisamitsu Pharmaceutical Co., Inc.	27,653
3,000	Kyowa Hakko Kirin Co., Ltd.	36,260
1,334	Merck KGaA	164,550
1,200	Mitsubishi Tanabe Pharma Corp.	18,257
196	Novartis A.G.	11,997
6,828	Novo Nordisk A/S - Class B	1,078,867
800	Ono Pharmaceutical Co., Ltd.	49,269
600	Otsuka Holdings Co., Ltd.	18,611
577	Roche Holding A.G.	107,827
691	Sanofi	58,910
700	Santen Pharmaceutical Co., Ltd.	32,210
1,300	Shionogi & Co., Ltd.	19,862
697	Shire PLC	20,414
200	Takeda Pharmaceutical Co., Ltd.	9,216
2,200	Tsumura & Co.	69,141
5,908	UCB S.A.	324,827
		3,365,568
Medical - Hospitals — 0.8%
11,601	Ramsay Health Care, Ltd.	288,993
Medical - Wholesale Drug Distributors — 0.9%
2,400	Alfresa Holdings Corp.	118,585
4,300	Medipal Holdings Corp.	59,192
4,100	Suzuken Co., Ltd.	136,369
		314,146
Medical Instruments — 0.3%
2,300	Sysmex Corp.	110,696
Medical Labs and Testing Services — 0.1%
500	Miraca Holdings, Inc.	22,462
Medical Products — 0.8%
501	Cochlear, Ltd.	34,890
651	Coloplast A/S - Class B	135,578
226	Fresenius S.E. & Co. KGaA	26,234
1,165	Smith & Nephew PLC	12,857
681	William Demant Holding A/S*	61,051
		270,610
Metal - Iron — 0%
1,069	Fortescue Metals Group, Ltd.	3,869
Metal Processors and Fabricators — 0.2%
2,199	Assa Abloy A.B. - Class B	71,398
Mining Services — 0%
164	Orica, Ltd.	4,230
MRI and Medical Diagnostic Imaging Center — 0%
1,156	Sonic Healthcare, Ltd.	16,245
Multi-Line Insurance — 0.3%
886	Ageas	21,243
1,712	Sampo Oyj - Class A	53,256
178	Zurich Insurance Group A.G.	44,339
		118,838
Multimedia — 0.1%
1,810	Pearson PLC	35,361
Office Supplies and Forms — 0.1%
162	Societe BIC S.A.	19,571
Oil - Field Services — 0.2%
689	Subsea 7 S.A.	15,905
553	Technip S.A.	61,470
		77,375
Oil and Gas Drilling — 1.0%
9,296	Seadrill, Ltd.	363,126
Oil Companies - Integrated — 0.3%
12,941	BP PLC	91,205
411	ENI SpA	8,988
399	Royal Dutch Shell PLC - Class B	14,160
		114,353
Oil Refining and Marketing — 0.1%
1,823	Caltex Australia, Ltd.	31,252
Optical Supplies — 1.8%
6,390	Cie Generale d'Optique Essilor International S.A.	598,300
744	Luxottica Group SpA	26,318
		624,618
Paper and Related Products — 0.1%
382	Holmen A.B. - Class B	10,442
2,079	Svenska Cellulosa A.B. - Class B	38,627
		49,069
Photo Equipment and Supplies — 0.4%
4,100	Nikon Corp.	112,879
1,600	Olympus Corp.	31,171
		144,050
Pipelines — 0.2%
17,741	APA Group	87,212
Precious Metals — 0%
289	Umicore S.A.	15,104
Property and Casualty Insurance — 0.8%
12,364	Admiral Group PLC	210,209
658	Gjensidige Forsikring A.S.A.	9,129
8,451	Insurance Australia Group, Ltd.	38,301
703	QBE Insurance Group, Ltd.	9,441
234	Tryg A/S	15,205
		282,285
Public Thoroughfares — 0.1%
5,575	Transurban Group	34,691
Publishing - Newspapers — 0%
3,000	Singapore Press Holdings, Ltd.	9,952
Real Estate Management/Services — 0.4%
2,600	Aeon Mall Co., Ltd.	63,650
1,195	Lend Lease Group	9,729
1,100	Nomura Real Estate Holdings, Inc.	19,344
620	Swiss Prime Site A.G.	51,238
		143,961
Real Estate Operating/Development — 4.5%
101,000	CapitaLand, Ltd.	261,782
2,000	Cheung Kong Holdings, Ltd.	29,328
300	Daito Trust Construction Co., Ltd.	30,185
7,000	Henderson Land Development Co., Ltd.	50,375
13,000	Hysan Development Co., Ltd.	59,184
71,000	Keppel Land, Ltd.	205,436
12,000	Kerry Properties, Ltd.	60,667
4,000	Mitsui Fudosan Co., Ltd.	80,133
130,000	New World Development Co., Ltd.	201,527
4,000	Sumitomo Realty & Development Co., Ltd.	106,229
15,000	Tokyu Land Corp.	80,364
5,000	UOL Group, Ltd.	23,352
92,000	Wheelock & Co., Ltd.	396,889
		1,585,451
Reinsurance — 1.2%
3,772	Hannover Rueckversicherung A.G.	241,000
502	Muenchener Rueckversicherungs A.G.	78,370
1,555	Swiss Re A.G.	99,978
		419,348
REIT - Diversified — 2.2%
6,081	British Land Co. PLC	51,252
4,935	Capital Shopping Centres Group PLC	26,071
51,360	Dexus Property Group	50,602
470	Fonciere Des Regions	35,328
103	Gecina S.A.	10,543
34,292	Goodman Group	140,834
4,470	GPT Group	15,762
4,551	Hammerson PLC	33,140
1,846	Klepierre	64,730
15,961	Land Securities Group PLC	196,243
6,959	Segro PLC	25,483
11,284	Stockland	39,087
376	Unibail-Rodamco S.E.	74,932
		764,007
REIT - Office Property — 0.4%
24	Japan Prime Realty Investment Corp.	72,351
1	Japan Real Estate Investment Corp.	10,075
1	Nippon Building Fund, Inc.	10,779
10	Nomura Real Estate Office Fund, Inc.	62,740
		155,945
REIT - Shopping Centers — 1.5%
4,488	Centro Retail Australia	9,728
15,948	CFS Retail Property Trust Group	31,922
153	Japan Retail Fund Investment Corp.	273,565
14,655	Westfield Group	154,418
14,922	Westfield Retail Trust	44,724
		514,357
Resorts and Theme Parks — 0%
100	Oriental Land Co., Ltd.	13,176
Retail - Apparel and Shoe — 1.1%
300	Fast Retailing Co., Ltd.	69,790
1,571	Hennes & Mauritz A.B. - Class B	54,596
4,193	Next PLC	233,565
300	Shimamura Co., Ltd.	34,953
		392,904
Retail - Automobile — 0.3%
1,090	USS Co., Ltd.	115,259
Retail - Building Products — 0.3%
21,794	Kingfisher PLC	92,968
Retail - Convenience Stores — 0.5%
1,200	FamilyMart Co., Ltd.	59,062
1,300	Lawson, Inc.	99,974
		159,036
Retail - Home Furnishings — 0%
150	Nitori Holdings Co., Ltd.	13,939
Retail - Major Department Stores — 0%
2,128	Marks & Spencer Group PLC	12,259
Retail - Miscellaneous/Diversified — 0.5%
2,400	Seven & I Holdings Co., Ltd.	73,735
2,500	Wesfarmers, Ltd.	88,827
		162,562
Retail - Regional Department Stores — 0.1%
6,000	J. Front Retailing Co., Ltd.	33,684
Retail - Restaurants — 0.1%
1,200	McDonald's Holdings Co. Japan, Ltd.	34,191
Rubber - Tires — 0.6%
838	Continental A.G.	82,048
2,767	Nokian Renkaat Oyj	112,526
		194,574
Satellite Telecommunications — 0.1%
2,830	Inmarsat PLC	26,959
546	SES S.A. (FDR)	14,848
		41,807
Security Services — 0.3%
26,220	G4S PLC	112,483
Seismic Data Collection — 0.2%
2,611	Cie Generale de Geophysique - Veritas*	82,195
Semiconductor Equipment — 1.2%
3,500	ASM Pacific Technology, Ltd.	41,415
6,864	ASML Holding N.V.	366,806
		408,221
Shipbuilding — 0.3%
27,000	SembCorp Marine, Ltd.	109,373
16,000	Yangzijiang Shipbuilding Holdings, Ltd.	12,780
		122,153
Soap and Cleaning Preparations — 0.5%
2,092	Henkel A.G. & Co. KGaA	136,470
778	Reckitt Benckiser Group PLC	44,782
		181,252
Steel - Specialty — 0%
1,000	Hitachi Metals, Ltd.	8,921
Steel Pipe and Tube — 0.1%
2,448	Tenaris S.A.	49,950
Sugar — 0.1%
1,023	Suedzucker A.G.	36,213
Telecommunication Equipment — 0.1%
1,160	NICE Systems, Ltd.*	38,676
Telecommunication Services — 1.0%
8,000	Singapore Telecommunications, Ltd.	20,865
137,602	Telecom Corp. of New Zealand, Ltd.	271,362
1,022	Telenet Group Holding N.V.	45,764
1,371	Vivendi S.A.	26,732
		364,723
Telephone - Integrated — 2.0%
25,170	BT Group PLC	93,755
1,380	Deutsche Telekom A.G.	16,978
300	KDDI Corp.	23,302
1,600	Softbank Corp.	64,804
41	Swisscom A.G.	16,484
117,540	Telstra Corp., Ltd.	477,849
		693,172
Television — 0.3%
80,519	ITV PLC	114,925
Tobacco — 2.1%
3,452	British American Tobacco PLC	177,212
2,316	Imperial Tobacco Group PLC	85,707
9,000	Japan Tobacco, Inc.	270,162
5,186	Swedish Match A.B.	209,765
		742,846
Toys — 0.1%
1,400	Namco Bandai Holdings, Inc.	23,722
Transactional Software — 0.1%
1,864	Amadeus IT Holding S.A.	43,422
Transportation - Railroad — 0.8%
22,000	Hankyu Hanshin Holdings, Inc.	118,995
3,000	Keisei Electric Railway Co., Ltd.	27,108
8,000	Kintetsu Corp.	31,377
1,000	Odakyu Electric Railway Co., Ltd.	10,523
18,000	Tobu Railway Co., Ltd.	96,898
		284,901
Transportation - Services — 1.6%
80,000	ComfortDelGro Corp., Ltd.	111,827
18,060	Deutsche Post A.G.	352,721
1,195	Koninklijke Vopak N.V.	83,897
		548,445
Transportation - Truck — 0%
600	Yamato Holdings Co., Ltd.	9,505
Venture Capital — 0.3%
25,360	3i Group PLC	91,187
Water — 0.9%
4,610	Severn Trent PLC	124,973
10,979	United Utilities Group PLC	126,923
6,260	Veolia Environnement S.A.	67,533
		319,429
Web Portals/Internet Service Providers — 0.4%
385	Iliad S.A.	62,677
205	Yahoo! Japan Corp.	78,116
		140,793
Wire and Cable Products — 0%
932	Prysmian SpA	16,622
Total Common Stock (cost $31,638,535)		34,876,474
Preferred Stock — 0.5%
Electric - Integrated — 0%
379	RWE A.G.	15,106
Soap and Cleaning Preparations — 0.3%
1,179	Henkel A.G. & Co. KGaA	93,757
Television — 0.2%
2,476	ProSiebenSat.1 Media A.G.	62,372
Total Preferred Stock (cost $153,618)		171,235
Right — 0%
Seismic Data Collection — 0%
2,611	Cie Generale de Geophysique - Veritas* (cost $0)	4,214
Money Market — 0.5%
168,000	Janus Cash Liquidity Fund LLC, 0% (cost $168,000)	168,000
Total Investments (total cost $31,960,153) – 100%		$35,219,923

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$3,125,614	8.9%
Austria	74,601	0.2%
Belgium	1,054,903	3.0%
Bermuda	456,449	1.3%
Cayman Islands	96,800	0.3%
Denmark	1,302,664	3.7%
Finland	311,077	0.9%
France	2,013,564	5.7%
Germany	2,568,106	7.3%
Hong Kong	1,353,271	3.8%
Ireland	698,800	2.0%
Israel	219,274	0.6%
Italy	51,928	0.1%
Japan	7,481,210	21.2%
Jersey	1,006,792	2.9%
Luxembourg	80,703	0.2%
Netherlands	899,518	2.6%
New Zealand	271,362	0.8%
Norway	9,129	0.0%
Portugal	86,609	0.2%
Singapore	1,954,690	5.6%
Spain	361,184	1.0%
Sweden	1,324,280	3.8%
Switzerland	783,208	2.2%
United Kingdom	7,466,187	21.2%
United States††	168,000	0.5%
Total	$35,219,923	100.0%

††	Includes all Cash Equivalents.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

FDR	Fixed Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Building Products – Cement and Aggregate	$490,167	$276,349	$-
Chemicals – Diversified	834,314	8,428	-
Electronic Components - Semiconductors	-	172,170	-
Satellite Telecommunications	26,959	14,848	-
Telecommunication Equipment	-	38,676	-
All Other	33,014,563	-	-

Preferred Stock	-	171,235	-

Right	-	4,214	-

Money Market	-	168,000	-

Total Investments in Securities	$34,366,003	$853,920	$-

INTECH U.S. Core Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.0%
Aerospace and Defense — 0.1%
600	Northrop Grumman Corp.	$39,858
5,700	Raytheon Co.	325,812
		365,670
Agricultural Chemicals — 0%
1,200	Monsanto Co.	109,224
Airlines — 0.1%
21,500	Southwest Airlines Co.	188,555
Apparel Manufacturers — 0.7%
16,600	VF Corp.	2,645,376
Appliances — 0.2%
9,400	Whirlpool Corp.	779,354
Applications Software — 0.8%
23,800	Intuit, Inc.	1,401,344
35,000	Microsoft Corp.	1,042,300
8,900	Red Hat, Inc.*	506,766
		2,950,410
Beverages - Non-Alcoholic — 0.6%
16,200	Coca-Cola Co.	614,466
6,200	Dr. Pepper Snapple Group, Inc.	276,086
13,200	Monster Beverage Corp.*	714,912
5,400	PepsiCo, Inc.	382,158
		1,987,622
Beverages - Wine and Spirits — 0.7%
26,800	Beam, Inc.	1,542,072
12,900	Brown-Forman Corp. - Class B	841,725
		2,383,797
Brewery — 0%
1,700	Molson Coors Brewing Co. - Class B	76,585
Broadcast Services and Programming — 0.5%
4,900	Discovery Communications, Inc. - Class A*	292,187
22,300	Scripps Networks Interactive, Inc. - Class A	1,365,429
		1,657,616
Building - Residential and Commercial — 1.6%
133,300	D.R. Horton, Inc.	2,751,312
87,000	Lennar Corp. - Class A	3,024,990
		5,776,302
Building Products - Wood — 0.1%
12,400	Masco Corp.	186,620
Cable/Satellite Television — 3.1%
166,300	Comcast Corp. - Class A	5,948,551
75,000	DIRECTV*	3,934,500
9,600	Time Warner Cable, Inc.	912,576
		10,795,627
Cellular Telecommunications — 0.3%
79,600	MetroPCS Communications, Inc.*	932,116
19,700	Sprint Nextel Corp.*	108,744
		1,040,860
Chemicals - Diversified — 1.0%
9,300	E.I. du Pont de Nemours & Co.	467,511
22,400	FMC Corp.	1,240,512
7,700	LyondellBasell Industries N.V. - Class A	397,782
11,600	PPG Industries, Inc.	1,332,144
		3,437,949
Chemicals - Specialty — 0.6%
34,100	Eastman Chemical Co.	1,944,041
4,100	Ecolab, Inc.	265,721
		2,209,762
Coal — 0.1%
14,100	Alpha Natural Resources, Inc.*	92,637
3,700	Peabody Energy Corp.	82,473
		175,110
Coatings and Paint Products — 2.0%
47,100	Sherwin-Williams Co.	7,013,661
Commercial Banks — 1.3%
77,100	BB&T Corp.	2,556,636
27,800	First Horizon National Corp.	267,714
2,700	M&T Bank Corp.	256,932
200,700	Regions Financial Corp.	1,447,047
		4,528,329
Commercial Services - Finance — 1.4%
3,500	Automatic Data Processing, Inc.	205,310
40,000	Equifax, Inc.	1,863,200
43,100	H&R Block, Inc.	746,923
900	MasterCard, Inc. - Class A	406,332
21,000	Moody's Corp.	927,570
9,700	Paychex, Inc.	322,913
18,000	Total System Services, Inc.	426,600
		4,898,848
Computer Services — 2.0%
17,900	Accenture PLC - Class A (U.S. Shares)	1,253,537
29,700	Cognizant Technology Solutions Corp. - Class A*	2,076,624
17,300	International Business Machines Corp.	3,588,885
		6,919,046
Computer Software — 0.2%
17,500	Akamai Technologies, Inc.*	669,550
Computers — 4.0%
21,000	Apple, Inc.	14,012,460
8,500	Dell, Inc.	83,810
		14,096,270
Computers - Integrated Systems — 0.2%
7,500	Teradata Corp.*	565,575
Computers - Memory Devices — 0.6%
6,200	EMC Corp.*	169,074
9,400	NetApp, Inc.*	309,072
28,600	Seagate Technology PLC	886,600
23,700	Western Digital Corp.	917,901
		2,282,647
Consulting Services — 0%
9,500	SAIC, Inc.	114,380
Consumer Products - Miscellaneous — 0.3%
2,300	Clorox Co.	165,715
9,300	Kimberly-Clark Corp.	797,754
		963,469
Cosmetics and Toiletries — 1.4%
15,200	Colgate-Palmolive Co.	1,629,744
47,800	Estee Lauder Cos., Inc. - Class A	2,943,046
6,900	Procter & Gamble Co.	478,584
		5,051,374
Data Processing and Management — 1.4%
18,400	Dun & Bradstreet Corp.	1,465,008
102,400	Fidelity National Information Services, Inc.	3,196,928
4,400	Fiserv, Inc.*	325,732
		4,987,668
Dialysis Centers — 0.1%
3,600	DaVita, Inc.*	372,996
Disposable Medical Products — 0.1%
1,700	C.R. Bard, Inc.	177,905
Distribution/Wholesale — 3.1%
103,000	Fastenal Co.	4,427,970
38,000	Genuine Parts Co.	2,319,140
20,400	W.W. Grainger, Inc.	4,250,748
		10,997,858
Diversified Banking Institutions — 0.3%
21,800	Bank of America Corp.	192,494
1,100	Citigroup, Inc.	35,992
800	Goldman Sachs Group, Inc.	90,944
12,426	JPMorgan Chase & Co.	503,004
22,500	Morgan Stanley	376,650
		1,199,084
Diversified Operations — 1.4%
5,400	Cooper Industries PLC (U.S. Shares)	405,324
30,200	Eaton Corp.	1,427,252
39,500	General Electric Co.	897,045
6,300	Illinois Tool Works, Inc.	374,661
7,200	Ingersoll-Rand PLC	322,704
55,500	Textron, Inc.	1,452,435
		4,879,421
E-Commerce/Products — 0.4%
22,800	eBay, Inc.*	1,103,748
8,600	Netflix, Inc.*	468,184
		1,571,932
E-Commerce/Services — 0.7%
16,200	Expedia, Inc.	937,008
1,900	priceline.com, Inc.*	1,175,587
16,100	TripAdvisor, Inc.	530,173
		2,642,768
Electric - Integrated — 5.2%
36,600	Ameren Corp.	1,195,722
2,400	American Electric Power Co., Inc.	105,456
86,100	CMS Energy Corp.	2,027,655
24,700	Consolidated Edison, Inc.	1,479,283
23,500	Dominion Resources, Inc.	1,244,090
10,800	DTE Energy Co.	647,352
55,412	Duke Energy Corp.	3,590,697
2,300	Edison International	105,087
17,400	FirstEnergy Corp.	767,340
1,900	Integrys Energy Group, Inc.	99,180
14,200	NextEra Energy, Inc.	998,686
3,300	PG&E Corp.	140,811
33,400	Pinnacle West Capital Corp.	1,763,520
4,200	PPL Corp.	122,010
3,600	Public Service Enterprise Group, Inc.	115,848
10,400	SCANA Corp.	502,008
36,800	Southern Co.	1,696,112
5,400	TECO Energy, Inc.	95,796
33,000	Wisconsin Energy Corp.	1,243,110
14,400	Xcel Energy, Inc.	399,024
		18,338,787
Electric Products - Miscellaneous — 0%
600	Emerson Electric Co.	28,962
Electronic Components - Miscellaneous — 0.1%
20,300	Jabil Circuit, Inc.	380,016
Electronic Components – Semiconductors — 0.9%
66,400	Intel Corp.	1,505,952
186,800	LSI Corp. *	1,290,788
36,300	Micron Technology, Inc.*	217,255
9,100	Texas Instruments, Inc.	250,705
		3,264,700
Electronic Connectors — 0.3%
15,300	Amphenol Corp. - Class A	900,864
Electronic Forms — 0%
3,200	Adobe Systems, Inc.*	103,872
Electronic Measuring Instruments — 0%
1,200	Agilent Technologies, Inc.	46,140
Engines - Internal Combustion — 0.1%
2,000	Cummins, Inc.	184,420
Enterprise Software/Services — 0.9%
3,600	BMC Software, Inc.*	149,364
112,400	CA, Inc.	2,895,986
2,200	Oracle Corp.	69,278
		3,114,628
Fiduciary Banks — 0%
1,600	State Street Corp.	67,136
Filtration and Separations Products — 0.5%
27,700	Pall Corp.	1,758,673
Finance - Credit Card — 0.9%
43,400	Discover Financial Services	1,724,282
10,000	Visa, Inc. - Class A	1,342,800
		3,067,082
Finance - Investment Bankers/Brokers — 0%
6,900	Charles Schwab Corp.	88,251
9,800	E*TRADE Financial Corp.*	86,338
		174,589
Finance - Other Services — 0.2%
5,500	CME Group, Inc.	315,150
11,100	NYSE Euronext	273,615
		588,765
Food - Confectionary — 1.1%
21,200	Hershey Co.	1,502,868
27,100	J.M. Smucker Co.	2,339,543
		3,842,411
Food - Dairy Products — 0.2%
45,900	Dean Foods Co. *	750,465
Food - Miscellaneous/Diversified — 1.1%
6,300	Campbell Soup Co.	219,366
20,300	ConAgra Foods, Inc.	560,077
5,900	General Mills, Inc.	235,115
10,900	H.J. Heinz Co.	609,855
2,000	Kellogg Co.	103,320
29,000	Kraft Foods, Inc. - Class A	1,199,150
14,900	McCormick & Co., Inc.	924,396
		3,851,279
Food - Retail — 0.3%
28,500	Safeway, Inc.	458,565
5,000	Whole Foods Market, Inc.	487,000
		945,565
Food - Wholesale/Distribution — 0%
3,500	Sysco Corp.	109,445
Gas - Transportation — 1.1%
4,200	CenterPoint Energy, Inc.	89,460
101,200	NiSource, Inc.	2,578,576
18,600	Sempra Energy	1,199,514
		3,867,550
Home Decoration Products — 0.3%
59,800	Newell Rubbermaid, Inc.	1,141,582
Hotels and Motels — 1.7%
39,500	Marriott International, Inc. - Class A	1,544,450
86,700	Wyndham Worldwide Corp.	4,550,016
		6,094,466
Human Resources — 0.1%
11,500	Robert Half International, Inc.	306,245
Independent Power Producer — 0%
4,800	NRG Energy, Inc.	102,672
Industrial Automation and Robotics — 0.1%
5,200	Rockwell Automation, Inc.	361,660
Industrial Gases — 0.5%
21,900	Airgas, Inc.	1,802,370
Instruments - Controls — 0.1%
3,900	Honeywell International, Inc.	233,025
Instruments - Scientific — 0.5%
55,500	PerkinElmer, Inc.	1,635,585
1,300	Thermo Fisher Scientific, Inc.	76,479
		1,712,064
Insurance Brokers — 0.4%
25,300	Aon PLC	1,322,937
Internet Infrastructure Software — 0.4%
14,600	F5 Networks, Inc.*	1,528,620
Internet Security — 0.1%
4,900	VeriSign, Inc.	238,581
Investment Management and Advisory Services — 0.6%
3,500	Ameriprise Financial, Inc.	198,415
1,000	BlackRock, Inc.	178,300
23,000	Federated Investors, Inc. - Class B	475,870
49,500	Invesco, Ltd.	1,237,005
5,600	Legg Mason, Inc.	138,208
		2,227,798
Life and Health Insurance — 0.6%
17,000	AFLAC, Inc.	813,960
7,300	Lincoln National Corp.	176,587
3,200	Principal Financial Group, Inc.	86,208
18,500	Torchmark Corp.	949,975
		2,026,730
Linen Supply & Related Items — 0.4%
36,300	Cintas Corp.	1,504,635
Machinery - Construction and Mining — 1.2%
48,900	Caterpillar, Inc.	4,207,356
Machinery - General Industrial — 0.5%
16,600	Roper Industries, Inc.	1,824,174
Machinery - Pumps — 0.1%
3,700	Flowserve Corp.	472,638
Medical - Biomedical and Genetic — 1.4%
13,800	Alexion Pharmaceuticals, Inc.*	1,578,720
3,000	Amgen, Inc.	252,960
19,100	Biogen Idec, Inc.*	2,850,293
2,300	Gilead Sciences, Inc.*	152,559
2,200	Life Technologies Corp.*	107,536
		4,942,068
Medical - Drugs — 1.9%
10,300	Abbott Laboratories	706,168
7,600	Allergan, Inc.	696,008
76,300	Bristol-Myers Squibb Co.	2,575,125
22,600	Eli Lilly & Co.	1,071,466
2,000	Johnson & Johnson	137,820
26,686	Merck & Co., Inc.	1,203,539
10,000	Pfizer, Inc.	248,500
		6,638,626
Medical - Generic Drugs — 0%
900	Watson Pharmaceuticals, Inc.*	76,644
Medical - HMO — 0.8%
5,000	Aetna, Inc.	198,000
25,600	Coventry Health Care, Inc.	1,067,264
3,300	Humana, Inc.	231,495
20,800	UnitedHealth Group, Inc.	1,152,528
2,200	WellPoint, Inc.	127,622
		2,776,909
Medical - Wholesale Drug Distributors — 0.4%
14,800	McKesson Corp.	1,273,244
Medical Information Systems — 0.4%
18,900	Cerner Corp.*	1,463,049
Medical Instruments — 1.1%
29,500	Boston Scientific Corp.*	169,330
1,700	Edwards Lifesciences Corp.*	182,529
6,800	Intuitive Surgical, Inc.*	3,370,284
2,900	Medtronic, Inc.	125,048
3,100	St. Jude Medical, Inc.	130,603
		3,977,794
Medical Labs and Testing Services — 0%
900	Laboratory Corp. of America Holdings*	83,223
1,400	Quest Diagnostics, Inc.	88,802
		172,025
Medical Products — 0.2%
1,600	Baxter International, Inc.	96,416
1,600	Becton, Dickinson and Co.	125,696
4,400	Hospira, Inc.*	144,408
5,800	Varian Medical Systems, Inc.*	349,856
		716,376
Metal Processors and Fabricators — 0.1%
2,000	Precision Castparts Corp.	326,680
Motorcycle and Motor Scooter Manufacturing — 0.2%
13,200	Harley-Davidson, Inc.	559,284
Multi-Line Insurance — 2.0%
2,000	ACE, Ltd. (U.S. Shares)	151,200
62,700	Allstate Corp.	2,483,547
9,500	American International Group, Inc.*	311,505
12,600	Assurant, Inc.	469,980
96,900	Cincinnati Financial Corp.	3,671,541
		7,087,773
Multimedia — 1.7%
11,100	News Corp. - Class A	272,283
24,300	Time Warner, Inc.	1,101,519
7,100	Viacom, Inc. - Class B	380,489
82,100	Walt Disney Co.	4,292,188
		6,046,479
Networking Products — 0.2%
27,800	Cisco Systems, Inc.	530,702
Non-Hazardous Waste Disposal — 0.1%
5,600	Waste Management, Inc.	179,648
Oil - Field Services — 0%
1,147	Schlumberger, Ltd. (U.S. Shares)	82,963
Oil and Gas Drilling — 0.3%
3,200	Diamond Offshore Drilling, Inc.	210,592
5,000	Ensco PLC - Class A	272,800
9,900	Nabors Industries, Ltd.*	138,897
3,000	Noble Corp.	107,340
4,900	Rowan Cos. PLC - Class A*	165,473
		895,102
Oil Companies - Exploration and Production — 0.6%
6,400	Devon Energy Corp.	387,200
13,300	Pioneer Natural Resources Co.	1,388,520
5,600	QEP Resources, Inc.	177,296
1,400	Range Resources Corp.	97,818
		2,050,834
Oil Companies - Integrated — 2.3%
11,430	Chevron Corp.	1,332,281
6,500	ConocoPhillips	371,670
48,700	Exxon Mobil Corp.	4,453,615
44,600	Marathon Oil Corp.	1,318,822
7,000	Marathon Petroleum Corp.	382,130
7,200	Phillips 66	333,864
		8,192,382
Oil Field Machinery and Equipment — 0.8%
36,200	National Oilwell Varco, Inc.	2,899,982
Oil Refining and Marketing — 0.8%
49,800	Sunoco, Inc.	2,332,134
6,000	Tesoro Corp.	251,400
4,800	Valero Energy Corp.	152,064
		2,735,598
Paper and Related Products — 0.2%
18,000	International Paper Co.	653,760
Pharmacy Services — 0%
2,253	Express Scripts Holding Co.*	141,196
Pipelines — 3.5%
42,986	Kinder Morgan, Inc.	1,526,863
106,000	ONEOK, Inc.	5,120,860
66,400	Spectra Energy Corp.	1,949,504
103,600	Williams Cos., Inc.	3,622,892
		12,220,119
Printing - Commercial — 0%
10,800	R.R. Donnelley & Sons Co.	114,480
Property and Casualty Insurance — 0.6%
12,800	Chubb Corp.	976,384
3,100	Progressive Corp.	64,294
16,600	Travelers Cos., Inc.	1,133,116
		2,173,794
Publishing - Books — 0.1%
6,600	McGraw-Hill Cos., Inc.	360,294
Publishing - Newspapers — 0.5%
90,400	Gannett Co., Inc.	1,604,600
Quarrying — 0.2%
13,600	Vulcan Materials Co.	643,280
Reinsurance — 0%
800	Berkshire Hathaway, Inc. - Class B*	70,560
REIT - Apartments — 0.3%
7,000	AvalonBay Communities, Inc.	951,930
2,600	Equity Residential	149,578
		1,101,508
REIT - Diversified — 0.7%
28,200	American Tower Corp.	2,013,198
23,100	Weyerhaeuser Co.	603,834
		2,617,032
REIT - Health Care — 0.1%
2,700	HCP, Inc.	120,096
4,100	Ventas, Inc.	255,225
		375,321
REIT - Office Property — 0.2%
6,100	Boston Properties, Inc.	674,721
REIT - Regional Malls — 0.4%
9,000	Simon Property Group, Inc.	1,366,290
REIT - Storage — 0.4%
9,100	Public Storage	1,266,447
Retail - Apparel and Shoe — 2.7%
105,100	Gap, Inc.	3,760,478
14,100	Limited Brands, Inc.	694,566
80,200	Ross Stores, Inc.	5,180,920
		9,635,964
Retail - Auto Parts — 1.6%
9,700	AutoZone, Inc.*	3,585,799
24,000	O'Reilly Automotive, Inc. *	2,006,880
		5,592,679
Retail - Bedding — 0%
2,200	Bed Bath & Beyond, Inc.*	138,600
Retail - Building Products — 4.8%
213,800	Home Depot, Inc.	12,907,106
135,800	Lowe's Cos., Inc.	4,106,592
		17,013,698
Retail - Discount — 0.4%
2,600	Big Lots, Inc.*	76,908
1,900	Costco Wholesale Corp.	190,238
6,300	Dollar Tree, Inc.*	304,132
3,300	Family Dollar Stores, Inc.	218,790
8,500	Wal-Mart Stores, Inc.	627,300
		1,417,368
Retail - Drug Store — 0.1%
5,900	CVS Caremark Corp.	285,678
Retail - Major Department Stores — 2.4%
9,800	J.C. Penney Co., Inc.*	238,042
183,900	TJX Cos., Inc.	8,236,881
		8,474,923
Retail - Regional Department Stores — 0.5%
43,400	Macy's, Inc.	1,632,708
Retail - Restaurants — 2.6%
36,300	McDonald's Corp.	3,330,525
74,400	Starbucks Corp.	3,775,800
32,300	Yum! Brands, Inc.	2,142,782
		9,249,107
Savings/Loan/Thrifts — 0%
19,000	Hudson City Bancorp, Inc.	151,240
Semiconductor Equipment — 0.3%
9,000	KLA-Tencor Corp.	429,345
15,950	Lam Research Corp.*	506,971
8,800	Teradyne, Inc.*	125,136
		1,061,452
Steel - Producers — 0.2%
18,200	Nucor Corp.	696,332
9,200	United States Steel Corp.	175,444
		871,776
Super-Regional Banks — 0.6%
6,800	Fifth Third Bancorp	105,468
4,000	SunTrust Banks, Inc.	113,080
30,300	U.S. Bancorp	1,039,290
27,980	Wells Fargo & Co.	966,149
		2,223,987
Telecommunication Equipment — 0%
2,600	Harris Corp.	133,172
Telephone - Integrated — 1.1%
24,558	AT&T, Inc.	925,837
56,385	CenturyLink, Inc.	2,277,954
18,100	Verizon Communications, Inc.	824,817
		4,028,608
Television — 0.7%
71,200	CBS Corp. - Class B	2,586,696
Tobacco — 2.8%
58,200	Altria Group, Inc.	1,943,298
13,200	Lorillard, Inc.	1,537,140
31,200	Philip Morris International, Inc.	2,806,128
79,800	Reynolds American, Inc.	3,458,532
		9,745,098
Tools - Hand Held — 0.5%
23,227	Stanley Black & Decker, Inc.	1,771,059
Toys — 0%
2,200	Mattel, Inc.	78,056
Transportation - Railroad — 0.3%
3,800	CSX Corp.	78,850
7,500	Union Pacific Corp.	890,250
		969,100
Transportation - Services — 0.3%
10,700	FedEx Corp.	905,434
Vitamins and Nutrition Products — 0.1%
4,500	Mead Johnson Nutrition Co.	329,760
Web Portals/Internet Service Providers — 1.5%
7,000	Google, Inc. - Class A*	5,281,500
10,300	Yahoo!, Inc. *	164,542
		5,446,042
Wireless Equipment — 1.1%
47,800	Crown Castle International Corp.*	3,063,980
12,857	Motorola Solutions, Inc.	649,921
		3,713,901
Total Common Stock (cost $282,185,254)		349,655,792
Money Market — 1.0%
3,583,299	Janus Cash Liquidity Fund LLC, 0% (cost $3,583,299)	3,583,299
Total Investments (total cost $285,768,553) – 100%		$353,239,091

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$1,375,902	0.4%
Curacao	82,963	0.0%
Ireland	2,868,165	0.8%
Netherlands	397,782	0.1%
Switzerland	258,540	0.1%
United Kingdom	1,761,210	0.5%
United States††	346,494,529	98.1%
Total	$353,239,091	100.0%

††	Includes Cash Equivalents (97.1% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012 )	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$349,655,792	$—	$—

Money Market	—	3,583,299	—
Total Investments	$349,655,792	$3,583,299	$—

INTECH U.S. Growth Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.6%
Advertising Agencies — 0.1%
7,500	Omnicom Group, Inc.	$386,700
Advertising Sales — 0.1%
6,600	Lamar Advertising Co. - Class A*	244,596
Aerospace and Defense — 1.4%
4,500	Boeing Co.	313,290
15,400	Lockheed Martin Corp.	1,438,052
18,000	TransDigm Group, Inc.*	2,553,660
		4,305,002
Aerospace and Defense – Equipment — 0.3%
2,900	Triumph Group, Inc.	181,337
8,600	United Technologies Corp.	673,294
		854,631
Agricultural Chemicals — 0.1%
500	CF Industries Holdings, Inc.	111,120
3,200	Monsanto Co.	291,264
		402,384
Airlines — 0.5%
13,800	Copa Holdings S.A. - Class A	1,121,526
11,400	Delta Air Lines, Inc.*	104,424
28,000	Southwest Airlines Co.	245,560
4,200	United Continental Holdings, Inc.*	81,900
		1,553,410
Apparel Manufacturers — 0.6%
14,500	Carter's, Inc.*	780,680
1,600	Coach, Inc.	89,632
1,900	Michael Kors Holdings, Ltd.	101,042
6,600	Under Armour, Inc. - Class A*	368,478
1,800	VF Corp.	286,848
		1,626,680
Applications Software — 1.8%
3,300	Intuit, Inc.	194,304
121,100	Microsoft Corp.	3,606,358
3,300	NetSuite, Inc.*	210,540
15,700	Red Hat, Inc.*	893,958
3,700	Salesforce.com, Inc.*	564,953
		5,470,113
Athletic Footwear — 0.4%
12,300	NIKE, Inc. - Class B	1,167,393
Automotive - Truck Parts and Equipment - Original — 0%
2,100	Delphi Automotive PLC	65,100
Beverages - Non-Alcoholic — 2.3%
55,000	Coca-Cola Co.	2,086,150
18,400	Coca-Cola Enterprises, Inc.	575,368
20,100	Dr. Pepper Snapple Group, Inc.	895,053
53,400	Monster Beverage Corp.*	2,892,144
5,000	PepsiCo, Inc.	353,850
		6,802,565
Beverages - Wine and Spirits — 0.3%
13,200	Brown-Forman Corp. - Class B	861,300
Broadcast Services and Programming — 0.6%
12,200	Discovery Communications, Inc. - Class A*	727,486
16,700	Scripps Networks Interactive, Inc. - Class A	1,022,541
		1,750,027
Building - Maintenance and Service — 0.1%
13,600	Rollins, Inc.	318,104
Building - Residential and Commercial — 0.2%
7,300	D.R. Horton, Inc.	150,672
600	NVR, Inc.*	506,700
		657,372
Building and Construction Products - Miscellaneous — 0.1%
8,900	Fortune Brands Home & Security, Inc.*	240,389
Building Products - Wood — 0.1%
25,100	Masco Corp.	377,755
Cable/Satellite Television — 2.6%
6,200	Cablevision Systems Corp. - Class A	98,270
15,700	Charter Communications, Inc. - Class A*	1,178,599
93,100	Comcast Corp. - Class A	3,330,187
26,500	DIRECTV*	1,390,190
4,300	DISH Network Corp. - Class A	131,623
10,300	Liberty Global, Inc. - Class A*	625,725
11,200	Time Warner Cable, Inc.	1,064,672
		7,819,266
Casino Hotels — 0%
1,700	Las Vegas Sands Corp.	78,829
Casino Services — 0.2%
14,100	Bally Technologies, Inc.*	696,399
Chemicals - Diversified — 1.0%
3,400	E.I. du Pont de Nemours & Co.	170,918
28,000	FMC Corp.	1,550,640
5,700	LyondellBasell Industries N.V. - Class A	294,462
9,400	PPG Industries, Inc.	1,079,496
		3,095,516
Chemicals - Specialty — 1.4%
6,700	Albemarle Corp.	352,956
9,752	Eastman Chemical Co.	555,962
18,014	Ecolab, Inc.	1,167,487
3,700	International Flavors & Fragrances, Inc.	220,446
1,200	NewMarket Corp.	295,776
1,200	Sigma-Aldrich Corp.	86,364
24,200	WR Grace & Co.*	1,429,736
		4,108,727
Coatings and Paint Products — 2.2%
5,000	RPM International, Inc.	142,700
33,300	Sherwin-Williams Co.	4,958,703
25,900	Valspar Corp.	1,452,990
		6,554,393
Commercial Banks — 0.1%
2,300	Signature Bank*	154,284
Commercial Services — 0%
2,900	Iron Mountain, Inc.	98,919
Commercial Services - Finance — 3.5%
17,300	Alliance Data Systems Corp.*	2,455,735
26,500	Automatic Data Processing, Inc.	1,554,490
7,500	Equifax, Inc.	349,350
16,700	FleetCor Technologies, Inc.*	748,160
61,100	H&R Block, Inc.	1,058,863
36,200	Lender Processing Services, Inc.	1,009,618
2,800	MasterCard, Inc. - Class A	1,264,144
16,100	Moody's Corp.	711,137
16,800	Paychex, Inc.	559,272
12,200	SEI Investments Co.	261,690
14,200	Total System Services, Inc.	336,540
		10,308,999
Communications Software — 0.2%
11,300	SolarWinds, Inc.*	629,862
Computer Aided Design — 0.2%
4,700	ANSYS, Inc.*	344,980
3,800	Autodesk, Inc.*	126,806
		471,786
Computer Services — 4.4%
37,100	Accenture PLC - Class A (U.S. Shares)	2,598,113
8,600	Cognizant Technology Solutions Corp. - Class A*	601,312
3,500	DST Systems, Inc.	197,960
11,600	IHS, Inc. - Class A*	1,129,260
41,000	International Business Machines Corp.	8,505,450
		13,032,095
Computers — 5.1%
22,900	Apple, Inc.	15,280,254
Computers - Integrated Systems — 0.4%
3,600	Jack Henry & Associates, Inc.	136,440
18,400	NCR Corp.*	428,904
9,500	Teradata Corp.*	716,395
		1,281,739
Computers - Memory Devices — 0.2%
23,400	EMC Corp. *	638,118
Consulting Services — 0.8%
7,200	Gartner, Inc.*	331,848
15,200	Genpact, Ltd.	253,536
40,100	Verisk Analytics, Inc. - Class A*	1,909,161
		2,494,545
Consumer Products - Miscellaneous — 0.9%
4,000	Clorox Co.	288,200
14,800	Jarden Corp.*	782,032
18,300	Kimberly-Clark Corp.	1,569,774
		2,640,006
Containers - Metal and Glass — 0.9%
38,500	Ball Corp.	1,628,935
8,500	Crown Holdings, Inc.*	312,375
17,800	Silgan Holdings, Inc.	774,478
		2,715,788
Containers - Paper and Plastic — 0.1%
4,400	Packaging Corp. of America	159,720
Cosmetics and Toiletries — 1.2%
20,500	Colgate-Palmolive Co.	2,198,010
19,300	Estee Lauder Cos., Inc. - Class A	1,188,301
3,334	Procter & Gamble Co.	231,246
		3,617,557
Data Processing and Management — 0.6%
10,500	Dun & Bradstreet Corp.	836,010
11,200	Fiserv, Inc.*	829,136
		1,665,146
Dental Supplies and Equipment — 0.2%
13,300	Patterson Cos., Inc.	455,392
Diagnostic Kits — 0%
500	IDEXX Laboratories, Inc.*	49,675
Dialysis Centers — 0.5%
15,100	DaVita, Inc.*	1,564,511
Disposable Medical Products — 0.2%
5,500	C.R. Bard, Inc.	575,575
Distribution/Wholesale — 1.4%
43,500	Fastenal Co.	1,870,065
4,700	Genuine Parts Co.	286,841
30,800	LKQ Corp.*	569,800
7,400	W.W. Grainger, Inc.	1,541,938
		4,268,644
Diversified Operations — 1.5%
14,700	3M Co.	1,358,574
1,500	Carlisle Cos., Inc.	77,880
3,000	Danaher Corp.	165,450
18,000	Illinois Tool Works, Inc.	1,070,460
22,300	Ingersoll-Rand PLC	999,486
7,500	SPX Corp.	490,575
14,000	Textron, Inc.	366,380
		4,528,805
E-Commerce/Products — 0.6%
1,000	Amazon.com, Inc.*	254,320
28,400	eBay, Inc.*	1,374,844
		1,629,164
E-Commerce/Services — 1.2%
17,350	Expedia, Inc.	1,003,524
1,800	IAC / InterActiveCorp	93,708
2,900	priceline.com, Inc.*	1,794,317
24,150	TripAdvisor, Inc.	795,260
		3,686,809
Electric Products - Miscellaneous — 0.1%
6,550	AMETEK, Inc.	232,198
Electric – Transmission — 0%
900	ITC Holdings Corp.	68,022
Electronic Components - Miscellaneous — 0%
4,900	Gentex Corp.	83,349
Electronic Components – Semiconductors — 1.6%
5,900	Avago Technologies, Ltd.	205,703
161,500	Intel Corp.	3,662,820
38,800	Skyworks Solutions, Inc.*	914,322
		4,782,845
Electronic Connectors — 0%
2,000	Amphenol Corp. - Class A	117,760
Electronic Design Automation — 0%
6,400	Cadence Design Systems, Inc.*	82,336
Electronic Forms — 0.2%
15,200	Adobe Systems, Inc.*	493,392
Enterprise Software/Services — 0.4%
13,300	Ariba, Inc.*	595,840
7,300	BMC Software, Inc.*	302,877
6,100	CA, Inc.	157,167
1,900	Concur Technologies, Inc.*	140,087
3,300	Oracle Corp.	103,917
		1,299,888
Filtration and Separations Products — 0.4%
16,200	Donaldson Co., Inc.	562,302
9,300	Pall Corp.	590,457
		1,152,759
Finance - Credit Card — 1.3%
10,100	American Express Co.	574,286
25,300	Visa, Inc. - Class A	3,397,284
		3,971,570
Finance - Other Services — 0.1%
6,600	CBOE Holdings, Inc.	194,172
Food - Baking — 0.1%
13,850	Flowers Foods, Inc.	279,493
Food - Confectionary — 0.2%
7,600	Hershey Co.	538,764
Food - Dairy Products — 0.4%
66,500	Dean Foods Co. *	1,087,275
Food - Meat Products — 0.2%
18,640	Hillshire Brands Co.	499,179
Food - Miscellaneous/Diversified — 0.7%
3,100	Campbell Soup Co.	107,942
5,500	H.J. Heinz Co.	307,725
4,400	Ingredion, Inc.	242,704
3,100	Kellogg Co.	160,146
3,900	Kraft Foods, Inc. - Class A	161,265
16,100	McCormick & Co., Inc.	998,844
		1,978,626
Food - Retail — 0.3%
8,900	Fresh Market, Inc.*	533,822
2,400	Whole Foods Market, Inc.	233,760
		767,582
Food - Wholesale/Distribution — 0.2%
19,600	Sysco Corp.	612,892
Garden Products — 0.4%
30,800	Toro Co.	1,225,224
Gas - Transportation — 0.1%
13,100	Questar Corp.	266,323
Hazardous Waste Disposal — 0.1%
2,600	Stericycle, Inc.*	235,352
Hotels and Motels — 0.7%
29,800	Marriott International, Inc. - Class A	1,165,180
17,700	Wyndham Worldwide Corp.	928,896
		2,094,076
Human Resources — 0.1%
6,000	Robert Half International, Inc.	159,780
Industrial Automation and Robotics — 0.1%
6,600	Nordson Corp.	386,892
Industrial Gases — 0.6%
14,800	Airgas, Inc.	1,218,040
5,600	Praxair, Inc.	581,728
		1,799,768
Instruments - Controls — 0.2%
8,200	Honeywell International, Inc.	489,950
Insurance Brokers — 0.3%
5,000	Arthur J. Gallagher & Co.	179,100
18,200	Marsh & McLennan Cos., Inc.	617,526
		796,626
Internet Infrastructure Software — 0%
1,600	TIBCO Software, Inc.*	48,368
Internet Media — 0.1%
18,100	Facebook, Inc. - Class A*	391,865
Internet Security — 0.3%
15,400	VeriSign, Inc.	749,826
Investment Management and Advisory Services — 0.5%
400	Affiliated Managers Group, Inc.*	49,200
500	BlackRock, Inc.	89,150
50,000	Federated Investors, Inc. - Class B	1,034,500
1,400	Franklin Resources, Inc.	175,098
1,900	T. Rowe Price Group, Inc.	120,270
		1,468,218
Linen Supply & Related Items — 0%
3,200	Cintas Corp.	132,640
Machine Tools and Related Products — 0.3%
24,900	Lincoln Electric Holdings, Inc.	972,345
Machinery - General Industrial — 0.4%
5,400	Babcock & Wilcox Co.*	137,538
3,700	IDEX Corp.	154,549
8,200	Roper Industries, Inc.	901,098
1,500	Wabtec Corp.	120,435
		1,313,620
Machinery - Pumps — 0.2%
2,400	Flowserve Corp.	306,576
5,900	Graco, Inc.	296,652
		603,228
Medical - Biomedical and Genetic — 4.8%
32,000	Alexion Pharmaceuticals, Inc.*	3,660,800
32,800	Amgen, Inc.	2,765,696
17,600	Ariad Pharmaceuticals, Inc.*	426,360
8,400	Biogen Idec, Inc.*	1,253,532
13,700	Celgene Corp.*	1,046,680
6,200	Gilead Sciences, Inc.*	411,246
23,800	Incyte Corp., Ltd.*	429,590
27,000	Myriad Genetics, Inc.*	728,730
18,800	Regeneron Pharmaceuticals, Inc.*	2,870,008
10,800	United Therapeutics Corp.*	603,504
		14,196,146
Medical - Drugs — 2.3%
30,600	Abbott Laboratories	2,097,936
5,000	Allergan, Inc.	457,900
66,300	Bristol-Myers Squibb Co.	2,237,625
22,600	Eli Lilly & Co.	1,071,466
4,000	Johnson & Johnson	275,640
8,400	Medivation, Inc.*	473,424
2,400	Salix Pharmaceuticals, Ltd.*	101,616
		6,715,607
Medical - Generic Drugs — 0.2%
5,300	Mylan, Inc.*	129,320
2,600	Perrigo Co.	302,042
2,700	Watson Pharmaceuticals, Inc.*	229,932
		661,294
Medical - HMO — 0%
800	WellPoint, Inc.	46,408
Medical - Hospitals — 0.2%
16,600	HCA Holdings, Inc.	551,950
Medical - Wholesale Drug Distributors — 0.3%
4,100	AmerisourceBergen Corp.	158,711
1,600	Cardinal Health, Inc.	62,352
7,000	McKesson Corp.	602,210
		823,273
Medical Information Systems — 0.1%
3,700	Cerner Corp.*	286,417
Medical Instruments — 0.8%
3,700	Edwards Lifesciences Corp.*	397,269
3,300	Intuitive Surgical, Inc.*	1,635,579
7,400	Medtronic, Inc.	319,088
		2,351,936
Medical Products — 0.4%
2,100	Baxter International, Inc.	126,546
4,000	Cooper Cos., Inc.	377,840
3,500	Covidien PLC (U.S. Shares)	207,970
4,900	Henry Schein, Inc.*	388,423
1,600	Stryker Corp.	89,056
2,300	Varian Medical Systems, Inc.*	138,736
		1,328,571
Metal - Copper — 0.1%
5,900	Southern Copper Corp.	202,724
Metal Processors and Fabricators — 0%
2,600	Timken Co.	96,616
Motion Pictures and Services — 0.1%
9,400	Dolby Laboratories, Inc. - Class A*	307,850
Motorcycle and Motor Scooter Manufacturing — 0.3%
18,800	Harley-Davidson, Inc.	796,556
Multimedia — 1.2%
4,200	Factset Research Systems, Inc.	404,964
30,400	News Corp. - Class A	745,712
19,700	Viacom, Inc. - Class B	1,055,723
27,900	Walt Disney Co.	1,458,612
		3,665,011
Non-Hazardous Waste Disposal — 0%
4,200	Covanta Holding Corp.	72,072
Oil - Field Services — 0.3%
11,500	Halliburton Co.	387,435
6,100	Oceaneering International, Inc.	337,025
3,800	Schlumberger, Ltd. (U.S. Shares)	274,854
		999,314
Oil and Gas Drilling — 0.1%
1,600	Atwood Oceanics, Inc.*	72,720
3,300	Helmerich & Payne, Inc.	157,113
		229,833
Oil Companies - Exploration and Production — 0.6%
12,700	Cabot Oil & Gas Corp.	570,230
3,200	Cobalt International Energy, Inc.*	71,264
3,700	Concho Resources, Inc.*	350,575
4,100	Continental Resources, Inc.*	315,290
2,200	Range Resources Corp.	153,714
9,100	Southwestern Energy Co.*	316,498
		1,777,571
Oil Refining and Marketing — 0.2%
13,800	Sunoco, Inc.	646,254
Other Specialty Retail - Discretionary — 0.2%
14,400	GNC Holdings, Inc. - Class A	561,168
Pharmacy Services — 1.0%
25,892	Catamaran Corp. (U.S. Shares)*	2,536,639
6,435	Express Scripts Holding Co.*	403,282
		2,939,921
Pipelines — 1.2%
66,947	Kinder Morgan, Inc.	2,377,957
4,700	ONEOK, Inc.	227,057
27,100	Williams Cos., Inc.	947,687
		3,552,701
Power Converters and Power Supply Equipment — 0.2%
7,000	Hubbell, Inc. - Class B	565,180
Professional Sports — 0%
2,500	Madison Square Garden Co. - Class A*	100,675
Property and Casualty Insurance — 0.3%
5,700	Arch Capital Group, Ltd.*	237,576
6,800	Hanover Insurance Group, Inc.	253,368
7,200	Travelers Cos., Inc.	491,472
		982,416
Publishing - Books — 0.3%
1,500	John Wiley & Sons, Inc. - Class A	68,925
15,600	McGraw-Hill Cos., Inc.	851,604
		920,529
Quarrying — 0%
1,200	Compass Minerals International, Inc.	89,508
Racetracks — 0%
1,900	Penn National Gaming, Inc.*	81,890
Recreational Vehicles — 0.4%
13,600	Polaris Industries, Inc.	1,099,832
Reinsurance — 0.3%
7,000	Allied World Assurance Co. Holdings A.G.	540,750
6,000	Validus Holdings, Ltd.	203,460
		744,210
REIT - Apartments — 1.2%
6,600	American Campus Communities, Inc.	289,608
25,100	Apartment Investment & Management Co. - Class A	652,349
2,800	Camden Property Trust	180,572
9,300	Equity Residential	535,029
5,000	Essex Property Trust, Inc.	741,200
3,900	Home Properties, Inc.	238,953
8,300	Mid-America Apartment Communities, Inc.	542,073
6,000	Post Properties, Inc.	287,760
		3,467,544
REIT - Diversified — 1.3%
8,200	American Tower Corp.	585,398
27,600	Digital Realty Trust, Inc.	1,927,860
6,400	Plum Creek Timber Co., Inc.	280,576
12,050	Rayonier, Inc.	590,570
23,800	Weyerhaeuser Co.	622,132
		4,006,536
REIT - Health Care — 0.2%
10,800	HCP, Inc.	480,384
REIT - Multi-Housing — 0.1%
3,300	Equity Lifestyle Properties, Inc.	224,796
REIT - Office Property — 0.1%
1,200	Boston Properties, Inc.	132,732
1,900	Kilroy Realty Corp.	85,082
		217,814
REIT - Regional Malls — 0.8%
11,400	Simon Property Group, Inc.	1,730,634
12,400	Tanger Factory Outlet Centers	400,892
4,100	Taubman Centers, Inc.	314,593
		2,446,119
REIT - Shopping Centers — 0.4%
7,200	Federal Realty Investment Trust	758,160
6,000	Regency Centers Corp.	292,380
		1,050,540
REIT - Storage — 0.4%
9,500	Extra Space Storage, Inc.	315,875
6,000	Public Storage	835,020
		1,150,895
Rental Auto/Equipment — 0.1%
5,100	Aaron's, Inc.	141,831
Retail - Apparel and Shoe — 3.0%
30,200	American Eagle Outfitters, Inc.	636,616
5,200	Ascena Retail Group, Inc.*	111,540
42,100	Chico's FAS, Inc.	762,431
5,200	DSW, Inc. - Class A	346,944
11,500	Foot Locker, Inc.	408,250
46,600	Gap, Inc.	1,667,348
7,900	Limited Brands, Inc.	389,154
71,700	Ross Stores, Inc.	4,631,820
		8,954,103
Retail - Auto Parts — 1.6%
17,500	Advance Auto Parts, Inc.	1,197,700
6,600	AutoZone, Inc.*	2,439,822
11,900	O'Reilly Automotive, Inc. *	995,078
		4,632,600
Retail - Automobile — 0%
4,600	Copart, Inc.*	127,558
Retail - Bedding — 0.2%
8,500	Bed Bath & Beyond, Inc.*	535,500
Retail - Building Products — 1.3%
65,000	Home Depot, Inc.	3,924,050
Retail - Discount — 1.9%
11,000	Big Lots, Inc. *	325,380
3,900	Costco Wholesale Corp.	390,487
27,100	Dollar General Corp.*	1,396,734
33,400	Dollar Tree, Inc.*	1,612,385
6,200	Family Dollar Stores, Inc.	411,060
12,000	Target Corp.	761,640
11,100	Wal-Mart Stores, Inc.	819,180
		5,716,866
Retail - Drug Store — 0.2%
11,000	CVS Caremark Corp.	532,620
Retail - Gardening Products — 0%
1,100	Tractor Supply Co.	108,779
Retail - Mail Order — 0%
1,400	Williams-Sonoma, Inc.	61,558
Retail - Major Department Stores — 1.7%
115,200	TJX Cos., Inc.	5,159,808
Retail - Miscellaneous/Diversified — 0.5%
60,400	Sally Beauty Holdings, Inc.*	1,515,436
Retail - Perfume and Cosmetics — 0.5%
15,200	Ulta Salon, Cosmetics & Fragrance, Inc.	1,463,836
Retail - Pet Food and Supplies — 0.3%
13,100	PetSmart, Inc.	903,638
Retail - Regional Department Stores — 0.3%
27,100	Macy's, Inc.	1,019,502
Retail - Restaurants — 3.2%
6,900	Brinker International, Inc.	243,570
5,400	Chipotle Mexican Grill, Inc.*	1,714,716
14,500	Darden Restaurants, Inc.	808,375
9,200	Dunkin' Brands Group, Inc.	268,594
24,300	McDonald's Corp.	2,229,525
50,300	Starbucks Corp.	2,552,725
26,800	Yum! Brands, Inc.	1,777,912
		9,595,417
Retail - Sporting Goods — 0.1%
4,300	Dick's Sporting Goods, Inc.	222,955
Semiconductor Components/Integrated Circuits — 0.9%
2,800	Analog Devices, Inc.	109,732
3,900	Maxim Integrated Products, Inc.	103,818
37,000	QUALCOMM, Inc.	2,312,130
		2,525,680
Soap and Cleaning Preparations — 0.4%
22,100	Church & Dwight Co., Inc.	1,193,179
Steel - Producers — 0.1%
13,500	Steel Dynamics, Inc.	151,605
Steel Pipe and Tube — 0.4%
10,000	Valmont Industries, Inc.	1,315,000
Telecommunication Equipment — 0.1%
5,100	Harris Corp.	261,222
Telecommunication Equipment - Fiber Optics — 0.1%
2,800	IPG Photonics Corp.*	160,440
Telecommunication Services — 0.8%
22,900	NeuStar, Inc. - Class A*	916,687
45,800	tw telecom, inc.*	1,194,006
11,400	Virgin Media, Inc.	335,616
		2,446,309
Telephone - Integrated — 0.4%
23,500	Verizon Communications, Inc.	1,070,895
Television — 0.7%
11,400	AMC Networks, Inc. - Class A*	496,128
42,200	CBS Corp. - Class B	1,533,126
		2,029,254
Theaters — 0.2%
28,600	Cinemark Holdings, Inc.	641,498
Therapeutics — 0.3%
3,000	BioMarin Pharmaceutical, Inc.*	120,810
7,700	Onyx Pharmaceuticals, Inc.*	650,650
		771,460
Tobacco — 2.3%
49,700	Altria Group, Inc.	1,659,483
5,500	Lorillard, Inc.	640,475
42,400	Philip Morris International, Inc.	3,813,456
19,300	Reynolds American, Inc.	836,462
		6,949,876
Tools - Hand Held — 0%
1,900	Snap-on, Inc.	136,553
Toys — 0.4%
31,300	Mattel, Inc.	1,110,524
Transportation - Marine — 0%
1,800	Golar LNG, Ltd.	69,462
Transportation - Railroad — 0.2%
8,100	CSX Corp.	168,075
1,100	Kansas City Southern	83,358
3,700	Union Pacific Corp.	439,190
		690,623
Transportation - Services — 0.3%
11,200	United Parcel Service, Inc. - Class B	801,584
Transportation - Truck — 1.1%
4,600	Con-way, Inc.	125,902
18,800	J.B. Hunt Transport Services, Inc.	978,352
43,900	Landstar System, Inc.	2,075,592
		3,179,846
Vitamins and Nutrition Products — 0.4%
16,100	Mead Johnson Nutrition Co.	1,179,808
Water — 0%
5,200	Aqua America, Inc.	128,752
Web Hosting/Design — 1.1%
16,400	Equinix, Inc.*	3,379,220
Web Portals/Internet Service Providers — 1.2%
17,100	AOL, Inc.	602,433
4,100	Google, Inc. - Class A*	3,093,450
		3,695,883
Wireless Equipment — 1.7%
23,800	Crown Castle International Corp.*	1,525,580
12,500	Motorola Solutions, Inc.	631,875
44,900	SBA Communications Corp. - Class A*	2,824,210
		4,981,665
Total Common Stock (cost $232,769,513)		296,684,703
Money Market — 0.4%
1,165,000	Janus Cash Liquidity Fund LLC, 0% (cost $1,165,000)	1,165,000
Total Investments (total cost $233,934,513) – 100%		$297,849,703

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$764,034	0.3%
Canada	2,536,639	0.8%
Curacao	274,854	0.1%
Ireland	3,805,569	1.3%
Jersey	65,100	0.0%
Netherlands	294,462	0.1%
Panama	1,121,526	0.4%
Singapore	205,703	0.1%
Switzerland	540,750	0.2%
United States††	288,140,024	96.7%
Virgin Islands (British)	101,042	0.0%
Total	$297,849,703	100.0%

††	Includes Cash Equivalents (96.3% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012 )	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$296,684,703	$—	$—

Money Market	—	1,165,000	—
Total Investments	$296,684,703	$1,165,000	$—

INTECH U.S. Value Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.6%
Advertising Agencies — 0%
2,200	Interpublic Group of Cos., Inc.	$ 24,464
Advertising Sales — 0%
1,300	Lamar Advertising Co. - Class A*	48,178
Aerospace and Defense — 0.9%
1,100	Boeing Co.	76,582
500	General Dynamics Corp.	33,060
2,600	Lockheed Martin Corp.	242,788
2,600	Northrop Grumman Corp.	172,718
4,900	Raytheon Co.	280,084
5,200	Spirit Aerosystems Holdings, Inc. - Class A*	115,492
		920,724
Aerospace and Defense – Equipment — 0.2%
20,500	Exelis, Inc.	211,970
200	Triumph Group, Inc.	12,506
		224,476
Agricultural Chemicals — 0.4%
500	CF Industries Holdings, Inc.	111,120
4,900	Mosaic Co.	282,289
		393,409
Agricultural Operations — 0.6%
22,600	Archer-Daniels-Midland Co.	614,268
500	Bunge, Ltd.	33,525
		647,793
Airlines — 0.3%
600	Copa Holdings S.A. - Class A	48,762
16,000	Delta Air Lines, Inc.*	146,560
9,700	Southwest Airlines Co.	85,069
		280,391
Appliances — 0.4%
4,600	Whirlpool Corp.	381,386
Applications Software — 0.1%
6,600	Compuware Corp.*	65,406
Automotive - Medium and Heavy Duty Trucks — 0.1%
2,300	PACCAR, Inc.	92,058
Automotive - Truck Parts and Equipment - Original — 0.2%
5,100	TRW Automotive Holdings Corp.*	222,921
Beverages - Non-Alcoholic — 0%
1,100	Coca-Cola Enterprises, Inc.	34,397
Beverages - Wine and Spirits — 0.6%
7,500	Beam, Inc.	431,550
1,050	Brown-Forman Corp. - Class B	68,512
4,400	Constellation Brands, Inc. - Class A*	142,340
		642,402
Brewery — 0%
600	Molson Coors Brewing Co. - Class B	27,030
Broadcast Services and Programming — 0.4%
4,374	Liberty Media Corp. - Liberty Capital - Class A*	455,640
Building - Residential and Commercial — 1.6%
11,200	D.R. Horton, Inc.	231,168
14,800	Lennar Corp. - Class A	514,596
32,800	PulteGroup, Inc.*	508,400
12,200	Toll Brothers, Inc.*	405,406
		1,659,570
Building and Construction Products - Miscellaneous — 0.1%
3,400	Fortune Brands Home & Security, Inc.*	91,834
Cable/Satellite Television — 2.0%
5,900	Cablevision Systems Corp. - Class A	93,515
54,050	Comcast Corp. - Class A	1,933,368
1,900	DISH Network Corp. - Class A	58,159
		2,085,042
Casino Hotels — 0.1%
7,600	MGM Resorts International*	81,700
Cellular Telecommunications — 0.3%
1,200	MetroPCS Communications, Inc.*	14,052
47,300	Sprint Nextel Corp.*	261,096
		275,148
Chemicals - Diversified — 1.1%
1,800	Air Products & Chemicals, Inc.	148,860
3,900	Dow Chemical Co.	112,944
9,400	Huntsman Corp.	140,342
12,500	LyondellBasell Industries N.V. - Class A	645,750
1,500	Rockwood Holdings, Inc.	69,900
		1,117,796
Chemicals - Specialty — 0.6%
1,500	Albemarle Corp.	79,020
800	Ashland, Inc.	57,280
2,200	Cabot Corp.	80,454
5,600	Cytec Industries, Inc.	366,912
500	Eastman Chemical Co.	28,505
300	WR Grace & Co.*	17,724
		629,895
Coal — 0.1%
1,300	CONSOL Energy, Inc.	39,065
700	Peabody Energy Corp.	15,603
		54,668
Coatings and Paint Products — 0.2%
6,400	RPM International, Inc.	182,656
Commercial Banks — 3.5%
15,400	Associated Banc-Corp	202,818
1,500	Bank of Hawaii Corp.	68,430
35,400	BB&T Corp.	1,173,864
3,300	City National Corp.	169,983
1,424	Commerce Bancshares, Inc.	57,430
3,700	Cullen / Frost Bankers, Inc.	212,491
5,100	East West Bancorp, Inc.	107,712
5,000	First Horizon National Corp.	48,150
2,200	First Republic Bank	75,812
7,000	Fulton Financial Corp.	69,020
3,400	M&T Bank Corp.	323,544
105,400	Regions Financial Corp.	759,934
200	Signature Bank*	13,416
1,800	SVB Financial Group*	108,828
5,300	TCF Financial Corp.	63,282
1,755	Valley National Bancorp	17,585
9,500	Zions Bancorp	196,223
		3,668,522
Commercial Services — 0.1%
900	Iron Mountain, Inc.	30,699
1,600	Quanta Services, Inc.*	39,520
		70,219
Commercial Services - Finance — 0.3%
1,700	Equifax, Inc.	79,186
5,300	H&R Block, Inc.	91,849
900	Paychex, Inc.	29,961
3,300	Total System Services, Inc.	78,210
		279,206
Computer Services — 0.1%
1,600	Computer Sciences Corp.	51,536
1,200	DST Systems, Inc.	67,872
		119,408
Computer Software — 0%
500	Akamai Technologies, Inc.*	19,130
Computers — 0.1%
6,800	Dell, Inc.	67,048
Computers - Integrated Systems — 0.3%
8,100	Brocade Communications Systems, Inc.*	47,911
7,900	Diebold, Inc.	266,309
		314,220
Computers - Memory Devices — 0.2%
700	SanDisk Corp.*	30,401
4,300	Western Digital Corp.	166,539
		196,940
Consulting Services — 0.2%
4,400	CoreLogic, Inc.*	116,732
2,300	SAIC, Inc.	27,692
1,300	Verisk Analytics, Inc. - Class A*	61,893
		206,317
Consumer Products - Miscellaneous — 0.6%
700	Clorox Co.	50,435
6,900	Jarden Corp.*	364,596
2,600	Kimberly-Clark Corp.	223,028
		638,059
Containers - Metal and Glass — 0%
600	Crown Holdings, Inc.*	22,050
900	Owens-Illinois, Inc.*	16,884
		38,934
Containers - Paper and Plastic — 0.1%
2,200	Bemis Co., Inc.	69,234
300	Packaging Corp. of America	10,890
		80,124
Cosmetics and Toiletries — 0.8%
1,400	Colgate-Palmolive Co.	150,108
9,400	Procter & Gamble Co.	651,984
		802,092
Cruise Lines — 0.1%
2,600	Carnival Corp. (U.S. Shares)	94,744
Data Processing and Management — 0.8%
300	Dun & Bradstreet Corp.	23,886
18,800	Fidelity National Information Services, Inc.	586,936
2,300	Fiserv, Inc.*	170,269
		781,091
Dental Supplies and Equipment — 0.1%
2,100	DENTSPLY International, Inc.	80,094
800	Patterson Cos., Inc.	27,392
		107,486
Diagnostic Kits — 0.1%
4,700	QIAGEN N.V. (U.S. Shares)*	86,997
Distribution/Wholesale — 0.1%
1,200	WESCO International, Inc.*	68,640
Diversified Banking Institutions — 1.4%
32,400	Bank of America Corp.	286,092
4,170	Citigroup, Inc.	136,442
800	Goldman Sachs Group, Inc.	90,944
21,800	JPMorgan Chase & Co.	882,464
1,100	Morgan Stanley	18,414
		1,414,356
Diversified Operations — 5.2%
400	3M Co.	36,968
6,200	Carlisle Cos., Inc.	321,904
1,700	Cooper Industries PLC (U.S. Shares)	127,602
6,500	Danaher Corp.	358,475
75,200	General Electric Co.	1,707,792
1,400	Harsco Corp.	28,742
2,500	Illinois Tool Works, Inc.	148,675
6,700	Ingersoll-Rand PLC	300,294
600	ITT Corp.	12,090
1,600	Leggett & Platt, Inc.	40,080
1,900	Parker Hannifin Corp.	158,802
6,900	Pentair, Inc.*	307,119
2,300	SPX Corp.	150,443
15,600	Textron, Inc.	408,252
1,400	Trinity Industries, Inc.	41,958
21,400	Tyco International, Ltd. (U.S. Shares)	1,203,964
		5,353,160
E-Commerce/Services — 0.4%
2,350	Expedia, Inc.	135,924
3,400	IAC / InterActiveCorp	177,004
3,500	Liberty Interactive Corp. - Class A*	64,750
175	Liberty Ventures	8,687
		386,365
Electric - Generation — 0%
2,700	AES Corp.	29,619
Electric - Integrated — 4.5%
2,700	Alliant Energy Corp.	117,153
1,700	Ameren Corp.	55,539
1,400	American Electric Power Co., Inc.	61,516
13,100	CMS Energy Corp.	308,505
700	Consolidated Edison, Inc.	41,923
4,600	Dominion Resources, Inc.	243,524
4,100	DTE Energy Co.	245,754
7,497	Duke Energy Corp.	485,805
10,100	Edison International	461,469
600	Entergy Corp.	41,580
800	Exelon Corp.	28,464
5,767	FirstEnergy Corp.	254,325
1,800	Great Plains Energy, Inc.	40,068
2,500	Hawaiian Electric Industries, Inc.	65,775
1,000	Integrys Energy Group, Inc.	52,200
6,800	MDU Resources Group, Inc.	149,872
1,000	National Fuel Gas Co.	54,040
3,200	NextEra Energy, Inc.	225,056
6,961	Northeast Utilities	266,119
9,000	NV Energy, Inc.	162,090
5,300	OGE Energy Corp.	293,938
1,200	Pepco Holdings, Inc.	22,680
2,200	PG&E Corp.	93,874
1,500	Pinnacle West Capital Corp.	79,200
1,400	PPL Corp.	40,670
1,900	Public Service Enterprise Group, Inc.	61,142
2,500	SCANA Corp.	120,675
4,300	Southern Co.	198,187
2,200	TECO Energy, Inc.	39,028
3,100	Westar Energy, Inc.	91,946
4,100	Wisconsin Energy Corp.	154,447
3,900	Xcel Energy, Inc.	108,069
		4,664,633
Electric Products - Miscellaneous — 0.1%
600	Emerson Electric Co.	28,962
2,400	Molex, Inc.	63,072
		92,034
Electronic Components - Miscellaneous — 0.5%
13,000	Garmin, Ltd.	542,620
Electronic Components – Semiconductors — 1.0%
1,100	Avago Technologies, Ltd.	38,351
3,700	Broadcom Corp. - Class A	127,946
500	Cree, Inc.*	12,765
3,000	Fairchild Semiconductor International, Inc.*	39,360
19,100	Intel Corp.	433,188
20,400	Micron Technology, Inc.*	122,094
3,400	NVIDIA Corp.*	45,356
3,000	ON Semiconductor Corp.*	18,510
8,000	PMC-Sierra, Inc.*	45,120
2,000	Skyworks Solutions, Inc.*	47,130
2,300	Texas Instruments, Inc.	63,365
		993,185
Electronic Design Automation — 0.2%
5,500	Synopsys, Inc.*	181,610
Electronic Forms — 0.1%
3,600	Adobe Systems, Inc.*	116,856
Electronic Measuring Instruments — 0.1%
1,300	Itron, Inc.*	56,095
Electronic Parts Distributors — 0%
1,000	Avnet, Inc.*	29,090
Electronics - Military — 0%
700	L-3 Communications Holdings, Inc.	50,197
Engineering - Research and Development Services — 0.1%
2,400	McDermott International, Inc. (U.S. Shares)*	29,328
2,000	Shaw Group, Inc.*	87,240
		116,568
Enterprise Software/Services — 0.5%
19,900	CA, Inc.	512,723
Entertainment Software — 0%
1,700	Activision Blizzard, Inc.	19,176
Fiduciary Banks — 0.5%
4,224	Bank of New York Mellon Corp.	95,547
5,600	Northern Trust Corp.	259,924
4,200	State Street Corp.	176,232
		531,703
Finance - Consumer Loans — 0.1%
7,200	SLM Corp.	113,184
Finance - Credit Card — 2.2%
18,200	American Express Co.	1,034,852
32,300	Discover Financial Services	1,283,279
		2,318,131
Finance - Investment Bankers/Brokers — 0.6%
18,200	Charles Schwab Corp.	232,778
3,500	Jefferies Group, Inc.	47,915
6,300	Raymond James Financial, Inc.	230,895
9,400	TD Ameritrade Holding Corp.	144,478
		656,066
Finance - Other Services — 0.2%
1,100	CBOE Holdings, Inc.	32,362
2,700	CME Group, Inc.	154,710
		187,072
Financial Guarantee Insurance — 0.1%
6,200	Assured Guaranty, Ltd.	84,444
Food - Confectionary — 0.2%
2,800	J.M. Smucker Co.	241,724
Food - Dairy Products — 0%
2,900	Dean Foods Co.*	47,415
Food - Meat Products — 0%
920	Hillshire Brands Co.	24,638
Food - Miscellaneous/Diversified — 1.0%
3,100	ConAgra Foods, Inc.	85,529
2,000	General Mills, Inc.	79,700
3,100	H.J. Heinz Co.	173,445
200	Kellogg Co.	10,332
16,352	Kraft Foods, Inc. - Class A	676,155
200	Ralcorp Holdings, Inc.*	14,600
		1,039,761
Food - Wholesale/Distribution — 0.1%
4,600	Sysco Corp.	143,842
Funeral Services and Related Items — 0.1%
4,000	Service Corp. International	53,840
Gas - Transportation — 1.6%
1,900	Atmos Energy Corp.	68,001
6,000	CenterPoint Energy, Inc.	127,800
25,200	NiSource, Inc.	642,096
2,300	Questar Corp.	46,759
11,100	Sempra Energy	715,839
900	UGI Corp.	28,575
1,100	Vectren Corp.	31,460
		1,660,530
Home Decoration Products — 0.2%
13,400	Newell Rubbermaid, Inc.	255,806
Hotels and Motels — 0%
400	Hyatt Hotels Corp. - Class A*	16,060
800	Marriott International, Inc. - Class A	31,280
		47,340
Independent Power Producer — 0.4%
18,400	Calpine Corp.*	318,320
2,900	NRG Energy, Inc.	62,031
		380,351
Instruments - Scientific — 0.5%
16,000	PerkinElmer, Inc.	471,520
500	Thermo Fisher Scientific, Inc.	29,415
		500,935
Insurance Brokers — 0.3%
900	Aon PLC	47,061
7,000	Brown & Brown, Inc.	182,490
3,900	Marsh & McLennan Cos., Inc.	132,327
		361,878
Internet Security — 0.1%
3,400	Symantec Corp.*	61,200
600	VeriSign, Inc.	29,214
		90,414
Investment Companies — 0.3%
16,700	American Capital, Ltd.*	189,378
4,900	Ares Capital Corp.	83,986
		273,364
Investment Management and Advisory Services — 1.0%
1,300	Affiliated Managers Group, Inc.*	159,900
6,900	Ameriprise Financial, Inc.	391,161
800	BlackRock, Inc.	142,640
1,600	Federated Investors, Inc. - Class B	33,104
1,000	Franklin Resources, Inc.	125,070
6,300	Invesco, Ltd.	157,437
1,700	Legg Mason, Inc.	41,956
		1,051,268
Life and Health Insurance — 1.2%
1,800	AFLAC, Inc.	86,184
1,800	Lincoln National Corp.	43,542
1,700	Principal Financial Group, Inc.	45,798
7,900	Protective Life Corp.	207,059
3,300	Prudential Financial, Inc.	179,883
12,300	Torchmark Corp.	631,605
2,400	Unum Group	46,128
		1,240,199
Linen Supply & Related Items — 0.2%
6,200	Cintas Corp.	256,990
Machinery - Construction and Mining — 0.1%
2,300	Terex Corp.*	51,934
Machinery - Electrical — 0.2%
3,500	Regal-Beloit Corp.	246,680
Medical - Biomedical and Genetic — 0.1%
300	Bio-Rad Laboratories, Inc. - Class A*	32,016
700	Charles River Laboratories International, Inc.*	27,720
1,900	Life Technologies Corp.*	92,872
		152,608
Medical - Drugs — 3.9%
5,600	Abbott Laboratories	383,936
15,800	Bristol-Myers Squibb Co.	533,250
9,200	Eli Lilly & Co.	436,172
11,000	Forest Laboratories, Inc.*	391,710
5,200	Johnson & Johnson	358,332
12,375	Merck & Co., Inc.	558,113
56,371	Pfizer, Inc.	1,400,819
		4,062,332
Medical - HMO — 1.3%
6,100	Aetna, Inc.	241,560
600	Amerigroup Corp.*	54,858
5,200	Cigna Corp.	245,284
1,700	Coventry Health Care, Inc.	70,873
400	Health Net, Inc.*	9,004
1,400	Humana, Inc.	98,210
10,600	UnitedHealth Group, Inc.	587,346
700	WellPoint, Inc.	40,607
		1,347,742
Medical - Hospitals — 0.5%
9,200	Community Health Systems, Inc.*	268,088
2,800	HCA Holdings, Inc.	93,100
10,800	Health Management Associates, Inc. - Class A*	90,612
1,400	Universal Health Services, Inc. - Class B	64,022
		515,822
Medical - Wholesale Drug Distributors — 0.1%
3,700	Cardinal Health, Inc.	144,189
Medical Instruments — 0.1%
1,900	Medtronic, Inc.	81,928
Medical Labs and Testing Services — 0.1%
900	Covance, Inc.*	42,021
400	Quest Diagnostics, Inc.	25,372
		67,393
Medical Products — 1.1%
3,700	Cooper Cos., Inc.	349,502
6,000	Covidien PLC (U.S. Shares)	356,520
1,700	Henry Schein, Inc.*	134,759
3,100	Hospira, Inc.*	101,742
400	Sirona Dental Systems, Inc.*	22,784
1,400	Stryker Corp.	77,924
1,700	Zimmer Holdings, Inc.	114,954
		1,158,185
Metal - Copper — 0.4%
9,300	Freeport-McMoRan Copper & Gold, Inc.	368,094
1,300	Southern Copper Corp.	44,668
		412,762
Metal - Iron — 0%
400	Cliffs Natural Resources, Inc.	15,652
Metal Processors and Fabricators — 0.1%
3,100	Timken Co.	115,196
Miscellaneous Manufacturing — 0.1%
1,000	Aptargroup, Inc.	51,710
Motion Pictures and Services — 0.1%
2,300	Dolby Laboratories, Inc. - Class A*	75,325
Multi-Line Insurance — 2.9%
5,500	ACE, Ltd. (U.S. Shares)	415,800
23,400	Allstate Corp.	926,874
4,600	American Financial Group, Inc.	174,340
13,400	American International Group, Inc.*	439,386
500	Assurant, Inc.	18,650
13,200	Cincinnati Financial Corp.	500,148
2,500	Kemper Corp.	76,775
5,000	Loews Corp.	206,300
12,000	Old Republic International Corp.	111,600
3,800	XL Group PLC	91,314
		2,961,187
Multimedia — 2.4%
17,600	News Corp. - Class A	431,728
1,200	Thomson Reuters Corp.	34,632
10,400	Time Warner, Inc.	471,432
29,200	Walt Disney Co.	1,526,576
		2,464,368
Networking Products — 0.9%
51,500	Cisco Systems, Inc.	983,135
Non-Hazardous Waste Disposal — 0.2%
6,600	Covanta Holding Corp.	113,256
1,400	Republic Services, Inc.	38,514
3,100	Waste Management, Inc.	99,448
		251,218
Office Supplies and Forms — 0.1%
3,300	Avery Dennison Corp.	105,006
Oil - Field Services — 0.2%
1,200	Baker Hughes, Inc.	54,276
3,000	Halliburton Co.	101,070
		155,346
Oil and Gas Drilling — 0.2%
700	Atwood Oceanics, Inc.*	31,815
1,100	Diamond Offshore Drilling, Inc.	72,391
600	Helmerich & Payne, Inc.	28,566
1,700	Patterson-UTI Energy, Inc.	26,928
1,400	Rowan Cos. PLC - Class A*	47,278
		206,978
Oil Companies - Exploration and Production — 1.0%
2,900	Chesapeake Energy Corp.	54,723
1,200	Cobalt International Energy, Inc.*	26,724
800	Energen Corp.	41,928
1,900	EQT Corp.	112,100
2,200	Occidental Petroleum Corp.	189,332
1,600	Pioneer Natural Resources Co.	167,040
500	Plains Exploration & Production Co.*	18,735
1,700	QEP Resources, Inc.	53,822
7,300	SandRidge Energy, Inc.*	50,881
3,800	Southwestern Energy Co.*	132,164
7,400	Ultra Petroleum Corp. (U.S. Shares)*	162,652
		1,010,101
Oil Companies - Integrated — 6.0%
13,100	Chevron Corp.	1,526,936
3,093	ConocoPhillips	176,858
42,629	Exxon Mobil Corp.	3,898,422
2,200	Marathon Oil Corp.	65,054
6,450	Marathon Petroleum Corp.	352,105
600	Murphy Oil Corp.	32,214
2,996	Phillips 66	138,925
		6,190,514
Oil Field Machinery and Equipment — 0.1%
700	National Oilwell Varco, Inc.	56,077
Oil Refining and Marketing — 0.3%
2,400	Cheniere Energy, Inc.*	37,320
3,500	HollyFrontier Corp.	144,445
1,900	Sunoco, Inc.	88,977
800	Valero Energy Corp.	25,344
		296,086
Paper and Related Products — 0.1%
200	Domtar Corp.	15,658
700	International Paper Co.	25,424
900	MeadWestvaco Corp.	27,540
		68,622
Pharmacy Services — 0.2%
7,400	Omnicare, Inc.	251,378
Physical Practice Management — 0.1%
800	MEDNAX, Inc.*	59,560
Pipelines — 0.3%
10,200	Spectra Energy Corp.	299,472
Power Converters and Power Supply Equipment — 0.1%
1,400	Hubbell, Inc. - Class B	113,036
Printing - Commercial — 0.1%
5,100	R.R. Donnelley & Sons Co.	54,060
Private Corrections — 0.3%
8,900	Corrections Corp. of America	297,705
Professional Sports — 0.3%
8,100	Madison Square Garden Co. - Class A*	326,187
Property and Casualty Insurance — 3.5%
800	Alleghany Corp.*	275,952
4,500	Arch Capital Group, Ltd.*	187,560
3,500	Chubb Corp.	266,980
12,300	Fidelity National Financial, Inc. - Class A	263,097
1,700	Hanover Insurance Group, Inc.	63,342
5,700	HCC Insurance Holdings, Inc.	193,173
700	Markel Corp.*	320,943
1,200	ProAssurance Corp.	108,528
52,400	Progressive Corp.	1,086,776
3,100	Travelers Cos., Inc.	211,606
7,100	W.R. Berkley Corp.	266,179
700	White Mountains Insurance Group, Ltd.	359,338
		3,603,474
Publishing - Newspapers — 0.2%
12,400	Gannett Co., Inc.	220,100
100	Washington Post Co. - Class B	36,303
		256,403
Quarrying — 0.2%
5,200	Vulcan Materials Co.	245,960
Racetracks — 0.2%
5,500	Penn National Gaming, Inc.*	237,050
Real Estate Operating/Development — 0.1%
4,200	Forest City Enterprises, Inc. - Class A*	66,570
900	Howard Hughes Corp.*	63,945
		130,515
Reinsurance — 2.4%
2,100	Allied World Assurance Co. Holdings A.G.	162,225
1,300	Aspen Insurance Holdings, Ltd.	39,637
3,700	Axis Capital Holdings, Ltd.	129,204
15,000	Berkshire Hathaway, Inc. - Class B*	1,323,000
700	Endurance Specialty Holdings, Ltd.	26,950
2,400	Everest Re Group, Ltd.	256,704
1,900	PartnerRe, Ltd.	141,132
3,200	Reinsurance Group of America, Inc.	185,184
1,800	RenaissanceRe Holdings, Ltd.	138,672
1,700	Validus Holdings, Ltd.	57,647
		2,460,355
REIT - Apartments — 1.2%
1,100	American Campus Communities, Inc.	48,268
5,900	Apartment Investment & Management Co. - Class A	153,341
1,700	AvalonBay Communities, Inc.	231,183
700	BRE Properties, Inc.	32,823
600	Camden Property Trust	38,694
5,700	Equity Residential	327,921
800	Home Properties, Inc.	49,016
1,200	Post Properties, Inc.	57,552
10,500	UDR, Inc.	260,610
		1,199,408
REIT - Diversified — 0.6%
13,500	Duke Realty Corp.	198,450
3,200	Liberty Property Trust	115,968
10,040	Weyerhaeuser Co.	262,446
		576,864
REIT - Health Care — 0.4%
1,200	HCP, Inc.	53,376
1,500	Heath Care REIT, Inc.	86,625
4,562	Ventas, Inc.	283,984
		423,985
REIT - Hotels — 0.2%
4,700	Hospitality Properties Trust	111,766
3,300	Host Hotels & Resorts, Inc.	52,965
		164,731
REIT - Mortgage — 0.9%
16,700	American Capital Agency Corp.	577,653
7,400	Annaly Capital Management, Inc.	124,616
3,900	Hatteras Financial Corp.	109,941
13,900	MFA Financial, Inc.	118,150
		930,360
REIT - Multi-Housing — 0%
600	Equity Lifestyle Properties, Inc.	40,872
REIT - Office Property — 0.6%
2,500	BioMed Realty Trust, Inc.	46,800
500	Boston Properties, Inc.	55,305
6,200	Brandywine Realty Trust	75,578
13,100	Douglas Emmett, Inc.	302,217
2,400	Kilroy Realty Corp.	107,472
1,800	Piedmont Office Realty Trust, Inc. - Class A	31,212
400	SL Green Realty Corp.	32,028
		650,612
REIT - Regional Malls — 1.4%
2,500	CBL & Associates Properties, Inc.	53,350
20,800	General Growth Properties, Inc.	405,184
5,300	Macerich Co.	303,319
3,023	Simon Property Group, Inc.	458,922
3,400	Taubman Centers, Inc.	260,882
		1,481,657
REIT - Shopping Centers — 0.6%
9,500	DDR Corp.	145,920
1,100	Federal Realty Investment Trust	115,830
1,300	Kimco Realty Corp.	26,351
1,600	Regency Centers Corp.	77,968
8,000	Weingarten Realty Investors	224,880
		590,949
REIT - Single Tenant — 0.3%
1,800	National Retail Properties	54,900
5,400	Realty Income Corp.	220,806
		275,706
REIT - Storage — 0.1%
3,700	Extra Space Storage, Inc.	123,025
REIT - Warehouse and Industrial — 0.2%
4,630	ProLogis, Inc.	162,189
Rental Auto/Equipment — 0.1%
1,400	Aaron's, Inc.	38,934
1,900	Hertz Global Holdings, Inc.*	26,087
		65,021
Retail - Apparel and Shoe — 0.9%
4,800	American Eagle Outfitters, Inc.	101,184
5,700	Chico's FAS, Inc.	103,227
19,000	Foot Locker, Inc.	674,500
1,700	Guess?, Inc.	43,214
600	PVH Corp.	56,232
		978,357
Retail - Automobile — 0%
1,200	CarMax, Inc.*	33,960
Retail - Building Products — 0.4%
13,500	Lowe's Cos., Inc.	408,240
Retail - Discount — 1.2%
14,900	Target Corp.	945,703
3,600	Wal-Mart Stores, Inc.	265,680
		1,211,383
Retail - Drug Store — 1.4%
28,100	CVS Caremark Corp.	1,360,602
1,600	Walgreen Co.	58,304
		1,418,906
Retail - Jewelry — 0.2%
5,200	Signet Jewelers, Ltd.	253,552
Retail - Major Department Stores — 0.1%
1,700	Sears Holdings Corp.*	94,333
Retail - Miscellaneous/Diversified — 0%
1,000	Sally Beauty Holdings, Inc.*	25,090
Retail - Petroleum Products — 0%
300	World Fuel Services Corp.	10,683
Retail - Regional Department Stores — 1.1%
2,800	Dillard's, Inc. - Class A	202,496
3,400	Kohl's Corp.	174,148
21,500	Macy's, Inc.	808,830
		1,185,474
Savings/Loan/Thrifts — 0.3%
13,700	Hudson City Bancorp, Inc.	109,052
10,300	New York Community Bancorp, Inc.	145,848
6,100	Washington Federal, Inc.	101,748
		356,648
Semiconductor Components/Integrated Circuits — 0.1%
2,500	Analog Devices, Inc.	97,975
800	Maxim Integrated Products, Inc.	21,296
		119,271
Semiconductor Equipment — 0.3%
2,100	KLA-Tencor Corp.	100,181
3,525	Lam Research Corp.*	112,042
7,900	Teradyne, Inc.*	112,338
		324,561
Shipbuilding — 0.3%
6,700	Huntington Ingalls Industries, Inc.*	281,735
Soap and Cleaning Preparations — 0.3%
5,200	Church & Dwight Co., Inc.	280,748
Steel - Producers — 0.2%
200	Carpenter Technology Corp.	10,464
2,000	Commercial Metals Co.	26,400
1,300	Nucor Corp.	49,738
1,500	Reliance Steel & Aluminum Co.	78,525
4,000	Steel Dynamics, Inc.	44,920
		210,047
Super-Regional Banks — 3.7%
9,200	Capital One Financial Corp.	524,492
9,700	Comerica, Inc.	301,185
13,700	Fifth Third Bancorp	212,487
44,300	Huntington Bancshares, Inc.	305,670
3,800	KeyCorp	33,212
6,083	PNC Financial Services Group, Inc.	383,837
8,000	SunTrust Banks, Inc.	226,160
26,200	U.S. Bancorp	898,660
27,661	Wells Fargo & Co.	955,135
		3,840,838
Telecommunication Equipment — 0.1%
2,000	Harris Corp.	102,440
2,700	Juniper Networks, Inc.*	46,197
		148,637
Telecommunication Services — 0.3%
3,900	Amdocs, Ltd. (U.S. Shares)	128,661
7,900	Level 3 Communications, Inc.*	181,463
		310,124
Telephone - Integrated — 3.3%
57,910	AT&T, Inc.	2,183,207
28,662	CenturyLink, Inc.	1,157,945
11,500	Frontier Communications Corp.	56,350
2,100	Telephone & Data Systems, Inc.	53,781
		3,451,283
Television — 1.3%
37,100	CBS Corp. - Class B	1,347,843
Textile-Home Furnishings — 0.1%
1,800	Mohawk Industries, Inc.*	144,036
Tobacco — 1.8%
20,100	Altria Group, Inc.	671,139
12,200	Philip Morris International, Inc.	1,097,268
3,000	Reynolds American, Inc.	130,020
		1,898,427
Tools - Hand Held — 0.4%
1,900	Snap-on, Inc.	136,553
3,355	Stanley Black & Decker, Inc.	255,819
		392,372
Toys — 0.4%
10,900	Mattel, Inc.	386,732
Transportation - Railroad — 0.2%
5,700	CSX Corp.	118,275
700	Kansas City Southern	53,046
1,000	Norfolk Southern Corp.	63,630
		234,951
Transportation - Services — 0%
3,600	UTi Worldwide, Inc. (U.S. Shares)	48,492
Transportation - Truck — 0.1%
2,500	Con-way, Inc.	68,425
Water — 0.6%
14,700	American Water Works Co., Inc.	544,782
2,200	Aqua America, Inc.	54,472
		599,254
Web Portals/Internet Service Providers — 0.2%
4,800	AOL, Inc.	169,104
2,200	Yahoo!, Inc.*	35,145
		204,249
X-Ray Equipment — 0.3%
15,700	Hologic, Inc.*	317,768
Total Common Stock (cost $85,899,254)		103,252,392
Money Market — 0.4%
448,000	Janus Cash Liquidity Fund LLC, 0% (cost $448,000)	448,000
Total Investments (total cost $86,347,254) – 100%		$ 103,700,392

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$1,865,802	1.8%
Canada	197,284	0.2%
Guernsey	128,661	0.1%
Ireland	875,730	0.8%
Netherlands	732,747	0.7%
Panama	172,834	0.2%
Singapore	38,351	0.0%
Switzerland	2,324,609	2.2%
United Kingdom	94,339	0.1%
United States††	97,221,543	93.8%
Virgin Islands (British)	48,492	0.1%
Total	$103,700,392	100.0%

††	Includes Cash Equivalents (93.4% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$103,252,392	$-	$-

Money Market	-	448,000	-

Total Investments in Securities	$103,252,392	$448,000	$-

Janus Conservative Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 40.4%
722,905	INTECH International Fund - Class I Shares	$5,262,751
1,090,023	INTECH U.S. Growth Fund - Class I Shares	16,524,758
2,081,669	INTECH U.S. Value Fund - Class I Shares	22,523,655
155,021	Janus Fund - Class N Shares	4,948,276
252,671	Janus Global Real Estate Fund - Class I Shares	2,521,658
171,578	Janus Global Research Fund - Class I Shares	2,587,396
1,141,830	Janus International Equity Fund - Class N Shares	12,080,561
150,372	Janus Overseas Fund - Class N Shares	4,897,626
294,717	Janus Research Fund - Class N Shares	9,486,930
281,185	Janus Triton Fund - Class N Shares	5,123,186
1,371,248	Perkins Large Cap Value Fund - Class N Shares	19,608,842
107,412	Perkins Small Cap Value Fund - Class N Shares	2,331,923
		107,897,562
Fixed Income Funds — 59.6%
12,744,745	Janus Flexible Bond Fund - Class N Shares	140,574,534
124,800	Janus High-Yield Fund - Class N Shares	1,146,908
5,533,770	Janus Short-Term Bond Fund - Class N Shares	17,154,688
		158,876,130
Total Investments (total cost $238,791,242) – 100%		$266,773,692

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Equity Funds	$-	$107,897,562	$-
Fixed-Income Funds	-	158,876,130	-

Total Investments in Securities	$-	$266,773,692	$-

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Did Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.4%
$7,115,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$7,121,432
42,751,000	Arkle Master Issuer PLC 2.1659%, 5/17/60 (144A),‡	44,032,760
28,655,052	Banc of America Large Loan, Inc. 1.9710%, 11/15/15 (144A)	28,622,185
2,649,000	Banc of America Large Loan, Inc. 1.3208%, 8/15/29 (144A),‡	2,498,264
12,300,000	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	12,384,562
7,220,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	8,374,131
4,792,000	Fontainebleau Miami Beach Trust 2.8870%, 5/5/27 (144A),‡	4,970,262
6,375,000	FREMF Mortgage Trust 4.7270%, 1/25/21 (144A),‡	6,859,717
4,057,669	FREMF Mortgage Trust 5.3323%, 4/25/21 (144A),‡	4,532,226
7,270,873	FREMF Mortgage Trust 5.0995%, 7/25/21 (144A),‡	7,989,781
4,121,000	FREMF Mortgage Trust 4.7507%, 10/25/21 (144A),‡	4,418,091
24,289,000	GS Mortgage Securities Corp II 3.5510%, 4/10/34 (144A),‡	26,234,646
3,997,810	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0613%, 4/15/45‡	4,610,842
11,541,072	Saecure B.V. 1.9798%, 7/30/92 (144A),‡	11,778,195
6,435,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	6,614,157
6,631,000	Silverstone Master Issuer PLC 2.0031%, 1/21/55 (144A),‡	6,830,640
10,380,368	WFDB Commercial Mortgage Trust 3.6620%, 7/5/24	10,718,218
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $189,433,150)		198,590,109
Bank Loan — 0.1%
Electric - Generation — 0.1%
6,215,350	AES Corp. 4.2500%, 5/17/18 ‡ (cost $6,189,495)	6,243,816
Corporate Bonds — 58.6%
Advertising Services — 0.2%
5,761,000	WPP Finance 2010 4.7500%, 11/21/21	6,311,556
5,071,000	WPP Finance 2010 3.6250%, 9/7/22	5,107,988
		11,419,544
Aerospace and Defense – Equipment — 0.9%
12,250,000	Exelis, Inc. 4.2500%, 10/1/16	12,793,251
5,270,000	Exelis, Inc. 5.5500%, 10/1/21	5,741,902
11,572,000	United Technologies Corp. 1.8000%, 6/1/17	12,002,189
21,092,000	United Technologies Corp. 3.1000%, 6/1/22	22,476,141
		53,013,483
Agricultural Chemicals — 0.7%
20,229,000	CF Industries, Inc. 6.8750%, 5/1/18	24,603,521
12,047,000	CF Industries, Inc. 7.1250%, 5/1/20	15,118,985
		39,722,506
Airlines — 0.3%
3,723,000	Southwest Airlines Co. 5.2500%, 10/1/14	3,997,076
10,229,000	Southwest Airlines Co. 5.1250%, 3/1/17	11,451,683
		15,448,759
Beverages - Wine and Spirits — 0.3%
8,742,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	10,400,707
8,514,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)	9,386,293
		19,787,000
Brewery — 1.4%
31,564,000	Anheuser-Busch InBev Worldwide, Inc. 2.5000%, 7/15/22	32,011,072
13,750,000	SABMiller Holdings, Inc. 2.4500%, 1/15/17 (144A)	14,381,964
32,590,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	35,390,687
		81,783,723
Broadcast Services and Programming — 0.3%
16,000,000	A&E Communications - Private Placement 3.6300%, 8/22/22	16,232,400
Building - Residential and Commercial — 0.3%
6,571,000	D.R. Horton, Inc. 4.7500%, 5/15/17	6,998,115
4,833,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	5,148,793
4,600,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	5,109,758
		17,256,666
Building Products - Cement and Aggregate — 0.2%
11,630,000	Hanson, Ltd. 6.1250%, 8/15/16	12,560,400
Cable/Satellite Television — 0.5%
26,044,000	Comcast Corp. 3.1250%, 7/15/22	27,018,775
Casino Hotels — 0.1%
7,587,000	MGM Resorts International 9.0000%, 3/15/20	8,468,989
Chemicals - Diversified — 0.3%
17,640,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	18,742,500
Chemicals - Specialty — 0.6%
20,626,000	Ecolab, Inc. 3.0000%, 12/8/16	22,177,178
13,415,000	Ecolab, Inc. 4.3500%, 12/8/21	15,218,929
		37,396,107
Coatings and Paint Products — 0.6%
18,000	RPM International, Inc. 6.2500%, 12/15/13	18,906
10,015,000	RPM International, Inc. 6.1250%, 10/15/19	11,602,788
20,896,000	Valspar Corp. 4.2000%, 1/15/22	22,717,066
		34,338,760
Commercial Banks — 3.2%
9,994,000	American Express Bank FSB 5.5000%, 4/16/13	10,266,307
11,143,000	Banco Santander Chile 3.8750%, 9/20/22 (144A)	11,177,655
14,797,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	15,425,872
21,331,000	CIT Group, Inc. 4.2500%, 8/15/17	22,137,696
36,562,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	39,578,365
17,096,000	CIT Group, Inc. 5.0000%, 8/15/22	17,786,764
11,989,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	12,922,080
16,316,000	SVB Financial Group 5.3750%, 9/15/20	18,559,825
23,907,000	Zions Bancorp 7.7500%, 9/23/14	26,166,833
10,443,000	Zions Bancorp 4.5000%, 3/27/17	10,779,933
		184,801,330
Computers - Memory Devices — 0.2%
10,601,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	11,634,597
Consulting Services — 1.3%
10,238,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	11,063,121
40,742,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	45,747,603
19,040,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	19,347,439
		76,158,163
Containers - Metal and Glass — 0.1%
3,373,000	Ball Corp. 7.1250%, 9/1/16	3,651,273
Containers - Paper and Plastic — 0.7%
6,390,000	Packaging Corp. of America 3.9000%, 6/15/22	6,595,707
4,218,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	4,449,197
22,755,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	24,649,877
6,354,000	Rock-Tenn Co. 4.0000%, 3/1/23 (144A)	6,456,674
		42,151,455
Data Processing and Management — 0.3%
10,894,000	Fiserv, Inc. 3.1250%, 10/1/15	11,358,989
4,079,000	Fiserv, Inc. 3.1250%, 6/15/16	4,289,223
		15,648,212
Diversified Banking Institutions — 3.8%
5,405,000	Bank of America Corp. 4.5000%, 4/1/15	5,789,814
12,310,000	Bank of America Corp. 3.6250%, 3/17/16	12,982,200
12,655,000	Bank of America Corp. 3.7500%, 7/12/16	13,426,689
29,969,000	Bank of America Corp. 8.0000%, 7/30/99‡	32,634,443
7,060,000	Citigroup, Inc. 5.0000%, 9/15/14	7,446,323
6,005,000	Citigroup, Inc. 4.8750%, 5/7/15	6,386,216
38,562,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	40,678,668
36,724,000	JPMorgan Chase & Co. 4.5000%, 1/24/22	40,736,097
10,248,000	Morgan Stanley 4.0000%, 7/24/15	10,659,826
38,616,000	Morgan Stanley 3.4500%, 11/2/15	39,571,901
6,492,000	Morgan Stanley 4.7500%, 3/22/17	6,960,469
		217,272,646
Diversified Financial Services — 1.8%
3,897,000	General Electric Capital Corp. 4.8000%, 5/1/13	3,995,918
5,476,000	General Electric Capital Corp. 5.9000%, 5/13/14	5,923,039
10,701,000	General Electric Capital Corp. 5.5000%, 1/8/20	12,659,443
22,934,000	General Electric Capital Corp. 5.8750%, 1/14/38	27,329,553
1,470,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	1,551,144
15,600,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	16,466,268
32,300,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	35,995,766
		103,921,131
Diversified Minerals — 0.2%
11,274,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	11,217,630
Diversified Operations — 0.4%
7,838,000	GE Capital Trust I 6.3750%, 11/15/67‡	8,278,887
15,229,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	15,229,000
		23,507,887
Electric - Generation — 0.1%
2,597,000	AES Corp. 7.7500%, 10/15/15	2,934,610
Electric - Integrated — 1.5%
7,589,000	Calpine Construction Finance Co. L.P. / CCFC Finance Corp. 8.0000%, 6/1/16 (144A)	8,158,175
13,397,000	CMS Energy Corp. 4.2500%, 9/30/15	14,184,757
9,973,000	CMS Energy Corp. 5.0500%, 2/15/18	11,209,443
9,509,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	10,545,300
6,497,000	Monongahela Power Co., Inc 6.7000%, 6/15/14	7,068,690
17,055,000	PPL Energy Supply LLC 4.6000%, 12/15/21	18,328,616
8,629,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	9,081,626
6,913,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A)	7,710,408
		86,287,015
Electronic Components – Semiconductors — 1.2%
10,295,000	National Semiconductor Corp. 3.9500%, 4/15/15	11,172,196
13,288,000	National Semiconductor Corp. 6.6000%, 6/15/17	16,625,055
43,305,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	43,906,940
		71,704,191
Electronic Connectors — 0.6%
15,652,000	Amphenol Corp. 4.7500%, 11/15/14	16,796,036
19,068,000	Amphenol Corp. 4.0000%, 2/1/22	20,127,494
		36,923,530
Electronic Measuring Instruments — 0.3%
4,957,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	5,023,582
13,854,000	FLIR Systems, Inc. 3.7500%, 9/1/16	14,290,332
		19,313,914
Electronics - Military — 0.1%
8,030,000	L-3 Communications Corp. 6.3750%, 10/15/15	8,122,345
Engineering - Research and Development Services — 0.4%
12,376,000	URS Corp. 3.8500%, 4/1/17 (144A)	12,461,382
11,889,000	URS Corp. 5.0000%, 4/1/22 (144A)	12,211,014
		24,672,396
Finance - Auto Loans — 2.2%
36,132,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	37,761,373
10,085,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	10,265,441
10,356,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	12,012,090
11,260,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	12,292,801
49,137,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	55,591,636
		127,923,341
Finance - Consumer Loans — 0.2%
12,662,000	SLM Corp. 6.2500%, 1/25/16	13,738,270
Finance - Credit Card — 0.4%
13,720,000	American Express Co. 6.8000%, 9/1/66‡	14,680,400
10,139,000	American Express Credit Corp. 1.7500%, 6/12/15	10,370,899
		25,051,299
Finance - Investment Bankers/Brokers — 1.8%
10,251,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	11,592,036
15,071,000	Lazard Group LLC 7.1250%, 5/15/15	16,620,419
2,346,000	Lazard Group LLC 6.8500%, 6/15/17	2,647,710
42,033,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	46,292,120
16,494,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	17,623,872
5,741,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,745,939
		101,522,096
Finance - Mortgage Loan Banker — 0.4%
19,132,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)	21,498,628
Food - Meat Products — 1.0%
35,828,000	Tyson Foods, Inc. 6.8500%, 4/1/16	41,112,630
15,340,000	Tyson Foods, Inc. 4.5000%, 6/15/22	16,068,650
		57,181,280
Food - Miscellaneous/Diversified — 2.6%
8,067,000	ARAMARK Corp. 8.5000%, 2/1/15	8,258,672
4,324,000	Campbell Soup Co. 2.5000%, 8/2/22	4,321,302
2,130,000	Dole Food Co., Inc. 13.8750%, 3/15/14	2,396,250
50,768,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17 (144A)	52,265,859
38,508,000	Kraft Foods Group, Inc. 3.5000%, 6/6/22 (144A)	40,687,206
35,728,000	Kraft Foods Group, Inc. 5.0000%, 6/4/42 (144A)	39,857,335
		147,786,624
Gas - Transportation — 0%
1,874,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	2,094,364
Hotels and Motels — 0.6%
6,991,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	7,654,558
2,248,000	Hyatt Hotels Corp. 6.8750%, 8/15/19 (144A)	2,667,142
5,113,000	Marriott International, Inc. 3.0000%, 3/1/19	5,244,333
1,954,000	Starwood Hotels & Resorts Worldwide, Inc. 7.8750%, 10/15/14	2,210,548
2,557,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	3,062,002
10,492,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	12,826,334
		33,664,917
Instruments - Scientific — 0.4%
19,826,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	20,465,607
Investment Management and Advisory Services — 0.7%
13,980,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	15,412,950
7,551,000	FMR LLC 6.4500%, 11/15/39 (144A)	9,044,142
8,063,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	8,587,095
5,725,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	6,125,750
		39,169,937
Life and Health Insurance — 0.6%
33,449,000	Primerica, Inc. 4.7500%, 7/15/22	35,477,782
Linen Supply & Related Items — 0.2%
5,820,000	Cintas Corp. No. 2 2.8500%, 6/1/16	6,085,666
6,209,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,836,854
		12,922,520
Medical - Biomedical and Genetic — 0.1%
6,512,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	7,130,640
Medical - Generic Drugs — 1.2%
26,164,000	Watson Pharmaceuticals, Inc. 1.8750%, 10/1/17	26,462,531
34,099,000	Watson Pharmaceuticals, Inc. 3.2500%, 10/1/22	34,471,020
10,776,000	Watson Pharmaceuticals, Inc. 4.6250%, 10/1/42	10,983,977
		71,917,528
Medical - HMO — 0.2%
8,420,000	WellPoint, Inc. 3.3000%, 1/15/23	8,516,249
Medical Instruments — 0.1%
6,162,000	Boston Scientific Corp. 4.5000%, 1/15/15	6,588,527
Medical Labs and Testing Services — 0.3%
18,468,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	19,325,100
Metal Processors and Fabricators — 0%
2,248,000	Timken Co. 6.0000%, 9/15/14	2,424,043
Multi-Line Insurance — 1.8%
18,596,000	American International Group, Inc. 4.2500%, 9/15/14	19,637,711
5,813,000	American International Group, Inc. 5.6000%, 10/18/16	6,622,588
10,320,000	American International Group, Inc. 5.4500%, 5/18/17	11,766,492
7,185,000	American International Group, Inc. 6.4000%, 12/15/20	8,751,991
22,297,000	American International Group, Inc. 4.8750%, 6/1/22	25,127,760
5,922,000	American International Group, Inc. 6.2500%, 3/15/37	5,981,220
23,417,000	American International Group, Inc. 8.1750%, 5/15/58‡	28,656,554
		106,544,316
Oil - Field Services — 0.7%
11,063,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	11,962,544
19,075,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	19,705,562
7,198,000	Weatherford International, Ltd. 4.5000%, 4/15/22	7,527,848
		39,195,954
Oil and Gas Drilling — 0.8%
6,984,000	Nabors Industries, Inc. 6.1500%, 2/15/18	8,202,115
24,685,000	Nabors Industries, Inc. 5.0000%, 9/15/20	27,168,286
8,510,000	Rowan Cos., Inc. 5.0000%, 9/1/17	9,387,100
		44,757,501
Oil Companies - Exploration and Production — 2.4%
21,659,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	26,834,245
3,892,000	Apache Corp. 3.2500%, 4/15/22	4,183,686
8,942,000	Apache Corp. 4.7500%, 4/15/43	10,217,549
26,247,000	Continental Resources, Inc. 5.0000%, 9/15/22 (144A)	27,428,115
8,480,000	EOG Resources, Inc. 2.6250%, 3/15/23	8,571,397
7,755,000	Forest Oil Corp. 8.5000%, 2/15/14	8,394,788
10,527,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	11,448,113
2,136,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	2,426,673
11,746,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	13,228,933
4,240,000	Pioneer Natural Resources Co. 3.9500%, 7/15/22	4,504,050
18,264,000	QEP Resources, Inc. 5.2500%, 5/1/23	18,674,940
5,388,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	5,778,630
		141,691,119
Oil Companies - Integrated — 2.0%
35,077,000	Phillips 66 2.9500%, 5/1/17 (144A)	37,107,818
11,187,000	Phillips 66 4.3000%, 4/1/22 (144A)	12,248,154
7,875,000	Phillips 66 5.8750%, 5/1/42 (144A)	9,350,618
54,790,000	Shell International Finance B.V. 2.3750%, 8/21/22	55,310,669
		114,017,259
Oil Refining and Marketing — 0.2%
7,584,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	9,055,645
Pharmacy Services — 2.2%
14,646,000	Express Scripts Holding Co. 2.1000%, 2/12/15 (144A)	15,024,643
10,733,000	Express Scripts Holding Co. 3.1250%, 5/15/16	11,445,510
50,930,000	Express Scripts Holding Co. 2.6500%, 2/15/17 (144A)	53,369,700
15,030,000	Express Scripts Holding Co. 4.7500%, 11/15/21 (144A)	17,390,401
23,301,000	Express Scripts Holding Co. 3.9000%, 2/15/22 (144A)	25,385,298
4,664,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	5,141,165
		127,756,717
Pipelines — 4.3%
5,217,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	6,109,780
10,813,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	11,106,065
23,203,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	24,392,525
1,922,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,280,138
8,246,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	9,081,749
3,748,000	Energy Transfer Partners L.P. 5.9500%, 2/1/15	4,114,637
15,677,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	16,859,202
15,747,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	17,468,194
15,443,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	15,899,758
19,792,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	21,365,167
15,515,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	16,949,765
14,247,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	15,479,565
8,497,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	9,174,746
7,580,000	TC Pipelines L.P. 4.6500%, 6/15/21	8,015,463
50,015,000	Western Gas Partners L.P. 5.3750%, 6/1/21	56,847,049
15,724,000	Western Gas Partners L.P. 4.0000%, 7/1/22	16,394,157
		251,537,960
Publishing - Newspapers — 0%
1,710,000	Gannett Co., Inc. 6.3750%, 9/1/15	1,868,175
Publishing - Periodicals — 0.3%
16,314,000	United Business Media PLC 5.7500%, 11/3/20 (144A)	17,077,789
Real Estate Management/Services — 0.1%
5,869,000	CBRE Services, Inc. 6.6250%, 10/15/20	6,411,883
Real Estate Operating/Development — 0.2%
10,832,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	11,890,752
Reinsurance — 0.2%
11,363,000	Berkshire Hathaway, Inc. 3.2000%, 2/11/15	12,053,495
REIT - Diversified — 0.7%
10,444,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	11,422,310
24,705,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	27,118,061
		38,540,371
REIT - Health Care — 0.3%
5,947,000	Senior Housing Properties Trust 6.7500%, 4/15/20	6,677,940
8,273,000	Senior Housing Properties Trust 6.7500%, 12/15/21	9,310,211
		15,988,151
REIT - Hotels — 0.2%
12,786,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	13,137,615
REIT - Office Property — 1.1%
21,702,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	23,155,405
3,848,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,193,296
18,434,000	SL Green Realty Corp. / Reckson Operating Partnership 7.7500%, 3/15/20	22,013,551
10,572,000	SL Green Realty Corp. / Reckson Operating Partnership 5.0000%, 8/15/18	11,333,068
		60,695,320
REIT - Regional Malls — 1.4%
54,816,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	55,912,320
24,385,000	Rouse Co. LLC 6.7500%, 11/9/15	25,726,175
		81,638,495
REIT - Shopping Centers — 0.1%
4,120,000	DDR Corp. 4.7500%, 4/15/18	4,571,049
Retail - Regional Department Stores — 0.5%
5,058,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	5,482,462
10,922,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	12,751,293
4,205,000	Macy's Retail Holdings, Inc. 3.8750%, 1/15/22	4,533,247
5,430,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	6,406,629
		29,173,631
Retail - Restaurants — 0.2%
10,824,000	Brinker International, Inc. 5.7500%, 6/1/14	11,559,025
Rubber - Tires — 0.1%
4,419,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	4,514,009
Steel - Producers — 0.2%
13,535,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	13,738,025
Super-Regional Banks — 0.2%
10,224,000	U.S. Bancorp 2.9500%, 7/15/22	10,321,271
Telecommunication Services — 0.6%
17,958,000	Qwest Corp. 6.7500%, 12/1/21	21,580,559
11,022,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	11,329,029
		32,909,588
Telephone - Integrated — 0.7%
35,823,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	38,018,950
Transportation - Railroad — 0.5%
2,360,613	CSX Transportation, Inc. 8.3750%, 10/15/14	2,660,977
16,094,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	17,944,810
5,528,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	6,260,460
		26,866,247
Transportation - Services — 0%
2,262,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,295,227
Transportation - Truck — 0.3%
16,302,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	16,818,724
Trucking and Leasing — 0.4%
21,363,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	21,376,822
Total Corporate Bonds (cost $3,200,606,530)		$3,393,531,774
Mortgage-Backed Securities — 19.5%
	Fannie Mae:
3,277,745	5.0000%, 2/1/23	3,574,059
6,035,699	5.5000%, 1/1/25	6,587,938
25,701,284	5.5000%, 8/1/25	28,101,025
3,514,060	5.5000%, 1/1/33	3,922,766
9,996,273	5.0000%, 9/1/33	11,390,396
2,610,541	5.0000%, 11/1/33	2,868,973
4,952,816	5.0000%, 12/1/33	5,443,123
2,777,983	5.0000%, 2/1/34	3,052,991
11,704,618	5.5000%, 4/1/34	12,989,121
18,821,953	5.5000%, 9/1/34	20,781,663
5,731,398	5.5000%, 5/1/35	6,320,977
43,038,324	5.5000%, 7/1/35	47,519,401
9,224,061	5.0000%, 10/1/35	10,058,973
21,852,224	6.0000%, 10/1/35	24,339,865
18,676,480	6.0000%, 12/1/35	21,122,745
9,442,244	5.5000%, 1/1/36	10,413,552
33,646,355	5.5000%, 4/1/36	37,107,499
19,696,794	5.5000%, 7/1/36	21,747,590
5,943,040	6.0000%, 2/1/37	6,735,666
6,426,859	6.0000%, 3/1/37	7,158,488
24,922,288	5.5000%, 5/1/37	27,820,894
5,107,332	6.0000%, 5/1/37	5,652,836
5,098,961	5.5000%, 7/1/37	5,591,614
4,289,776	5.5000%, 3/1/38	4,788,702
6,045,117	6.0000%, 11/1/38	6,690,784
13,484,328	6.0000%, 11/1/38	15,038,758
10,329,728	5.0000%, 5/1/39	11,654,146
27,096,969	6.0000%, 10/1/39	30,456,872
7,546,604	5.0000%, 6/1/40	8,438,720
35,648,892	6.0000%, 7/1/40	40,214,020
3,948,086	4.5000%, 10/1/40	4,442,434
3,761,007	4.0000%, 12/1/40	4,145,419
3,774,791	5.0000%, 3/1/41	4,221,025
10,576,823	4.5000%, 4/1/41	11,765,653
7,315,295	5.0000%, 4/1/41	8,301,227
9,526,009	5.0000%, 4/1/41	10,851,570
12,023,727	4.5000%, 10/1/41	13,378,946
8,096,487	5.0000%, 10/1/41	9,187,705
	Freddie Mac:
4,937,915	5.0000%, 1/1/19	5,343,199
4,013,462	5.0000%, 2/1/19	4,342,871
5,410,487	5.5000%, 8/1/19	5,861,834
20,087,375	5.5000%, 12/1/27	22,224,957
24,166,990	5.0000%, 1/1/36	26,995,822
13,874,343	5.5000%, 10/1/36	15,540,503
8,690,031	5.0000%, 11/1/36	9,460,107
10,396,914	6.0000%, 1/1/38	11,445,656
3,379,715	5.5000%, 5/1/38	3,729,605
9,579,297	5.5000%, 1/1/39	10,523,114
24,495,100	5.0000%, 5/1/39	27,047,730
8,926,935	5.5000%, 10/1/39	9,851,111
8,853,417	4.5000%, 1/1/41	9,905,551
10,695,227	4.5000%, 5/1/41	11,845,919
18,772,455	5.0000%, 5/1/41	21,298,356
3,395,744	4.5000%, 9/1/41	3,729,054
	Ginnie Mae:
9,073,345	4.0000%, 8/15/24	9,853,694
8,174,025	6.0000%, 11/20/34	9,312,186
35,688,717	5.5000%, 3/20/35	40,048,831
5,083,536	5.5000%, 9/15/35	5,808,174
9,716,921	5.5000%, 3/15/36	10,872,378
11,652,878	5.5000%, 3/20/36	13,054,668
14,741,576	5.5000%, 5/20/36	16,542,564
6,631,422	5.0000%, 4/15/39	7,349,776
13,837,735	5.0000%, 9/15/39	15,453,124
28,485,338	5.0000%, 9/15/39	31,810,360
8,026,569	5.0000%, 10/15/39	8,978,327
12,650,297	5.0000%, 10/15/39	13,996,932
14,035,983	5.0000%, 11/15/39	15,674,096
4,055,248	5.0000%, 1/15/40	4,497,988
2,948,654	5.0000%, 4/15/40	3,270,276
4,899,723	5.0000%, 4/15/40	5,500,923
5,137,786	5.0000%, 5/15/40	5,768,197
7,645,911	5.0000%, 5/20/40	8,520,525
4,823,643	5.0000%, 7/15/40	5,350,020
13,083,836	5.0000%, 7/15/40	14,608,553
13,268,347	5.0000%, 2/15/41	14,852,135
14,238,701	5.5000%, 4/20/41	15,880,361
13,988,296	4.5000%, 5/15/41	15,457,872
5,651,652	5.0000%, 5/15/41	6,302,331
3,287,865	5.0000%, 6/20/41	3,656,796
12,545,926	5.0000%, 6/20/41	13,953,702
3,359,968	4.5000%, 7/15/41	3,723,039
5,522,575	5.5000%, 9/20/41	6,159,304
27,347,322	5.0000%, 10/20/41	30,415,958
16,047,631	5.5000%, 1/20/42	17,917,913
13,322,220	6.0000%, 4/20/42	15,060,652
5,478,883	3.5000%, 5/20/42	6,028,727
17,522,987	6.0000%, 5/20/42	19,809,582
Total Mortgage-Backed Securities (cost $1,116,677,659)		1,128,513,489
U.S. Treasury Notes/Bonds — 16.7%
	U.S. Treasury Notes/Bonds:
41,695,900	1.1250%, 6/15/13	41,972,802
60,903,000	1.0000%, 7/15/13	61,295,520
138,414,000	0.2500%, 3/31/14	138,457,185
8,825,000	0.2500%, 4/30/14	8,827,409
62,099,000	0.2500%, 5/31/14	62,118,375
114,282,000	0.2500%, 8/31/14	114,304,285
11,049,000	0.2500%, 1/15/15	11,045,553
34,991,300	2.1250%, 5/31/15	36,683,444
5,620,000	0.3750%, 6/15/15	5,631,853
7,352,000	1.0000%, 8/31/16	7,508,230
11,064,900	1.0000%, 9/30/16	11,300,029
8,303,500	1.0000%, 10/31/16	8,478,006
1,143,000	0.8750%, 11/30/16	1,161,485
111,205,500	0.8750%, 1/31/17	112,908,279
17,193,000	0.8750%, 2/28/17	17,457,617
27,285,000	0.7500%, 6/30/17	27,491,766
16,653,100	2.3750%, 5/31/18	18,132,362
3,691,700	1.7500%, 10/31/18	3,890,129
43,707,200	3.1250%, 5/15/21**	49,962,793
111,545,300	2.1250%, 8/15/21	117,993,957
27,582,300	2.0000%, 11/15/21	28,795,480
5,740,000	2.0000%, 2/15/22	5,970,048
18,502,000	1.7500%, 5/15/22	18,762,175
43,414,000	1.6250%, 8/15/22	43,366,505
15,492,000	2.7500%, 8/15/42	15,235,421
Total U.S. Treasury Notes/Bonds (cost $949,480,432)		968,750,708
Money Market — 1.7%
98,425,142	Janus Cash Liquidity Fund LLC, 0% (cost $98,425,142)	98,425,142
Total Investments (total cost $5,560,812,408) – 100%		$5,794,055,038

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$52,053,228	0.9%
Bermuda	7,527,848	0.1%
Canada	21,365,167	0.4%
Cayman Islands	11,634,597	0.2%
Chile	11,177,655	0.2%
France	19,787,000	0.3%
Jersey	17,077,789	0.3%
Luxembourg	34,934,562	0.6%
Mexico	24,205,270	0.4%
Netherlands	74,053,169	1.3%
South Korea	11,962,544	0.2%
United Kingdom	62,270,606	1.1%
United States††	5,446,005,603	94.0%
Total	$5,794,055,038	100.0%

††	Includes Cash Equivalents (92.3% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open future contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Flexible Bond Fund	$1,028,386,536	17.7%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$198,590,109	$-
Bank Loan	-	6,243,816	-
Corporate Bonds	-	3,393,531,774	-
Mortgage- Backed Securities	-	1,128,513,489	-
U.S. Treasury Notes/Bonds	-	968,750,708	-

Money Market	-	98,425,142	-

Total Investments in Securities	$-	$5,794,055,038	$-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Fund	Aggregate Value
Janus Flexible Bond Fund	$28,578,125

Janus Global Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount			Value
Asset-Backed/Commercial Mortgage-Backed Securities — 7.4%
	$ 46,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$ 46,042
EUR	500,000	Arena B.V. 1.4730%, 10/17/51**,‡	642,154
	340,000	Arkle Master Issuer PLC 2.1659%, 5/17/60 (144A),‡	350,194
	184,208	Banc of America Large Loan, Inc. 1.9710%, 11/15/15 (144A)	183,997
	23,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	26,677
GBP	124,369	DECO Series 4.7531%, 5/22/21**,‡	186,949
EUR	500,000	Dutch Mortgage Portfolio Loans B.V. 1.8350%, 11/20/35**,‡	639,195
	69,000	FREMF Mortgage Trust 5.0995%, 7/25/21 (144A) ,‡	75,822
	29,000	FREMF Mortgage Trust 4.7507%, 10/25/21 (144A) ,‡	31,091
	205,000	Gracechurch Card Funding PLC 0.9208%, 6/15/17 (144A)**,‡	206,451
	178,000	GS Mortgage Securities Corp II 3.5510%, 4/10/34 (144A) ,‡	192,259
	13,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0613%, 4/15/45‡	14,993
	43,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	44,197
	84,000	WFDB Commercial Mortgage Trust 3.6620%, 7/5/24	86,734
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,783,898)			2,726,755
Corporate Bonds — 52.5%
Advertising Services — 0.1%
	33,000	WPP Finance 2010 3.6250%, 9/7/22**	33,241
Aerospace and Defense – Equipment — 0.3%
	65,000	Exelis, Inc. 4.2500%, 10/1/16	67,883
	23,000	Exelis, Inc. 5.5500%, 10/1/21	25,059
			92,942
Agricultural Chemicals — 0.6%
	91,000	CF Industries, Inc. 6.8750%, 5/1/18	110,679
	94,000	CF Industries, Inc. 7.1250%, 5/1/20	117,970
			228,649
Apparel Manufacturers — 0.5%
	200,000	Quiksilver, Inc. 6.8750%, 4/15/15	199,000
Cellular Telecommunications — 1.1%
	200,000	America Movil S.A.B. de C.V. 2.3750%, 9/8/16	208,118
	200,000	America Movil S.A.B. de C.V. 3.1250%, 7/16/22	206,096
			414,214
Chemicals - Specialty — 0.3%
	98,000	Ecolab, Inc. 4.3500%, 12/8/21	111,178
Coatings and Paint Products — 0.5%
	169,000	Valspar Corp. 4.2000%, 1/15/22	183,728
Commercial Banks — 3.0%
	63,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	65,678
	143,000	CIT Group, Inc. 4.2500%, 8/15/17	148,408
	294,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	318,255
	114,000	CIT Group, Inc. 5.0000%, 8/15/22	118,606
EUR	100,000	Nordea Bank A.B. 3.7500%, 2/24/17	141,860
EUR	35,000	Rabobank Nederland N.V. 4.3750%, 5/5/16**	49,689
	164,000	Zions Bancorp 7.7500%, 9/23/14	179,502
	76,000	Zions Bancorp 4.5000%, 3/27/17	78,452
			1,100,450
Consulting Services — 1.4%
	77,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	83,206
	195,000	Verisk Analytics, Inc. 5.8000%, 5/1/21**	218,958
	124,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	126,002
GBP	50,000	WPP 2008, Ltd. 6.0000%, 4/4/17**	93,276
			521,442
Containers - Paper and Plastic — 1.4%
	43,000	Packaging Corp. of America 3.9000%, 6/15/22	44,384
	33,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	34,809
	359,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	388,895
	42,000	Rock-Tenn Co. 4.0000%, 3/1/23 (144A)	42,679
			510,767
Diversified Banking Institutions — 3.6%
	5,000	Bank of America Corp. 4.5000%, 4/1/15	5,356
	5,000	Bank of America Corp. 3.6250%, 3/17/16	5,273
	85,000	Bank of America Corp. 3.7500%, 7/12/16	90,183
	114,000	Bank of America Corp. 8.0000%, 7/30/99‡	124,139
EUR	185,000	Citigroup, Inc. 4.7500%, 11/12/13	246,722
	163,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	171,947
	251,000	JPMorgan Chase & Co. 4.5000%, 1/24/22	278,422
	100,000	Morgan Stanley 3.4500%, 11/2/15	102,476
EUR	50,000	Morgan Stanley 4.0000%, 11/17/15	66,959
	43,000	Morgan Stanley 4.7500%, 3/22/17	46,103
EUR	102,000	Morgan Stanley 3.7500%, 9/21/17	133,747
EUR	50,000	Morgan Stanley 5.3750%, 8/10/20	69,034
			1,340,361
Diversified Financial Services — 1.5%
	101,000	General Electric Capital Corp. 5.8750%, 1/14/38	120,358
	10,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	10,552
	100,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	105,553
	300,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	334,326
			570,789
Diversified Minerals — 0.5%
	176,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)**	175,120
Diversified Operations — 0.2%
	54,000	GE Capital Trust I 6.3750%, 11/15/67‡	57,038
Electric - Integrated — 0.3%
	42,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	46,577
	45,000	PPL WEM Holdings PLC** 5.3750%, 5/1/21 (144A)	50,191
			96,768
Electric – Transmission — 1.0%
GBP	210,000	SPI Australia Assets Pty, Ltd.** 5.1250%, 2/11/21	385,788
Electronic Components – Semiconductors — 1.2%
	327,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17	331,545
	100,000	STATS ChipPAC, Ltd. 7.5000%, 8/12/15 (144A)**	104,500
			436,045
Electronic Connectors — 0.2%
	67,000	Amphenol Corp. 4.0000%, 2/1/22	70,723
Electronic Measuring Instruments — 0.3%
	122,000	FLIR Systems, Inc. 3.7500%, 9/1/16	125,842
Electronics - Military — 0.3%
	100,000	L-3 Communications Corp. 6.3750%, 10/15/15	101,150
Engineering - Research and Development Services — 0.5%
	93,000	URS Corp. 3.8500%, 4/1/17 (144A)	93,641
	90,000	URS Corp. 5.0000%, 4/1/22 (144A)	92,438
			186,079
Finance - Auto Loans — 2.8%
	544,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15**	568,532
	200,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	203,578
	100,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	115,992
	125,000	Ford Motor Credit Co. LLC 8.1250%, 1/15/20	157,046
			1,045,148
Finance - Consumer Loans — 0.2%
	69,000	SLM Corp. 6.2500%, 1/25/16	74,865
Finance - Credit Card — 0%
	3,000	American Express Co. 6.8000%, 9/1/66‡	3,210
Finance - Investment Bankers/Brokers — 1.4%
	84,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	94,989
	64,000	Lazard Group LLC 7.1250%, 5/15/15	70,580
	307,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	338,107
			503,676
Finance - Mortgage Loan Banker — 0.4%
	142,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)**	159,565
Food - Meat Products — 1.3%
	353,000	BRF - Brasil Foods S.A. 5.8750%, 6/6/22 (144A)	385,652
	106,000	Tyson Foods, Inc. 4.5000%, 6/15/22	111,035
			496,687
Food - Miscellaneous/Diversified — 1.9%
	33,000	ARAMARK Corp. 8.5000%, 2/1/15	33,784
	298,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17 (144A)	306,793
	95,000	Kraft Foods Group, Inc. 3.5000%, 6/6/22	100,376
	248,000	Kraft Foods Group, Inc. 5.0000%, 6/4/42 (144A)	276,663
			717,616
Instruments - Scientific — 0.4%
	133,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	137,291
Investment Management and Advisory Services — 0.5%
	7,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	7,718
	136,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	144,840
	42,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	44,940
			197,498
Life and Health Insurance — 0.6%
	224,000	Primerica, Inc. 4.7500%, 7/15/22	237,586
Lottery Services — 0.2%
EUR	50,000	Lottomatica SpA 5.3750%, 2/2/18**	67,940
Medical - Generic Drugs — 1.3%
	171,000	Watson Pharmaceuticals, Inc. 1.8750%, 10/1/17	172,951
	219,000	Watson Pharmaceuticals, Inc. 3.2500%, 10/1/22	221,389
	69,000	Watson Pharmaceuticals, Inc. 4.6250%, 10/1/42	70,332
			464,672
Medical - HMO — 0.2%
	55,000	WellPoint, Inc. 3.3000%, 1/15/23	55,629
Medical Labs and Testing Services — 0.4%
	125,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	130,801
Money Center Banks — 0.7%
CAD	150,000	Lloyds TSB Bank PLC 5.2800%, 4/19/16**	162,863
EUR	83,000	Lloyds TSB Bank PLC 6.5000%, 3/24/20**	107,431
			270,294
Mortgage Banks — 1.5%
EUR	423,000	EBS Mortgage Finance** 3.8750%, 11/23/12	542,513
Multi-Line Insurance — 1.3%
	99,000	American International Group, Inc. 4.2500%, 9/15/14	104,546
	37,000	American International Group, Inc. 5.6000%, 10/18/16	42,153
	43,000	American International Group, Inc. 5.4500%, 5/18/17	49,027
EUR	50,000	American International Group, Inc. 8.0000%, 5/22/38 (144A),‡	71,633
	164,000	American International Group, Inc. 8.1750%, 5/15/58‡	200,695
			468,054
Oil - Field Services — 0.6%
	200,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)**	216,262
Oil and Gas Drilling — 0.4%
	99,000	Nabors Industries, Inc. 5.0000%, 9/15/20	108,959
	46,000	Rowan Cos., Inc. 5.0000%, 9/1/17	50,741
			159,700
Oil Companies - Exploration and Production — 2.1%
	116,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	143,717
	200,000	CNOOC Finance 2012, Ltd. 3.8750%, 5/2/22 (144A)	212,128
	177,000	Continental Resources, Inc. 5.0000%, 9/15/22 (144A)	184,965
	80,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	87,000
	117,000	QEP Resources, Inc. 5.2500%, 5/1/23	119,632
	35,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	37,538
			784,980
Oil Companies - Integrated — 2.3%
EUR	50,000	BP Capital Markets PLC 3.8300%, 10/6/17**	71,452
	264,000	Phillips 66 2.9500%, 5/1/17 (144A)	279,285
	65,000	Phillips 66 5.8750%, 5/1/42 (144A)	77,180
EUR	95,000	Shell International Finance B.V. 4.3750%, 5/14/18**	141,773
	273,000	Shell International Finance B.V. 2.3750%, 8/21/22**	275,594
			845,284
Pharmacy Services — 1.9%
	115,000	Express Scripts Holding Co. 2.1000%, 2/12/15 (144A)	117,973
	203,000	Express Scripts Holding Co. 2.6500%, 2/15/17 (144A)**	212,724
	130,000	Express Scripts Holding Co. 4.7500%, 11/15/21 (144A)	150,416
	187,000	Express Scripts Holding Co. 3.9000%, 2/15/22 (144A)	203,728
			684,841
Pipelines — 3.7%
	166,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	174,510
	45,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	48,393
	43,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	47,700
	101,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	103,987
	379,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16**	409,125
	85,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	92,861
	22,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	23,755
	321,000	Western Gas Partners L.P. 5.3750%, 6/1/21	364,849
	107,000	Western Gas Partners L.P. 4.0000%, 7/1/22	111,560
			1,376,740
Property Trust — 1.2%
EUR	338,000	Prologis International Funding S.A. 5.8750%, 10/23/14**	461,362
REIT - Diversified — 0.7%
	250,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)**	273,418
REIT - Health Care — 0.2%
	1,000	HCP, Inc. 2.7000%, 2/1/14	1,021
	61,000	Senior Housing Properties Trust 6.7500%, 12/15/21	68,648
			69,669
REIT - Office Property — 0.6%
	169,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	180,318
	52,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	55,744
			236,062
REIT - Regional Malls — 0.9%
	58,000	Rouse Co. L.P. / TRC Co-Issuer, Inc. 6.7500%, 5/1/13 (144A)	59,160
	274,000	Rouse Co. LLC 6.7500%, 11/9/15	289,070
			348,230
REIT - Shopping Centers — 0.5%
	174,000	DDR Corp. 4.7500%, 4/15/18	193,049
Steel - Producers — 0.2%
	65,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	65,975
Super-Regional Banks — 0.2%
	69,000	U.S. Bancorp 2.9500%, 7/15/22	69,656
Telecommunication Services — 0.7%
	96,000	Qwest Corp. 6.7500%, 12/1/21	115,365
	72,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	74,006
GBP	50,000	Virgin Media Secured Finance PLC 7.0000%, 1/15/18**	87,592
			276,963
Telephone - Integrated — 1.5%
	368,000	Nippon Telegraph & Telephone Corp. 1.4000%, 7/18/17**	373,103
	167,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	177,237
			550,340
Transportation - Railroad — 0.5%
	165,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	183,975
Trucking and Leasing — 0.4%
	138,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	138,089
Total Corporate Bonds (cost $18,563,876)			19,448,954
Foreign Government Bonds — 22.6%
EUR	155,000	Bank of Ireland 4.0000%, 1/28/15**	197,666
EUR	150,000	Bank of Ireland Mortgage Bank 4.9710%, 5/30/13**	192,565
	200,000	Bermuda Government International Bond 4.1380%, 1/3/23 (144A)	210,000
BRL	515,000	Brazilian Government International Bond 12.5000%, 1/5/16	319,064
BRL	250,000	Brazilian Government International Bond 12.5000%, 1/5/22	184,431
BRL	350,000	Brazilian Government International Bond 8.5000%, 1/5/24	202,073
CLP	164,000,000	Chile Government International Bond 5.5000%, 8/5/20	365,617
EUR	320,000	Ireland Government Bond 4.4000%, 6/18/19**	399,869
MYR	2,075,000	Malaysia Government Bond 4.2620%, 9/15/16	704,655
MXN	8,300,000	Mexican Bonos 7.7500%, 12/14/17	725,833
	170,000	Mexico Government International Bond 3.6250%, 3/15/22	185,385
NZD	310,000	New Zealand Government Bond 6.0000%, 5/15/21	308,012
PLN	1,170,000	Poland Government Bond 4.7500%, 4/25/17	373,824
EUR	150,000	Portugal Obrigacoes do Tesouro OT 4.3750%, 6/16/14**	191,290
EUR	150,000	Portugal Obrigacoes do Tesouro OT 3.3500%, 10/15/15**	182,231
EUR	150,000	Portugal Obrigacoes do Tesouro OT 4.2000%, 10/17/16**	177,871
	100,000	South Africa Government International Bond 4.6650%, 1/17/24	112,250
EUR	210,000	Spain Government Bond 4.0000%, 7/30/15**	269,708
EUR	297,000	Spain Government Bond 4.2500%, 10/31/16**	374,403
GBP	123,000	United Kingdom Gilt 4.5000%, 3/7/13**	202,216
GBP	101,000	United Kingdom Gilt 2.2500%, 3/7/14**	167,869
GBP	412,000	United Kingdom Gilt 2.0000%, 1/22/16**	700,862
GBP	261,000	United Kingdom Gilt 3.7500%, 9/7/20**	499,960
GBP	68,000	United Kingdom Gilt 3.7500%, 9/7/21**	130,946
GBP	101,000	United Kingdom Gilt 4.2500%, 3/7/36**	201,407
GBP	404,000	United Kingdom Gilt 4.2500%, 12/7/40**	801,381
Total Foreign Government Bonds (cost $8,083,050)			8,381,388
Mortgage-Backed Securities — 15.4%
	Fannie Mae:
31,221		5.0000%, 2/1/23	34,043
57,384		5.5000%, 1/1/25	62,635
33,462		5.5000%, 1/1/33	37,354
20,520		5.0000%, 11/1/33	22,551
38,799		5.0000%, 12/1/33	42,640
21,680		5.0000%, 2/1/34	23,827
103,604		5.5000%, 4/1/34	114,974
179,269		5.5000%, 9/1/34	197,935
45,116		5.5000%, 5/1/35	49,757
408,306		5.5000%, 7/1/35	450,818
64,129		5.0000%, 10/1/35	69,934
152,113		6.0000%, 10/1/35	169,429
176,558		6.0000%, 12/1/35	199,684
65,725		5.5000%, 1/1/36	72,486
174,070		5.5000%, 4/1/36	191,976
196,795		5.5000%, 7/1/36	217,285
38,439		6.0000%, 2/1/37	43,566
195,392		5.5000%, 5/1/37	218,117
48,779		6.0000%, 5/1/37	53,990
48,248		5.5000%, 7/1/37	52,910
33,697		5.5000%, 3/1/38	37,616
57,584		6.0000%, 11/1/38	63,734
127,970		6.0000%, 11/1/38	142,722
186,690		6.0000%, 10/1/39	209,838
31,016		4.5000%, 10/1/40	34,899
37,557		4.0000%, 12/1/40	41,396
29,678		5.0000%, 3/1/41	33,186
83,363		4.5000%, 4/1/41	92,733
57,496		5.0000%, 4/1/41	65,245
74,859		5.0000%, 4/1/41	85,275
120,131		4.5000%, 10/1/41	133,671
77,526		5.0000%, 10/1/41	87,975
	Freddie Mac:
38,818		5.0000%, 1/1/19	42,004
38,079		5.0000%, 2/1/19	41,204
51,144		5.5000%, 8/1/19	55,411
133,143		5.5000%, 12/1/27	147,311
60,503		5.0000%, 11/1/36	65,865
81,608		6.0000%, 1/1/38	89,840
26,381		5.5000%, 5/1/38	29,113
70,129		5.5000%, 10/1/39	77,389
69,235		4.5000%, 1/1/41	77,463
84,296		4.5000%, 5/1/41	93,365
147,133		5.0000%, 5/1/41	166,930
25,536		4.5000%, 9/1/41	28,042
	Ginnie Mae:
66,141		6.0000%, 11/20/34	75,350
32,933		5.5000%, 9/15/35	37,627
97,084		5.5000%, 3/15/36	108,629
52,596		5.5000%, 5/20/36	59,022
53,667		5.0000%, 4/15/39	59,480
64,953		5.0000%, 10/15/39	72,655
102,679		5.0000%, 11/15/39	114,663
28,926		5.0000%, 1/15/40	32,084
21,023		5.0000%, 4/15/40	23,316
34,941		5.0000%, 4/15/40	39,228
36,922		5.0000%, 5/15/40	41,452
49,142		5.0000%, 5/20/40	54,763
34,393		5.0000%, 7/15/40	38,146
95,482		5.0000%, 7/15/40	106,609
107,375		5.0000%, 2/15/41	120,192
45,727		5.0000%, 5/15/41	50,992
26,875		4.5000%, 7/15/41	29,779
35,789		5.5000%, 9/20/41	39,915
177,287		5.0000%, 10/20/41	197,180
113,815		6.0000%, 5/20/42	128,667
Total Mortgage-Backed Securities (cost $5,605,082)			5,697,887
U.S. Treasury Notes/Bonds — 1.0%
	U.S. Treasury Notes/Bonds:
75,000		0.6250%, 8/31/17	75,047
215,000		1.6250%, 8/15/22	214,765
99,000		2.7500%, 8/15/42	97,360
Total U.S. Treasury Notes/Bonds (cost $383,176)			387,172
Money Market — 1.1%
410,000		Janus Cash Liquidity Fund LLC, 0% (cost $410,000)	410,000
Total Investments (total cost $35,829,082) – 100%			$ 37,052,156

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$834,326	2.2%
Bermuda	210,000	0.6%
Brazil	1,091,220	2.9%
Canada	409,125	1.1%
Chile	365,617	1.0%
Ireland	1,332,613	3.6%
Italy	67,940	0.2%
Japan	373,103	1.0%
Luxembourg	461,362	1.2%
Malaysia	704,655	1.9%
Mexico	1,509,407	4.1%
Netherlands	1,109,210	3.0%
New Zealand	308,012	0.8%
Poland	373,824	1.0%
Portugal	551,392	1.5%
Singapore	104,500	0.3%
South Africa	112,250	0.3%
South Korea	216,262	0.6%
Spain	644,111	1.7%
Sweden	141,860	0.4%
United Kingdom	4,502,847	12.2%
United States††	21,628,520	58.4%
Total	$37,052,156	100.0%

††	Includes Cash Equivalents (57.3% excluding Cash Equivalents).

Forward Currency Contracts, Open September 30, 2012 (unaudited)

Counterparty/Currency Sold/ (Purchased) and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co.:
Australian Dollar 10/25/12	(477,000)	$(493,462)	$254
British Pound 10/25/12	81,000	130,771	(991)
Canadian Dollar 10/25/12	(1,877,000)	(1,908,807)	(8,680)
Euro 10/25/12	266,000	341,874	1,410
Japanese Yen 10/25/12	(433,482,000)	(5,557,275)	(2,554)
Norwegian Krone 10/25/12	(9,578,000)	(1,670,946)	9,483
Singapore Dollar 10/25/12	(894,000)	(728,651)	5,642
South Korean Won 10/25/12	(368,764,000)	(331,780)	5,354
Total		$(10,218,276)	$9,918

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Bond Fund	$6,205,440	16.7%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,726,755	$-
Corporate Bonds	-	19,448,954	-
Foreign Government Bonds	-	8,381,388	-
Mortgage-Backed Securities	-	5,697,887	-
U.S. Treasury Notes/Bonds	-	387,172	-
Money Market	-	410,000	-
Total Investments in Securities	$-	$37,052,156	$-
Other Financial Instruments(a)	$-	$9,918	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Fund	Aggregate Value
Janus Global Bond Fund	$11,298,330

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Repurchase Agreements — 20.7%
$ 30,700,000	Credit Suisse Securities (USA) LLC, 0.2200%, dated 9/28/12, maturing 10/1/12,
	to be repurchased at $30,700,563, collateralized by $847,478,102 in U.S. Government Agencies 0.2727%-5.7100%, 2/25/19-6/15/42, with a value of $31,314,013	$ 30,700,000
7,900,000	RBC Capital Markets Corp., 0.2300%, dated 9/28/12, maturing 10/1/12, to be repurchased at $7,900,151, collateralized by $7,532,643 in U.S. Government Agencies, 3.0000%-3.5000%, 10/1/32-7/1/42, with a value of $8,058,000	7,900,000
Total Repurchase Agreements (amortized cost $38,600,000)		38,600,000
U.S. Government Agency Notes — 39.9%
Army & Air Force Exchange Services:
5,000,000	0.2500%, 10/3/12	5,000,000
1,400,000	0.2500%, 10/16/12ß	1,400,000
2,800,000	0.2500%, 11/6/12ß	2,800,000
Fannie Mae:
2,000,000	0.1200%, 11/14/12	1,999,707
3,000,000	0.1700%, 1/10/13	2,998,569
2,000,000	0.1400%, 1/14/13	1,999,183
2,000,000	0.1400%, 1/23/13	1,999,113
2,500,000	0.1400%, 1/30/13	2,498,824
3,000,000	0.1500%, 3/20/13	2,997,875
3,000,000	0.1500%, 4/18/13	2,997,512
Federal Home Loan Bank System:
1,000,000	0.1400%, 10/4/12	999,988
2,000,000	0.1500%, 10/24/12	1,999,808
2,000,000	0.1250%, 11/7/12	1,999,743
2,500,000	0.1600%, 2/4/13	2,498,600
4,000,000	0.1350%, 5/21/13	3,996,467
6,433,505	0.2400%, 1/15/42‡	6,433,505
Freddie Mac:
3,000,000	0.1450%, 10/22/12	2,999,746
2,000,000	0.1500%, 10/29/12	1,999,767
1,000,000	0.1500%, 11/9/12	999,837
2,500,000	0.1200%, 11/26/12	2,499,533
2,700,000	0.1300%, 12/10/12	2,699,318
3,000,000	0.1200%, 12/17/12	2,999,230
3,000,000	0.1700%, 12/24/12	2,998,810
2,000,000	0.1600%, 1/7/13	1,999,129
2,300,000	0.1750%, 1/9/13	2,298,881
2,000,000	0.1550%, 1/22/13	1,999,027
2,500,000	0.1400%, 1/28/13	2,498,843
2,000,000	0.1650%, 2/11/13	1,998,781
1,600,000	0.1600%, 4/23/13	1,598,549
Total U.S. Government Agency Notes (amortized cost $74,208,345)		74,208,345
Variable Rate Demand Agency Notes — 39.4%
1,180,000	A.E. Realty LLC, Series 2003 0.2100%, 10/1/23‡	1,180,000
1,350,000	Clearwater Solutions LLC 0.3200%, 9/1/21‡	1,350,000
9,000,000	Cypress Bend Real Estate Development LLC 0.2100%, 4/1/33‡	9,000,000
6,060,000	Florida Housing Financial Corp. Multifamily Revenue, (Stone Harbor Apartments), Series K 0.1900%, 7/15/36‡	6,060,000
3,000,000	Greer Family LLC 0.2100%, 8/1/31‡	3,000,000
2,970,000	Indian Hills Country Club, Series 2010-A 0.2100%, 3/1/30‡	2,970,000
2,500,000	Irrevocable Trust Agreement John A. Thomas & Elizabeth F. Thomas 0.2100%, 12/1/20‡	2,500,000
3,745,000	Johnson Capital Management LLC 0.2600%, 6/1/47‡	3,745,000
160,000	Lakeshore Professional 0.3100%, 7/1/45‡	160,000
700,000	Maryland State Community Development Administration Multifamily Development, (Crusader-D) 0.1700%, 2/1/41‡	700,000
23,025,000	Mesivta Yeshiva Rabbi Chaim 0.2155%, 11/1/35‡	23,025,000
4,285,000	Mississippi Business Finance Corp., Mississippi Revenue, (John Fayard), Series A 0.3000%, 3/1/29‡	4,285,000
4,230,000	Mississippi Business Finance Corp., Mississippi Revenue, (John Fayard), Series B 0.3000%, 3/1/29‡	4,230,000
2,065,000	New York City Housing Development Corp. Multifamily Revenue, (Aldus St. Apartments), Series A 0.1900%, 6/15/37‡	2,065,000
500,000	Sacramento California Redevelopment Agency 0.2300%, 1/15/36‡	500,000
1,715,000	Shepherd Capital LLC 0.3100%, 10/1/53‡	1,715,000
4,500,000	Thomas H. Turner Family IRR Trust 0.2100%, 6/1/20‡	4,500,000
2,330,000	Tyler Enterprises LLC 0.2100%, 10/1/22‡	2,330,000
Total Variable Rate Demand Agency Notes (amortized cost $73,315,000)		73,315,000
Total Investments (total amortized cost $186,123,345) – 100%		$186,123,345

Notes to Schedule of Investments (unaudited)

‡	Rate is subject to change. Rate shown reflects current rate.
β	Security is illiquid

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Repurchase Agreements	$—	$38,600,000	$—

U.S. Government Agency Notes	—	74,208,345	—

Variable Rate Demand Agency Notes	—	73,315,000	—

Total Investments in Securities	$—	$186,123,345	$—

Janus Growth Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 81.0%
2,375,868	INTECH International Fund - Class I Shares	$17,296,315
1,363,369	INTECH U.S. Growth Fund - Class I Shares	20,668,677
2,209,953	INTECH U.S. Value Fund - Class I Shares	23,911,696
92,228	Janus Contrarian Fund - Class I Shares	1,289,350
395,965	Janus Emerging Markets Fund - Class I Shares	3,171,682
35,237	Janus Enterprise Fund - Class N Shares	2,298,830
231,783	Janus Fund - Class N Shares	7,398,523
889,563	Janus Global Real Estate Fund - Class I Shares	8,877,842
304,588	Janus Global Research Fund - Class I Shares	4,593,185
52,634	Janus Global Select Fund - Class I Shares	493,707
2,571,355	Janus International Equity Fund - Class N Shares	27,204,934
542,899	Janus Overseas Fund - Class N Shares	17,682,236
344,617	Janus Research Fund - Class N Shares	11,093,207
224,332	Janus Triton Fund - Class N Shares	4,087,333
120,476	Janus Twenty Fund - Class D Shares	7,546,583
1,647,421	Perkins Large Cap Value Fund - Class N Shares	23,558,115
219,006	Perkins Mid Cap Value Fund - Class N Shares	4,824,709
208,147	Perkins Small Cap Value Fund - Class N Shares	4,518,862
		190,515,786
Fixed Income Funds — 19.0%
2,593,106	Janus Flexible Bond Fund - Class N Shares	28,601,966
1,075,678	Janus Global Bond Fund - Class I Shares	11,649,590
155,631	Janus High-Yield Fund - Class N Shares	1,430,248
1,012,245	Janus Short-Term Bond Fund - Class N Shares	3,137,959
		44,819,763
Total Investments (total cost $201,310,436) – 100%		$235,335,549

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Equity Funds	$-	$190,515,786	$-
Fixed-Income Funds	-	44,819,763	-

Total Investments in Securities	$-	$235,335,549	$-

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Bank Loans — 3.2%
Advertising Services — 0.1%
$1,541,857	Visant Corp. 5.2500%, 12/22/16‡	$1,482,110
Automotive - Medium and Heavy Duty Trucks — 0.1%
1,970,000	Navistar, Inc. 7.0000%, 8/17/17‡	1,989,700
Bicycle Manufacturing — 0.1%
1,485,000	Sram Corp. 8.5000%, 12/7/18‡	1,503,563
Broadcast Services and Programming — 0.4%
10,685,000	Hubbard Broadcasting, Inc. 8.7500%, 4/30/18‡	10,845,275
Building - Residential and Commercial — 0.1%
1,782,438	Orleans Homebuilders, Inc. 10.5000%, 2/14/16‡	1,752,724
Building Products - Air and Heating — 0.1%
1,388,803	Goodman Global, Inc. 5.7500%, 10/28/16‡	1,388,803
2,089,182	Goodman Global, Inc. 9.0000%, 10/30/17‡	2,115,297
		3,504,100
Casino Hotels — 0.6%
14,257,000	Caesars Entertainment Corp. 9.2500%, 4/25/17‡	14,078,788
Chemicals - Diversified — 0.1%
2,516,693	Ineos Group Holdings PLC 6.5000%, 5/4/18‡	2,540,601
Educational Software — 1.1%
27,173,000	Blackboard, Inc. 11.5000%, 4/4/19‡	25,610,552
Medical - Drugs — 0.3%
6,570,000	Valeant Pharmaceuticals International, Inc. 0%, 2/13/19‡	6,584,388
Medical - Generic Drugs — 0.1%
3,284,000	Sky Growth Holdings Corp. 0%, 9/28/19‡	3,276,611
Retail - Restaurants — 0%
500,000	PF Chang's China Bistro, Inc. 6.2500%, 6/22/19‡	505,000
Toys — 0.1%
3,001,723	Oriental Trading Co., Inc. 7.0000%, 2/11/17‡	2,999,862
Total Bank Loans (cost $75,720,638)		76,673,274
Common Stock — 0.2%
Casino Services — 0.2%
458,930	International Game Technology (cost $6,064,565)	6,007,394
Corporate Bonds — 93.0%
Advertising Services — 0.5%
$12,377,000	Visant Corp. 10.0000%, 10/1/17	12,253,230
Aerospace and Defense — 1.7%
41,903,000	ADS Tactical, Inc.** 11.0000%, 4/1/18	41,798,242
Aerospace and Defense – Equipment — 0.9%
11,189,000	B/E Aerospace, Inc. 5.2500%, 4/1/22	11,636,560
9,108,000	TransDigm, Inc. 7.7500%, 12/15/18	10,064,340
		21,700,900
Agricultural Chemicals — 0.8%
13,164,000	CF Industries, Inc. 7.1250%, 5/1/20	16,520,820
3,331,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	3,231,070
		19,751,890
Airlines — 0.4%
1,053,000	Delta Air Lines, Inc. 9.5000%, 9/15/14 (144A)	1,105,650
4,260,000	United Air Lines, Inc. 9.8750%, 8/1/13 (144A)	4,355,850
4,651,000	United Air Lines, Inc. 12.0000%, 11/1/13 (144A)	4,778,903
		10,240,403
Apparel Manufacturers — 0.6%
13,807,000	Quiksilver, Inc. 6.8750%, 4/15/15	13,737,965
Applications Software — 0.5%
11,414,000	Nuance Communications, Inc. 5.3750%, 8/15/20 (144A)	11,784,955
Automotive - Cars and Light Trucks — 0.4%
7,608,000	Ford Motor Co. 7.4500%, 7/16/31**	9,462,450
Automotive - Truck Parts and Equipment - Original — 1.1%
3,322,000	Accuride Corp. 9.5000%, 8/1/18	3,413,355
11,585,000	American Axle & Manufacturing Holdings, Inc. 9.2500%, 1/15/17 (144A)	12,946,237
3,972,000	International Automotive Components Group S.A. 9.1250%, 6/1/18 (144A)	3,813,120
5,063,000	Tenneco, Inc. 7.7500%, 8/15/18	5,506,013
1,705,000	Tomkins LLC / Tomkins, Inc. 9.0000%, 10/1/18	1,901,075
		27,579,800
Broadcast Services and Programming — 1.5%
6,587,000	Clear Channel Communications, Inc. 9.0000%, 3/1/21	5,862,430
12,161,000	Clear Channel Worldwide Holdings, Inc. 7.6250%, 3/15/20	11,856,975
15,623,000	Crown Media Holdings, Inc. 10.5000%, 7/15/19	17,497,760
		35,217,165
Building - Maintenance and Service — 0.2%
5,315,000	American Residential Services LLC 12.0000%, 4/15/15 (144A)	5,235,275
Building - Residential and Commercial — 0.9%
6,644,000	Lennar Corp. 5.6000%, 5/31/15	7,075,860
4,240,000	M/I Homes, Inc. 8.6250%, 11/15/18	4,584,500
10,366,000	Meritage Homes Corp. 7.0000%, 4/1/22	11,091,620
		22,751,980
Building and Construction Products - Miscellaneous — 1.3%
10,677,000	Ply Gem Industries, Inc. 13.1250%, 7/15/14	11,424,390
12,545,000	Ply Gem Industries, Inc. 9.3750%, 4/15/17 (144A)	12,607,725
2,222,000	USG Corp. 6.3000%, 11/15/16	2,244,220
5,173,000	USG Corp. 7.8750%, 3/30/20 (144A)	5,593,306
		31,869,641
Building Products - Cement and Aggregate — 0.2%
5,255,000	Cemex Espana Luxembourg 9.2500%, 5/12/20 (144A)	5,242,914
Building Products - Wood — 0.4%
10,078,000	Boise Cascade LLC 7.1250%, 10/15/14	10,078,000
Cable/Satellite Television — 3.5%
13,474,000	Block Communications, Inc. 7.2500%, 2/1/20 (144A)	14,316,125
10,782,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.6250%, 1/31/22	11,779,335
6,208,000	Harron Communications L.P. / Harron Finance Corp. 9.1250%, 4/1/20 (144A)	6,704,640
16,489,000	Mediacom Broadband LLC / Mediacom Broadband Corp. 6.3750%, 4/1/23 (144A)	16,489,000
7,943,000	Mediacom LLC / Mediacom Capital Corp. 7.2500%, 2/15/22	8,518,867
16,789,000	Ono Finance II PLC 10.8750%, 7/15/19	14,270,650
11,528,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.1250%, 12/1/17 (144A)	12,392,600
		84,471,217
Casino Hotels — 4.6%
10,634,000	Ameristar Casinos, Inc. 7.5000%, 4/15/21	11,431,550
2,672,000	Caesars Entertainment Operating Co., Inc. 11.2500%, 6/1/17	2,872,400
1,993,000	Caesars Entertainment Operating Co., Inc. 12.7500%, 4/15/18	1,474,820
16,079,000	Caesars Entertainment Operating Co., Inc. 10.0000%, 12/15/18	10,531,745
7,886,000	Caesars Entertainment Operating Co., Inc. 8.5000%, 2/15/20 (144A)	7,886,000
1,599,000	Chester Downs & Marina LLC 9.2500%, 2/1/20 (144A)	1,606,995
3,314,000	CityCenter Holdings LLC / CityCenter Finance Corp. 7.6250%, 1/15/16	3,537,695
5,957,000	Marina District Finance Co., Inc. 9.8750%, 8/15/18	5,971,893
16,254,000	MGM Resorts International 4.2500%, 4/15/15	16,894,001
8,596,000	MGM Resorts International 6.6250%, 7/15/15	9,197,720
11,362,000	MGM Resorts International 7.5000%, 6/1/16**	12,157,340
3,699,000	MGM Resorts International 11.3750%, 3/1/18	4,364,820
10,793,000	MGM Resorts International 8.6250%, 2/1/19 (144A)	11,764,370
5,444,000	MGM Resorts International 6.7500%, 10/1/20 (144A)	5,444,000
6,644,000	MGM Resorts International 7.7500%, 3/15/22	6,942,980
		112,078,329
Casino Services — 0.2%
5,184,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	5,248,800
Cellular Telecommunications — 0.6%
13,734,000	Sprint Nextel Corp. 6.0000%, 12/1/16	14,146,020
Chemicals - Diversified — 1.2%
3,139,000	Ineos Finance PLC 8.3750%, 2/15/19 (144A)	3,303,797
2,611,000	Ineos Finance PLC 7.5000%, 5/1/20 (144A)	2,650,165
13,356,000	Ineos Group Holdings S.A. 8.5000%, 2/15/16 (144A)	12,621,420
8,426,000	LyondellBasell Industries N.V.** 6.0000%, 11/15/21	9,605,640
		28,181,022
Chemicals - Specialty — 0.8%
12,749,000	Ashland, Inc. 4.7500%, 8/15/22 (144A)	13,035,852
5,453,000	Rockwood Specialties Group, Inc. 4.6250%, 10/15/20	5,534,795
		18,570,647
Coal — 0.2%
5,579,000	Peabody Energy Corp. 6.2500%, 11/15/21 (144A)	5,551,105
Commercial Banks — 2.0%
7,781,000	CIT Group, Inc. 5.2500%, 3/15/18	8,345,122
6,990,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	7,933,650
23,739,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A), **	25,697,467
6,865,000	CIT Group, Inc. 5.3750%, 5/15/20	7,431,363
		49,407,602
Commercial Services — 0.6%
7,799,000	Iron Mountain, Inc. 8.3750%, 8/15/21	8,637,392
5,013,000	Iron Mountain, Inc. 5.7500%, 8/15/24	5,025,533
		13,662,925
Commercial Services - Finance — 1.1%
13,507,000	Cardtronics, Inc. 8.2500%, 9/1/18	15,060,305
10,264,000	TransUnion Holding Co., Inc. 9.6250%, 6/15/18 (144A)	11,187,760
		26,248,065
Consulting Services — 0.7%
7,411,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	8,008,282
8,025,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	8,154,580
		16,162,862
Consumer Products - Miscellaneous — 0.9%
6,323,000	Reynolds Group Issuer, Inc. 7.1250%, 4/15/19	6,670,765
3,295,000	Reynolds Group Issuer, Inc. 9.0000%, 4/15/19	3,360,900
2,325,000	Reynolds Group Issuer, Inc. 7.8750%, 8/15/19	2,511,000
7,477,000	Reynolds Group Issuer, Inc. 9.8750%, 8/15/19	7,953,659
		20,496,324
Containers - Metal and Glass — 0.6%
2,657,000	Ardagh Packaging Finance PLC 7.3750%, 10/15/17 (144A)	2,849,633
3,997,000	Ardagh Packaging Finance PLC 7.3750%, 10/15/17 (144A)	4,281,786
7,794,000	Ardagh Packaging Finance PLC 9.1250%, 10/15/20 (144A)	8,261,640
		15,393,059
Containers - Paper and Plastic — 0.4%
6,662,000	Graphic Packaging International, Inc. 7.8750%, 10/1/18	7,378,165
3,050,000	Sealed Air Corp. 8.1250%, 9/15/19 (144A)	3,393,125
		10,771,290
Cosmetics and Toiletries — 0.1%
1,986,000	Elizabeth Arden, Inc. 7.3750%, 3/15/21	2,224,320
Cruise Lines — 0.2%
4,310,000	NCL Corp., Ltd. 9.5000%, 11/15/18	4,773,325
Data Processing and Management — 1.0%
5,085,000	First Data Corp. 11.2500%, 3/31/16**	4,932,450
17,327,000	First Data Corp. 12.6250%, 1/15/21	17,955,104
		22,887,554
Dialysis Centers — 0.7%
17,024,000	DaVita, Inc. 5.7500%, 8/15/22	17,704,960
Direct Marketing — 0.3%
10,681,000	Affinion Group Holdings, Inc. 11.6250%, 11/15/15	7,263,080
Diversified Minerals — 1.9%
24,314,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	24,192,430
6,879,000	FMG Resources August 2006 Pty, Ltd. 6.0000%, 4/1/17 (144A)	6,397,470
9,167,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	8,891,990
5,711,000	FMG Resources August 2006 Pty, Ltd. 6.8750%, 4/1/22 (144A)	5,225,565
		44,707,455
Diversified Operations — 0.3%
7,986,000	Park-Ohio Industries, Inc. 8.1250%, 4/1/21	8,265,510
Electric - Generation — 0.4%
7,595,000	AES Corp. 8.0000%, 10/15/17	8,772,225
Electric - Integrated — 0.5%
11,585,000	Ipalco Enterprises, Inc. 5.0000%, 5/1/18	12,135,288
Electronic Components – Semiconductors — 0.7%
16,459,000	Advanced Micro Devices, Inc. 7.5000%, 8/15/22 (144A)	15,882,935
Engines - Internal Combustion — 0.3%
6,034,000	Briggs & Stratton Corp. 6.8750%, 12/15/20	6,577,060
Enterprise Software/Services — 0.6%
13,979,000	Infor US, Inc. 9.3750%, 4/1/19 (144A)	15,516,690
Finance - Auto Loans — 1.2%
9,939,000	Ford Motor Credit Co. LLC 8.1250%, 1/15/20	12,487,052
13,765,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	15,573,170
		28,060,222
Finance - Investment Bankers/Brokers — 0.4%
9,205,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	9,688,263
Food - Dairy Products — 0.5%
10,346,000	Dean Foods Co. 9.7500%, 12/15/18	11,794,440
Food - Meat Products — 2.7%
4,808,000	JBS USA LLC / JBS USA Finance, Inc. 8.2500%, 2/1/20 (144A)	4,795,980
17,432,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	16,386,080
20,424,000	Pilgrim's Pride Corp. 7.8750%, 12/15/18	19,453,860
23,245,000	Smithfield Foods, Inc. 6.6250%, 8/15/22	24,116,687
		64,752,607
Food - Miscellaneous/Diversified — 0.6%
7,137,000	ARAMARK Corp. 8.5000%, 2/1/15	7,306,575
5,846,000	Dole Food Co., Inc. 8.0000%, 10/1/16 (144A)	6,116,378
		13,422,953
Food - Retail — 0.3%
3,521,000	Stater Bros Holdings, Inc. 7.7500%, 4/15/15	3,595,821
2,748,000	Stater Bros Holdings, Inc. 7.3750%, 11/15/18	2,960,970
		6,556,791
Gambling - Non-Hotel — 0.3%
6,371,000	Jacobs Entertainment, Inc. 9.7500%, 6/15/14	6,371,000
Home Furnishings — 0.4%
8,969,000	Norcraft Cos. L.P. / Norcraft Finance Corp. 10.5000%, 12/15/15	9,013,845
Hotels and Motels — 0.1%
2,531,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	3,030,867
Independent Power Producer — 0.6%
8,336,000	Calpine Corp. 7.8750%, 7/31/20 (144A)	9,107,080
5,460,000	NRG Energy, Inc. 6.6250%, 3/15/23 (144A)	5,582,850
		14,689,930
Internet Connectivity Services — 0.1%
1,948,000	Zayo Group LLC / Zayo Capital, Inc. 8.1250%, 1/1/20	2,128,190
Investment Management and Advisory Services — 0.5%
7,369,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	7,847,985
4,136,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	4,425,520
		12,273,505
Medical - Drugs — 1.0%
23,979,000	VPI Escrow Corp. 6.3750%, 10/15/20 (144A)	24,458,580
Medical - Generic Drugs — 0.1%
2,724,000	Sky Growth Holdings Corp. 7.3750%, 10/15/20 (144A)	2,737,620
Medical - Hospitals — 1.5%
11,202,000	HCA Holdings, Inc. 6.5000%, 2/15/20	12,462,225
11,055,000	HCA Holdings, Inc. 7.7500%, 5/15/21	12,049,950
11,613,000	Universal Health Services, Inc. 7.0000%, 10/1/18	12,585,589
		37,097,764
Medical - Outpatient and Home Medical Care — 0%
661,000	ResCare, Inc. 10.7500%, 1/15/19	733,710
Medical Instruments — 0.3%
7,010,000	Physio-Control International, Inc. 9.8750%, 1/15/19 (144A)	7,675,950
Medical Labs and Testing Services — 0.2%
4,640,000	Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.7500%, 1/15/18	4,674,800
Medical Products — 1.0%
9,313,000	Biomet, Inc. 6.5000%, 8/1/20 (144A)	9,650,596
13,619,000	Biomet, Inc. 6.5000%, 10/1/20 (144A)	13,346,620
544,000	DJO Finance LLC / DJO Finance Corp. 8.7500%, 3/15/18 (144A)	578,680
1,361,000	DJO Finance LLC / DJO Finance Corp. 9.8750%, 4/15/18 (144A)	1,343,988
		24,919,884
Multi-Line Insurance — 1.0%
20,653,000	American International Group, Inc. 8.1750%, 5/15/58‡	25,274,109
Multimedia — 0.4%
8,289,000	Truven Health Analytics, Inc. 10.6250%, 6/1/20 (144A)	8,869,230
Office Furnishings - Original — 0.3%
6,049,000	Interface, Inc. 7.6250%, 12/1/18	6,563,165
Office Supplies and Forms — 0.1%
2,352,000	Mead Products LLC / ACCO Brands Corp. 6.7500%, 4/30/20 (144A)	2,451,960
Oil - Field Services — 1.2%
6,547,000	Basic Energy Services, Inc. 7.1250%, 4/15/16	6,612,470
8,300,000	Basic Energy Services, Inc. 7.7500%, 2/15/19	8,507,500
5,375,000	Calfrac Holdings L.P. 7.5000%, 12/1/20 (144A)	5,321,250
7,093,000	Hiland Partners L.P. / Hiland Partners Finance Corp. 7.2500%, 10/1/20 (144A)	7,376,720
		27,817,940
Oil and Gas Drilling — 0.4%
2,697,000	Atwood Oceanics, Inc. 6.5000%, 2/1/20	2,885,790
5,712,000	Drill Rigs Holdings, Inc. 6.5000%, 10/1/17 (144A)	5,676,300
1,653,000	Precision Drilling Corp. 6.5000%, 12/15/21	1,764,578
		10,326,668
Oil Companies - Exploration and Production — 12.6%
3,916,000	Antero Resources Finance Corp. 7.2500%, 8/1/19	4,239,070
22,452,000	Aurora USA Oil & Gas, Inc. 9.8750%, 2/15/17 (144A)	23,911,380
2,175,000	Carrizo Oil & Gas, Inc. 7.5000%, 9/15/20	2,218,500
5,979,000	Chaparral Energy, Inc. 9.8750%, 10/1/20	6,756,270
8,078,000	Chaparral Energy, Inc. 8.2500%, 9/1/21	8,724,240
5,204,000	Cimarex Energy Co. 5.8750%, 5/1/22	5,490,220
3,322,000	Continental Resources, Inc. 7.1250%, 4/1/21	3,737,250
14,906,000	Continental Resources, Inc. 5.0000%, 9/15/22	15,539,505
3,314,000	Denbury Resources, Inc. 6.3750%, 8/15/21	3,595,690
10,754,000	EP Energy LLC / EP Energy Finance, Inc. 9.3750%, 5/1/20 (144A)	11,721,860
2,750,000	EP Energy LLC / Everest Acquisition Finance, Inc. 7.7500%, 9/1/22 (144A)	2,805,000
20,085,000	EV Energy Partners L.P. / EV Energy Finance Corp. 8.0000%, 4/15/19	20,838,187
10,874,000	Forest Oil Corp. 7.5000%, 9/15/20 (144A)	10,792,445
16,843,000	Halcon Resources Corp. 9.7500%, 7/15/20 (144A)	17,221,968
6,811,000	Harvest Operations Corp. 6.8750%, 10/1/17	7,458,045
3,322,000	Hilcorp Energy I L.P. / Hilcorp Finance Co. 7.6250%, 4/15/21 (144A)	3,654,200
4,467,000	Kodiak Oil & Gas Corp. 8.1250%, 12/1/19 (144A)	4,735,020
3,839,000	Laredo Petroleum, Inc. 7.3750%, 5/1/22	4,146,120
4,931,000	Linn Energy LLC / Linn Energy Finance Corp. 6.5000%, 5/15/19 (144A)	4,931,000
27,240,000	Linn Energy LLC / Linn Energy Finance Corp. 6.2500%, 11/1/19 (144A)	27,103,800
7,306,000	Newfield Exploration Co. 5.7500%, 1/30/22	8,164,455
1,689,000	Northern Oil & Gas, Inc. 8.0000%, 6/1/20	1,739,670
4,248,000	Oasis Petroleum, Inc. 6.5000%, 11/1/21	4,481,640
5,422,000	Quicksilver Resources, Inc. 7.1250%, 4/1/16	4,635,810
33,284,000	Samson Investment Co. 9.7500%, 2/15/20 (144A)	34,282,520
5,986,000	SandRidge Energy, Inc. 9.8750%, 5/15/16	6,524,740
10,351,000	SandRidge Energy, Inc. 8.1250%, 10/15/22 (144A)	11,023,815
5,486,000	SandRidge Energy, Inc. 7.5000%, 2/15/23 (144A)	5,650,580
2,651,000	SM Energy Co. 6.6250%, 2/15/19	2,796,805
4,212,000	SM Energy Co. 6.5000%, 11/15/21	4,464,720
2,641,000	SM Energy Co. 6.5000%, 1/1/23 (144A)	2,773,050
12,881,000	Stone Energy Corp. 6.7500%, 12/15/14	12,929,304
12,247,000	Venoco, Inc. 8.8750%, 2/15/19	10,654,890
3,853,000	W&T Offshore, Inc. 8.5000%, 6/15/19	4,199,770
		303,941,539
Oil Field Machinery and Equipment — 0.5%
10,331,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21	10,847,550
Oil Refining and Marketing — 0.4%
4,896,000	Frontier Oil Corp. 6.8750%, 11/15/18	5,214,240
5,416,000	Tesoro Corp. 4.2500%, 10/1/17	5,578,480
		10,792,720
Pharmacy Services — 0.5%
10,088,000	Omnicare, Inc. 7.7500%, 6/1/20	11,096,800
Physical Therapy and Rehabilitation Centers — 0.5%
6,631,000	Healthsouth Corp. 7.2500%, 10/1/18	7,178,058
5,446,000	HealthSouth Corp. 5.7500%, 11/1/24	5,541,305
		12,719,363
Pipelines — 3.9%
3,254,000	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp. 6.6250%, 10/1/20 (144A)	3,310,945
8,153,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	8,275,295
20,595,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	22,036,650
9,865,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	10,864,837
8,048,000	Holly Energy Partners L.P. / Holly Energy Finance Corp. 6.5000%, 3/1/20 (144A)	8,450,400
10,668,000	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 6.2500%, 6/15/22	11,468,100
6,583,000	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 5.5000%, 2/15/23	6,895,692
4,065,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 6.8750%, 12/1/18	4,339,388
4,325,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.5000%, 4/15/23	4,368,250
10,100,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.3750%, 8/1/22 (144A)	10,706,000
2,731,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.8750%, 10/1/20 (144A)	2,799,275
		93,514,832
Printing - Commercial — 1.5%
14,431,000	American Reprographics Co. 10.5000%, 12/15/16	15,152,550
22,373,000	Cenveo Corp. 8.8750%, 2/1/18	21,198,417
		36,350,967
Publishing - Books — 0%
1,034,000	Cengage Learning Acquisitions, Inc. 11.5000%, 4/15/20 (144A)	1,106,380
Publishing - Newspapers — 0.2%
3,998,000	Gannett Co., Inc. 6.3750%, 9/1/15	4,367,815
Publishing - Periodicals — 0.5%
10,895,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20 (144A)	10,826,906
Quarrying — 0.2%
4,449,000	Vulcan Materials Co. 7.0000%, 6/15/18	4,888,339
Radio — 1.2%
16,749,000	Entercom Radio LLC 10.5000%, 12/1/19	18,256,410
9,312,000	Townsquare Radio LLC / Townsquare Radio, Inc. 9.0000%, 4/1/19 (144A)	10,010,400
		28,266,810
Real Estate Management/Services — 1.4%
22,782,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	24,262,830
8,780,000	Realogy Corp. 11.5000%, 4/15/17	9,416,550
		33,679,380
REIT - Hotels — 0.4%
2,327,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	2,390,993
6,161,000	Host Hotels & Resorts L.P. 6.0000%, 10/1/21	7,038,942
		9,429,935
REIT - Office Property — 0.9%
17,938,000	SL Green Realty Corp. / Reckson Operating Partnership 7.7500%, 3/15/20	21,421,237
REIT - Regional Malls — 0.4%
9,323,000	Rouse Co. LLC 6.7500%, 11/9/15	9,835,765
Rental Auto/Equipment — 0.3%
3,176,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 7.7500%, 5/15/16	3,267,342
4,363,000	Hertz Corp. 7.5000%, 10/15/18	4,712,040
		7,979,382
Research & Development — 0.2%
4,478,000	Pharmaceutical Product Development, Inc. 9.5000%, 12/1/19 (144A)	5,026,555
Retail - Apparel and Shoe — 0.1%
2,651,000	J Crew Group, Inc. 8.1250%, 3/1/19	2,776,923
Retail - Building Products — 0.2%
5,315,000	McJunkin Red Man Corp. 9.5000%, 12/15/16	5,733,556
Retail - Drug Store — 1.4%
9,887,000	Rite Aid Corp. 9.5000%, 6/15/17	10,171,251
3,659,000	Rite Aid Corp. 10.2500%, 10/15/19	4,152,965
10,190,000	Rite Aid Corp. 9.2500%, 3/15/20	10,444,750
12,170,000	Rite Aid Corp. 7.7000%, 2/15/27	10,161,950
		34,930,916
Retail - Leisure Products — 0.2%
4,157,000	Steinway Musical Instruments, Inc. 7.0000%, 3/1/14 (144A)	4,157,042
Retail - Perfume and Cosmetics — 0.8%
11,244,000	Sally Holdings LLC / Sally Capital, Inc. 6.8750%, 11/15/19	12,508,950
5,538,000	Sally Holdings LLC / Sally Capital, Inc. 5.7500%, 6/1/22	5,897,970
		18,406,920
Retail - Propane Distribution — 1.2%
13,439,000	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.0000%, 5/20/22	14,480,522
2,098,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 9.1250%, 10/1/17	2,250,105
5,265,000	Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp. 8.6250%, 6/15/20	5,093,888
7,183,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.3750%, 8/1/21 (144A)	7,667,852
		29,492,367
Retail - Regional Department Stores — 0.3%
5,966,000	Neiman Marcus Group, Inc. 10.3750%, 10/15/15	6,085,320
Retail - Restaurants — 1.5%
8,300,000	DineEquity, Inc. 9.5000%, 10/30/18	9,358,250
15,418,000	Landry's, Inc. 9.3750%, 5/1/20 (144A)	16,265,990
10,600,000	Wok Acquisition Corp. 10.2500%, 6/30/20 (144A)	11,209,500
		36,833,740
Retail - Sporting Goods — 0%
660,000	Academy, Ltd. / Academy Finance Corp. 9.2500%, 8/1/19 (144A)	725,175
Retail - Toy Store — 1.1%
3,401,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	3,664,577
21,336,000	Toys R Us, Inc. 10.3750%, 8/15/17 (144A)	21,816,060
		25,480,637
Semiconductor Equipment — 0.6%
13,275,000	Sensata Technologies B.V. 6.5000%, 5/15/19 (144A)	14,171,062
Shipbuilding — 0.4%
9,014,000	Huntington Ingalls Industries, Inc. 6.8750%, 3/15/18	9,768,923
Special Purpose Entity — 0.4%
10,362,000	Boyd Acquisition Sub LLC / Boyd Acquisition Finance Corp. 8.3750%, 2/15/18 (144A)	10,776,480
Steel - Producers — 1.4%
10,977,000	ArcelorMittal 6.5000%, 2/25/22	10,812,038
10,967,000	Steel Dynamics, Inc. 6.1250%, 8/15/19 (144A)	11,405,680
10,967,000	Steel Dynamics, Inc. 6.3750%, 8/15/22 (144A)	11,323,427
		33,541,145
Telecommunication Services — 0.9%
18,527,000	Level 3 Communications, Inc. 11.8750%, 2/1/19	21,028,145
1,658,000	Level 3 Communications, Inc. 8.8750%, 6/1/19 (144A)	1,740,900
		22,769,045
Telephone - Integrated — 2.7%
8,229,000	Frontier Communications Corp. 7.1250%, 1/15/23	8,558,160
9,009,000	Level 3 Financing, Inc. 10.0000%, 2/1/18	10,022,512
13,316,000	Level 3 Financing, Inc. 9.3750%, 4/1/19	14,780,760
4,436,000	Level 3 Financing, Inc. 8.1250%, 7/1/19	4,713,250
11,465,000	Level 3 Financing, Inc. 7.0000%, 6/1/20 (144A)	11,579,650
2,698,000	Level 3 Financing, Inc. 8.6250%, 7/15/20	2,913,840
4,717,000	Virgin Media Finance PLC 8.3750%, 10/15/19	5,365,587
1,399,000	Virgin Media Finance PLC 5.2500%, 2/15/22	1,468,950
4,713,000	Windstream Corp. 7.7500%, 10/15/20	5,054,693
		64,457,402
Theaters — 0.4%
7,934,000	National CineMedia LLC 7.8750%, 7/15/21	8,648,060
Transportation - Air Freight — 0.3%
7,295,000	Air Medical Group Holdings, Inc. 9.2500%, 11/1/18 (144A)	7,951,550
Transportation - Railroad — 0.8%
10,226,000	Florida East Coast Railway Corp. 8.1250%, 2/1/17	10,762,865
7,882,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	8,926,365
156,000	Kansas City Southern de Mexico S.A. de C.V. 6.1250%, 6/15/21	175,110
		19,864,340
Transportation - Truck — 0.7%
14,650,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	15,858,625
Water Treatment Systems — 0.8%
17,838,000	Heckmann Corp. 9.8750%, 4/15/18	18,373,140
X-Ray Equipment — 0.2%
5,526,000	Hologic, Inc. 6.2500%, 8/1/20 (144A)	5,857,560
Total Corporate Bonds (cost $2,148,506,772)		2,243,940,675
Preferred Stock — 0.3%
Transportation - Railroad — 0.3%
59,300	Genesee & Wyoming, Inc., 5.000% (cost $6,039,400)	6,159,491
Money Market — 3.3%
79,634,085	Janus Cash Liquidity Fund LLC, 0% (cost $79,634,085)	79,634,085
Total Investments (total cost $2,315,965,460) – 100%		$2,412,414,919

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$44,707,455	1.9%
Bermuda	4,773,325	0.2%
Canada	13,957,643	0.6%
Germany	12,392,600	0.5%
Ireland	29,663,709	1.2%
Luxembourg	27,246,578	1.1%
Marshall Islands	5,676,300	0.2%
Mexico	9,101,475	0.4%
Netherlands	23,776,702	1.0%
Spain	5,242,914	0.2%
United Kingdom	12,788,499	0.5%
United States††	2,223,087,719	92.2%
Total	$2,412,414,919	100.0%

††	Includes Cash Equivalents (88.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC Public Limited Company

REIT Real Estate Investment Trust

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus High-Yield Fund	$822,662,809	34.1%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:

Bank Loans	$-	$76,673,274	$-
Common Stock	6,007,394	-	-
Corporate Bonds	-	2,243,940,675	-
Preferred Stock	-	6,159,491	-

Money Market	-	79,634,085	-

Total Investments in Securities	$6,007,394	$2,406,407,525	$-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Fund	Aggregate Value
Janus High-Yield Fund	$77,151,250

Janus Moderate Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 60.7%
1,559,445	INTECH International Fund - Class I Shares	$11,352,757
1,297,300	INTECH U.S. Growth Fund - Class I Shares	19,667,076
2,645,958	INTECH U.S. Value Fund - Class I Shares	28,629,262
174,100	Janus Emerging Markets Fund - Class I Shares	1,394,542
195,780	Janus Fund - Class N Shares	6,249,286
522,072	Janus Global Real Estate Fund - Class I Shares	5,210,279
272,418	Janus Global Research Fund - Class I Shares	4,108,062
53,878	Janus Global Select Fund - Class I Shares	505,372
2,089,849	Janus International Equity Fund - Class N Shares	22,110,601
380,107	Janus Overseas Fund - Class N Shares	12,380,103
331,411	Janus Research Fund - Class N Shares	10,668,130
275,886	Janus Triton Fund - Class N Shares	5,026,649
93,865	Janus Twenty Fund - Class D Shares	5,879,685
1,898,379	Perkins Large Cap Value Fund - Class N Shares	27,146,819
252,469	Perkins Small Cap Value Fund - Class N Shares	5,481,100
		165,809,723
Fixed Income Funds — 39.3%
8,294,394	Janus Flexible Bond Fund - Class N Shares	91,487,165
188,692	Janus High-Yield Fund - Class N Shares	1,734,079
4,596,916	Janus Short-Term Bond Fund - Class N Shares	14,250,442
		107,471,686
Total Investments (total cost $236,615,880) – 100%		$273,281,409
(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Equity Funds	$-	$165,809,723	$-
Fixed-Income Funds	-	107,471,686	-

Total Investments in Securities	$-	$273,281,409	$-

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Certificates Of Deposit — 14.6%
$ 25,000,000	Bank of Montreal, Chicago 0.1800%, 10/22/12	$ 25,000,000
25,000,000	Bank of Montreal, Chicago 0.1800%, 11/13/12	25,000,000
12,400,000	Bank of Montreal, Chicago 0.1600%, 11/26/12	12,400,000
10,000,000	Svenska Handelsbanken AB 0.2900%, 10/19/12	10,000,025
15,000,000	Svenska Handelsbanken AB 0.2350%, 11/14/12	15,000,274
25,000,000	Svenska Handelsbanken AB 0.2200%, 12/10/12	25,000,243
12,000,000	Svenska Handelsbanken AB 0.2750%, 12/21/12	12,001,483
24,700,000	Toronto Dominion Bank, New York 0.1600%, 10/15/12	24,700,000
10,000,000	Toronto Dominion Bank, New York 0.1400%, 10/23/12	10,000,000
25,000,000	Toronto Dominion Bank, New York 0.1700%, 10/30/12	25,000,000
Total Certificates Of Deposit (amortized cost $184,102,025)		184,102,025
Commercial Paper — 21.2%
24,000,000	BNP Paribas Securities Corp. 0.1300%, 10/3/12 (Section 4(2))	23,999,826
25,000,000	BNP Paribas Securities Corp. 0.1300%, 10/4/12 (Section 4(2))	24,999,729
13,000,000	BNP Paribas Securities Corp. 0.1300%, 10/5/12 (Section 4(2))	12,999,812
16,000,000	Bryant Park Funding LLC 0.1800%, 10/9/12 (Section 4(2))	15,999,360
45,000,000	Bryant Park Funding LLC 0.1800%, 10/15/12 (Section 4(2))	44,996,850
5,000,000	JPMorgan Chase & Co. 0.1800%, 10/10/12	4,999,775
25,000,000	JPMorgan Chase & Co. 0.2500%, 10/24/12	24,996,006
20,000,000	JPMorgan Chase & Co. 0.2800%, 11/6/12	19,994,399
11,000,000	JPMorgan Chase & Co. 0.2500%, 11/28/12	10,995,569
24,000,000	Nieuw Amsterdam Receivables Corp. 0.2100%, 10/2/12 (Section 4(2))	23,999,860
17,000,000	Nieuw Amsterdam Receivables Corp. 0.2200%, 10/10/12 (Section 4(2))	16,999,065
17,400,000	Nieuw Amsterdam Receivables Corp. 0.2200%, 10/19/12 (Section 4(2))	17,398,260
3,500,000	Nieuw Amsterdam Receivables Corp. 0.2000%, 11/8/12 (Section 4(2))	3,499,261
20,300,000	Standard Chartered PLC 0.2700%, 11/2/12 (Section 4(2))	20,295,127
Total Commercial Paper (amortized cost $266,172,899)		266,172,899
Repurchase Agreements — 28.0%
100,000,000	Goldman Sachs Group, Inc., 0.1900%, dated 9/28/12, maturing 10/1/12, to be repurchased at $100,001,583, collateralized by $102,452,733 in U.S. Government Agencies, 3.5000%-4.5000%, 12/1/40-10/1/42, with a value of $102,000,000	100,000,000
100,000,000	HSBC Securities (USA), Inc., 0.2400%, dated 9/28/12, maturing 10/1/12, to be repurchased at $100,002,000, collateralized by $111,370,000 in U.S. Government Agencies, 2.0000%-4.0000%, 2/20/40-6/20/42, with a value of $102,002,146	100,000,000
151,500,000	RBC Capital Markets Corp., 0.2300%, dated 9/28/12, maturing 10/1/12, to be repurchased at $151,502,904, collateralized by $144,455,117 in U.S. Government Agencies, 3.0000%-3.5000%, 10/1/32-7/1/42, with a value of $154,530,000	151,500,000
Total Repurchase Agreements (amortized cost $351,500,000)		351,500,000
U.S. Government Agency Notes — 20.2%
Army & Air Force Exchange Services:
7,600,000	0.2500%, 10/4/12	7,600,000
19,000,000	0.2500%, 10/11/12ß	19,000,000
20,200,000	0.2500%, 10/16/12ß	20,200,000
15,500,000	0.2500%, 11/6/12ß	15,500,000
Fannie Mae:
8,000,000	0.1500%, 12/12/12	7,997,560
8,000,000	0.1600%, 12/26/12	7,996,891
10,000,000	0.1700%, 1/10/13	9,995,230
10,000,000	0.1400%, 1/14/13	9,995,916
10,000,000	0.1400%, 1/23/13	9,995,566
10,000,000	0.1400%, 2/21/13	9,994,439
10,000,000	0.1500%, 4/18/13	9,991,708
Federal Home Loan Bank System:
8,000,000	0.1450%, 11/30/12	7,998,034
11,500,000	0.1700%, 12/19/12	11,495,709
6,500,000	0.1600%, 2/4/13	6,496,359
10,000,000	0.1600%, 2/13/13	9,993,999
Freddie Mac:
5,000,000	0.1200%, 10/25/12	4,999,600
10,000,000	0.1500%, 10/29/12	9,998,833
8,000,000	0.1450%, 11/19/12	7,998,394
8,000,000	0.1450%, 11/26/12	7,998,195
8,000,000	0.1500%, 12/10/12	7,997,627
10,000,000	0.1700%, 12/24/12	9,996,032
10,000,000	0.1750%, 1/7/13	9,995,234
10,000,000	0.1550%, 1/22/13	9,995,134
10,000,000	0.1650%, 2/11/13	9,993,904
10,000,000	0.1800%, 6/25/13	9,986,649
Total U.S. Government Agency Notes (amortized cost $253,211,013)		253,211,013
Variable Rate Demand Agency Notes — 16.0%
220,000	Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B 0.4150%, 10/1/19‡	220,000
5,060,000	Auburn, Alabama Industrial Development Revenue, Series A 0.2100%, 7/1/26‡	5,060,000
4,000,000	Breckenridge Terrace LLC 0.2300%, 5/1/39‡	4,000,000
14,980,000	Breckenridge Terrace LLC 0.2300%, 5/1/39‡	14,980,000
7,985,000	Brevard County, Florida Health Facility Authority Retirement Housing Foundation 0.1600%, 9/1/25‡	7,985,000
800,000	California Infrastructure and Economic Development 0.1800%, 7/1/33‡	800,000
1,045,000	Capital Markets Access 0.2100%, 7/1/25‡	1,045,000
5,700,000	Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A 0.2800%, 7/1/35‡	5,700,000
6,170,000	Congress/Commons LLC 0.3100%, 12/1/50‡	6,170,000
5,895,000	Danville-Pittsylvania, Virginia Facility Revenue, (Cane Creek Project) 0.2100%, 1/1/26‡	5,895,000
9,100,000	Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A 0.2800%, 6/1/27‡	9,100,000
8,000,000	Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A 0.2800%, 5/1/39‡	8,000,000
11,655,000	Eskaton Properties, Inc. 0.4000%, 12/1/37‡	11,655,000
3,960,000	FJM Properties-Wilmar 0.3300%, 10/1/24‡	3,960,000
7,000,000	Florissant, Missouri Industrial Development Authority Revenue Retirement Housing Foundation 0.1600%, 9/1/28‡	7,000,000
9,660,000	Franklin County Ohio Health Care Facility Revenue, (Adjusted Friendship Village Dublin), Series A 0.1700%, 11/1/22‡	9,660,000
6,885,000	Franklin County Ohio Health Care Facility Revenue, (Variable Friendship Village Dublin), Series B 0.1700%, 11/1/34‡	6,885,000
5,620,000	Hunter's Ridge, South Point 0.2200%, 6/1/25‡	5,620,000
3,860,000	J-Jay Properties LLC 0.2300%, 7/1/35‡	3,860,000
530,000	Kentucky Economic Development Financial Authority Health Care Revenue, (Christian-B) 1.0000%, 11/1/15‡	530,000
1,375,000	Lone Tree Building Authority 0.4700%, 12/1/17‡	1,375,000
9,000,000	Louisiana Local Government Environmental Facilities 0.1400%, 7/1/47‡	9,000,000
10,000,000	Massachusetts State Health And Educational, (Various Childrens Hospital), Series N-2 0.1600%, 10/1/42‡	10,000,000
4,500,000	Mesivta Yeshiva Rabbi Chaim 0.2155%, 11/1/35‡	4,500,000
8,690,000	Orange County, Florida Health Facilities Authority Revenue, (Adventist Long Term Care) 0.1700%, 11/15/36‡	8,690,000
160,000	Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark) 0.3200%, 4/1/20‡	160,000
10,865,000	RBS Insurance Trust 0.2100%, 11/1/31‡	10,865,000
3,650,000	Riley Family Eagle Lake L.P. and Riley Family Lexington Heights L.P. 0.2100%, 9/1/33‡	3,650,000
2,600,000	Tift County, Georgia Development Authority, (Heatcraft), Series A 0.2600%, 2/1/18‡	2,600,000
3,765,000	Timber Ridge County Affordable Housing Corp., Series 2003 0.1900%, 12/1/32‡	3,765,000
4,350,000	Triple Crown Investments 0.2100%, 8/1/25‡	4,350,000
1,620,000	Volunteers of America, Alabama 0.2600%, 9/1/23‡	1,620,000
22,260,000	Washington State Higher Educations Facilities, (Seattle Pacific University) 0.1700%, 10/1/30‡	22,260,000
Total Variable Rate Demand Agency Notes (amortized cost $200,960,000)		200,960,000
Total Investments (total amortized cost $1,255,945,937) – 100%		$1,255,945,937

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

Section 4(2)	Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

‡ Rate is subject to change. Rate shown reflects current rate.

β Security is illiquid.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Certificates Of Deposit	$—	$184,102,025	$—

Commercial Paper	—	266,172,899	—

Repurchase Agreements	—	351,500,000	—

U.S. Government Agency Notes	—	253,211,013	—

Variable Rate Demand Agency Notes	—	200,960,000	—

Total Investments in Securities	$—	$1,255,945,937	$—

Janus Real Return Allocation Fund

Consolidated Schedule of Investments (unaudited)

As of September 30, 2012

Shares/Principal/Contract Amounts		Value

Asset-Backed Securities – 0.1%
Automobile ABS Other – 0%
$21,000	AmeriCredit Automobile Receivables Trust**	$21,021
Automobile Sequential – 0.1%
23,000	SMART Trust - Series 2011-1USA- Class A4A (144A)	23,544

Total Asset-Backed Securities (cost $44,522)		44,565

Common Stock – 27.5%
Apparel Manufacturers – 0.2%
33,000	China Lilang, Ltd.**	17,364
82,000	Sitoy Group Holdings, Ltd.*,**	44,310
		61,674
Automotive - Cars and Light Trucks – 0.2%
32,185	Yulon Motor Co., Ltd.**	64,780
Automotive – Truck Parts and Equipment – Original – 0.4%
272	Hyundai Mobis**	75,989
465	Mando Corp.**	64,431
		140,420
Building and Construction – Miscellaneous – 0%
500	Multiplan Empreendimentos Imobiliarios S.A.**	14,722
Building – Residential and Commercial – 0.3%
800	Hajime Construction Co., Ltd.**	28,293
14,600	MRV Engenharia e Participacoes S.A.**	87,359
		115,652
Casino Hotels – 0.4%
5,339	Crown, Ltd.**	50,397
16,600	Genting Berhad**	47,305
2,520	Kangwon Land, Inc.**	56,684
		154,386
Cellular Telecommuncation – 0.3%
4,220	America Movil S.A.B. de C.V. - Series L (ADR)**	107,357
Coal – 0.3%
22,000	China Shenhua Energy Co., Ltd.**	85,400
64,500	Mongolian Mining Corp.*,**	29,447
		114,847
Commercial Banks – 2.2%
7,665	Banco Bilbao Vizcaya Argentaria S.A. (ADR)**	59,404
10,459	Banco do Brasil S.A. (ADR)**	130,110
378,283	First Bank of Nigeria PLC**	35,735
11,890	First Gulf Bank PJSC**	32,145
2,460	ICICI Bank, Ltd. (ADR)**	98,745
202,000	Industrial & Commercial Bank of China**	119,313
5,730	Itau Unibanco Holding S.A. (ADR)**	87,554
14,777	Sberbank of Russia (ADR)**	173,000
1,699	State Bank of India**	72,173
		808,179
Computers – 0.1%
5,000	Asustek Computer, Inc.**	54,326
Consumer Products – Miscellaneous – 0.1%
28,500	Samsonite International S.A.**	54,691
Distribution/Wholesale – 0.2%
14,781	Adani Enterprises, Ltd.**	56,369
Diversified Financial Services – 0.2%
1,638	Shinhan Financial Group Co., Ltd.**	55,930
Diversified Minerals – 0.1%
25,500	Aurcana Corp.*,**	30,867
5,100	Verde Potash PLC*,**	23,604
		54,471
Diversified Operations – 0.1%
8,000	Wharf Holdings, Ltd.**	55,558
Diversified Operations - Commercial Services – 0.6%
232,200	Alliance Global Group, Inc.**	81,825
32,900	John Keells Holdings PLC**	58,238
47,000	Melco International Development, Ltd.**	42,005
1,878	Orascom Development Holding A.G.*,**	29,752
		211,820
E – Commerce/Services – 0.2%
3,770	Ctrip.com International, Ltd. (ADR)*,**	63,638
Electric – Distribution – 0.2%
44,278	Spark Infrastructure Group (144A)**	74,865
Electronic Components – Semiconductors – 0.6%
183	Samsung Electronics Co., Ltd.**	221,624
Electronic Measuring Instruments – 0.1%
21,000	Chroma ATE, Inc.**	44,201
Electronic Parts Distributors – 0.3%
97,070	WPG Holdings, Ltd.**	129,146
899	WT Microelectronics Co., Ltd.**	1,127
		130,273
Entertainment Software – 0.1%
3,700	Nexon Co., Ltd.*,**	50,873
Food – Retail – 0.1%
2,607	X5 Retail Group N.V. (GDR)*,**	54,773
Food – Wholesale/Distribution – 0.2%
38,863	Olam International, Ltd.**	64,919
Footwear and Related Apparel – 0.1%
11,500	Stella International Holdings, Ltd.**	28,357
Forestry – 0%
1,100	Sino-Forest Corp.*,B,ºº	0
Hotels and Motels – 0.8%
7,044	7 Days Group Holdings, Ltd. (ADR)*,**	81,851
34,000	Overseas Union Enterprise, Ltd.**	78,683
28,000	Shangri-La Asia, Ltd.**	54,310
1,947	Whitbread PLC**	71,306
		286,150
Industrial Automation and Robotics – 0.1%
300	Fanuc Corp.**	48,360
Insurance Brokers – 0.1%
7,755	CNinsure, Inc. (ADR)*,**	44,979
Medical – Generic Drugs – 0.2%
5,521	Pharmstandard OJSC (GDR)*,**	78,398
Medical – Hospitals – 0.1%
10,183	NMC Health PLC*,**	29,763
Metal – Copper – 0.1%
9,482	Copper Mountain Mining Corp.*,**	32,504
Metal – Diversified – 0.2%
65	Rio Tinto PLC**	3,028
9,840	Turquoise Hill Resources, Ltd.*,**	83,777
		86,805
Metal – Iron – 0.7%
25,970	Fortescue Metals Group, Ltd.**	94,016
33,944	Gindalbie Metals, Ltd.*,**	9,507
438	Kumba Iron Ore, Ltd.**	26,466
4,907	London Mining PLC*,**	11,668
6,135	Vale S.A. (ADR)**	109,816
		251,473
Oil Companies – Exploration and Production – 0.9%
7,590	Chariot Oil & Gas, Ltd.*,**	3,677
2,660	Cobalt International Energy, Inc.*,**	59,238
8,236	Gazprom OAO (ADR)**	82,607
25,900	HRT Participacoes em Petroleo S.A.*,**	56,853
9,874	Karoon Gas Australia, Ltd.*,**	55,308
2,665	Kosmos Energy, Ltd.*,**	30,354
1,282	Niko Resources, Ltd.**	17,709
9,273	OGX Petroleo e Gas Participacoes S.A. (ADR)*,**	28,005
		333,751
Oil Companies – Integrated – 0.6%
10,511	Petroleo Brasileiro S.A. (ADR)**	241,122
Property and Casualty Insurance – 0.2%
397	Samsung Fire & Marine Insurance Co., Ltd.**	85,371
Real Estate Management/Services – 2.0%
49,600	AIMS AMP Capital Industrial REIT**	56,988
22,547	Atrium European Real Estate, Ltd.**	117,751
3,800	BR Malls Participacoes S.A.**	52,766
611	Castellum A.B.**	8,265
1,440	CBRE Group, Inc.*,**	26,510
3,251	First Capital Realty, Inc.**	62,136
5,115	Gazit-Globe, Ltd.**	55,856
625	Jones Lang LaSalle, Inc.**	47,719
8,454	Kennedy-Wilson Holdings, Inc.**	118,102
3,300	LPS Brasil Consultoria de Imoveis S.A.**	59,399
5,000	Mitsubishi Estate Co., Ltd.**	95,720
14,491	Songbird Estates PLC*,**	26,150
		727,362
Real Estate Operating/Development – 4.3%
220	Alexander & Baldwin, Inc.*,**	6,497
8,400	BR Properties S.A.**	109,597
4,860	Brookfield Asset Management, Inc. - Class A**	167,719
75,000	CapitaLand, Ltd.**	194,345
203,000	Central China Real Estate, Ltd.**	49,742
9,400	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes**	114,947
2,900	First Juken Co., Ltd.**	30,992
463	GAGFAH S.A.*,**	4,718
32,070	Global Logistic Properties, Ltd.**	65,593
42,000	Hang Lung Properties, Ltd.**	143,538
17,500	Hopewell Holdings, Ltd.**	60,484
6,101	Hysan Development Co., Ltd.**	27,774
54,379	Indiabulls Real Estate, Ltd.**	59,436
3,000	Mitsui Fudosan Co., Ltd.**	60,084
44,900	PDG Realty S.A. Empreendimentos e Participacoes**	84,606
13,300	Phoenix Mills, Ltd.**	49,738
8,000	Shanghai Industrial Holdings, Ltd.**	23,781
137,000	Shui On Land, Ltd.**	51,768
254,250	Shun Tak Holdings, Ltd.**	98,368
151,076	Sorouh Real Estate Co.**	48,535
3,190	St. Joe Co.*,**	62,205
254,500	Summarecon Agung Tbk PT**	44,677
4,000	Sun Hung Kai Properties, Ltd.B	58,602
		1,617,746
REIT – Apartments – 0.5%
3,900	Associated Estates Realty Corp.**	59,124
780	Camden Property Trust**	50,302
1,770	Education Realty Trust, Inc.**	19,293
2,010	UDR, Inc.**	49,888
		178,607
REIT – Diversified – 2.5%
3,789	American Assets Trust, Inc.**	101,507
26,680	Charter Hall Group**	79,705
2,778	Coresite Realty Corp.**	74,839
877	Digital Realty Trust, Inc.**	61,258
2,520	DuPont Fabros Technology, Inc.**	63,630
1,220	Entertainment Properties Trust**	54,205
33,100	Fibra Uno Administracion S.A. de C.V.**	74,857
4,737	Land Securities Group PLC**	58,250
10,702	Lexington Realty Trust**	103,381
109,000	Mapletree Logistics Trust**	99,923
2,300	Morguard Real Estate Investment Trust**	41,831
7,079	Segro PLC**	25,926
1,821	Shaftesbury PLC**	15,526
348	Unibail-Rodamco S.E.**	69,360
805	Winthrop Realty Trust**	8,678
		932,876
REIT – Health Care – 0.6%
1,551	Health Care, Inc.**	89,570
848	LTC Properties, Inc.**	27,009
1,524	Ventas, Inc.**	94,869
		211,448
REIT – Hotels – 0.7%
28,000	Ascott Residence Trust**	28,634
7,085	Chatham Lodging Trust**	98,340
6,055	DiamondRock Hospitality Co.**	58,310
3,135	Pebblebrook Hotel Trust**	73,327
		258,611
REIT – Mortgage – 0.6%
7,416	Colony Financial, Inc.**	144,463
6,309	CYS Investments, Inc.**	88,894
		233,357
REIT – Office Property – 0.6%
1,348	Alexandria Real Estate Equities, Inc.**	99,105
8,273	Great Portland Estates PLC**	60,237
3,707	Parkway Properties, Inc.**	49,562
1	Tokyu, Inc.**	5,151
		214,055
REIT – Regional Malls – 0.6%
1,946	Macerich Co.**	111,369
680	Simon Property Group, Inc.**	103,231
		214,600
REIT – Shopping Centers – 0.7%
2,715	Acadia Realty Trust**	67,387
4,145	DDR Corp.**	63,667
12,166	Westfield Group**	128,217
		259,271
REIT – Warehouse/Industrial – 0.5%
2,539	Prologis, Inc.**	88,941
4,945	STAG Industrial, Inc.**	80,406
		169,347
REITS – Manufactured Homes – 0.1%
782	Equity Lifestyle Properties, Inc.**	53,270
Resorts and Theme Parks – 0.2%
1,087	Vail Resorts, Inc.**	62,666
Retail – Jewelry – 0.1%
96,000	Oriental Watch Holdings**	31,942
Retail – Restaurants – 0.1%
59,000	Ajisen China Holdings, Ltd.**	39,186
Retirement/Aged Care – 0.1%
2,779	Capital Senior Living Corp.*,**	40,212
Rubber/Plastic Products – 0.1%
11,408	Jain Irrigation Systems, Ltd.**	15,075
28,426	Jain Irrigation Systems, Ltd. (EDR)**	18,761
		33,836
Semiconductor Components/Integrated Circuits – 0.6%
14,045	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)**	222,192
Shipbuilding – 0.2%
37,767	Pipavav Defence & Offshore Engineering Co., Ltd.*,**	56,173
Telecommunication Services – 0.5%
1,010	China Telecom Corp., Ltd. (ADR)**	58,550
76,000	Tower Bersama Infrastructure Tbk PT*,**	35,340
8,705	VimpelCom, Ltd. (ADR)**	103,589
		197,479
Transportation – Marine – 0.1%
66,000	China Shipping Development Co., Ltd.**	27,408
Transportation – Services – 0%
220	Matson, Inc.**	4,600
Transportation – Truck – 0.1%
26,200	LLX Logistica S.A.*,**	37,221
Wireless Equipment – 0.1%
495	Crown Castle International Corp.*,**	31,729

Total Common Stock (cost $9,711,885)		10,232,575

Corporate Bonds – 8.5%
Aerospace and Defense – Equipment – 0.2%
$13,000	Exelis, Inc. 4.2500%, 10/1/16**	13,577
8,000	United Technologies Corp. 1.2000%, 6/1/15**	8,144
37,000	United Technologies Corp. 1.8000%, 6/1/17**	38,375
		60,096
Airlines – 0.1%
30,000	Southwest Airlines Co. 5.2500%, 10/1/14**	32,209
Automotive - Cars and Light Trucks – 0.1%
26,000	Nissan Motor Acceptance Corp. 1.9500%, 9/12/17 (144A)	26,230
Beverages – Non–Alcoholic – 0.1%
37,000	PepsiCo, Inc. 0.7000%, 8/13/15**	37,128
Brewery – 0.3%
65,000	Anheuser-Busch InBev Worldwide, Inc. 3.0000%, 10/15/12**	65,056
29,000	Anheuser-Busch InBev Worldwide, Inc. 1.3750%, 7/15/17**	29,354
		94,410
Casino Hotels – 0%
12,000	MGM Resorts International 9.0000%, 3/15/20**	13,395
Chemicals – Specialty – 0.1%
41,000	Ecolab, Inc. 2.3750%, 12/8/14**	42,519
7,000	Ecolab, Inc. 1.0000%, 8/9/15**	7,032
		49,551
Coatings and Paint Products – 0.1%
19,000	RPM International, Inc. 6.2500%, 12/15/13**	19,956
Commercial Banks – 1.4%
5,000	Associated Banc-Corp. 1.8750%, 3/12/14**	5,002
45,000	BB&T Corp. 2.0500%, 4/28/14**	45,977
96,000	CIT Group, Inc. 5.0000%, 5/15/17**	102,480
100,000	HSBC Bank PLC 1.6250%, 8/12/13 (144A)**	100,634
20,000	Mercantile Bankshares Corp. - Series B 4.6250%, 4/15/13**	20,387
100,000	Nordea Bank A.B. 1.7500%, 10/4/13 (144A)**	101,059
19,000	Regions Financial Corp. 7.7500%, 11/10/14**	21,138
21,000	Royal Bank of Canada 1.2000%, 9/19/17**	21,132
100,000	Santander US Debt SAU 2.4850%, 1/18/13 (144A)B	99,502
2,000	Zions BanCorp. 4.0000%, 6/20/16**	2,055
		519,366
Computers – Memory Devices – 0.1%
30,000	Seagate Technology International 10.0000%, 5/1/14 (144A)**	32,925
Data Processing and Management – 0.1%
33,000	Fiserv, Inc. 3.1250%, 10/1/15**	34,409
Diversified Banking Institutions – 0.6%
5,000	Bank of America Corp. 4.5000%, 4/1/15**	5,356
5,000	Bank of America Corp. 3.6250%, 3/17/16 (MTN)**	5,273
19,000	Citigroup, Inc. 1.2845%, 2/15/13‡,**	19,037
22,000	Citigroup, Inc. 5.0000%, 9/15/14**	23,204
35,000	Citigroup, Inc. 4.8750%, 5/7/15**	37,222
39,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16**	41,141
17,000	JPMorgan Chase & Co. 4.8750%, 3/15/14**	17,885
45,000	JPMorgan Chase & Co. 5.1500%, 10/1/15**	49,781
40,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	40,481
		239,380
Diversified Financial Services – 0.3%
30,000	General Electric Capital Corp. 1.8750%, 9/16/13 (MTN)**	30,425
20,000	General Electric Capital Corp. 5.9000%, 5/13/14**	21,633
28,000	General Electric Capital Corp. 2.1500%, 1/9/15**	28,816
37,000	General Electric Capital Corp. 2.3750%, 6/30/15 (MTN)**	38,364
		119,238
Diversified Operations – 0.1%
30,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12**	30,000
10,000	Tyco Electronics Group S.A. 1.6000%, 2/3/15**	10,150
		40,150
Diversified Operations - Commercial Services – 0.1%
31,000	LVMH Moet Hennessy Louis Vuitton S.A. 1.6250%, 6/29/17 (144A)**	31,263
Electric – Generation – 0%
4,000	AES Corp. 7.7500%, 10/15/15**	4,520
Electric – Integrated – 0.2%
45,000	CMS Energy Corp. 2.7500%, 5/15/14**	45,649
14,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)**	14,734
		60,383
Electronic Components – Semiconductors – 0%
5,000	Altera Corp. 1.7500%, 5/15/17**	5,132
Electronic Measuring Instruments – 0%
15,000	FLIR Systems, Inc. 3.7500%, 9/1/16**	15,472
Electronics – Military – 0.3%
100,000	L-3 Communications Corp. - Series B 6.3750%, 10/15/15**	101,150
Engineering – R&D Services – 0.1%
22,000	URS Corp. 3.8500%, 4/1/17 (144A)**	22,152
Finance – Auto Loans – 0.3%
100,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14**	110,436
19,000	PACCAR Financial Corp. 0.7500%, 8/14/15 (MTN)**	19,049
		129,485
Finance – Credit Card – 0.1%
8,000	American Express Credit Corp. 1.7500%, 6/12/15 (MTN)**	8,183
30,000	American Express Credit Corp. - Series C 5.8750%, 5/2/13 (MTN)**	30,942
		39,125
Finance – Investment Bankers/Brokers – 0.4%
70,000	Merrill Lynch & Co., Inc. - Series C 5.4500%, 7/15/14 (MTN)**	74,679
34,000	Raymond James Financial, Inc. 4.2500%, 4/15/16**	36,049
20,000	TD Ameritrade Holding Corp. 2.9500%, 12/1/12**	20,083
20,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14**	21,370
		152,181
Finance – Other Services – 0%
4,000	National Rural Utilities Cooperative Finance Corp. 5.5000%, 7/1/13**	4,152
Food – Confectionery – 0.1%
40,000	WM Wrigley Jr. Co. 3.7000%, 6/30/14 (144A)**	41,255
Food – Miscellaneous/Diversified – 0.3%
65,000	ARAMARK Corp. 8.5000%, 2/1/15**	66,544
12,000	General Mills, Inc. 1.5500%, 5/16/14**	12,185
4,000	Kellogg Co. 5.1250%, 12/3/12**	4,032
10,000	Kraft Foods Group, Inc. 1.6250%, 6/4/15 (144A)**	10,152
33,000	Kraft Foods, Inc. 2.6250%, 5/8/13**	33,384
		126,297
Industrial Gases – 0.1%
25,600	Praxair, Inc. 4.6250%, 3/30/15**	28,159
Machinery – Construction and Mining – 0%
8,000	Caterpillar, Inc. 0.9500%, 6/26/15**	8,078
10,000	Caterpillar, Inc. 1.5000%, 6/26/17**	10,211
		18,289
Medical – Biomedical and Genetic – 0.1%
12,000	Celgene Corp. 1.9000%, 8/15/17**	12,172
35,000	Gilead Sciences, Inc. 2.4000%, 12/1/14**	36,190
		48,362
Medical – Drugs – 0.1%
21,000	GlaxoSmithKline Capital PLC 0.7500%, 5/8/15**	21,125
16,000	Johnson & Johnson 1.2000%, 5/15/14**	16,235
		37,360
Medical – Generic Drugs – 0%
17,000	Watson Pharmaceuticals, Inc. 1.8750%, 10/1/17**	17,189
Medical – HMO – 0%
5,000	WellPoint, Inc. 1.2500%, 9/10/15**	5,035
5,000	WellPoint, Inc. 1.8750%, 1/15/18**	5,038
		10,073
Multimedia – 0.1%
35,000	NBCUniversal Media LLC 2.1000%, 4/1/14**	35,732
Multi–Line Insurance – 0.4%
20,000	American International Group, Inc. 3.6500%, 1/15/14**	20,591
45,000	American International Group, Inc. 4.2500%, 9/15/14**	47,521
23,000	American International Group, Inc. 2.3750%, 8/24/15**	23,245
50,000	MetLife, Inc. 5.3750%, 12/15/12**	50,505
		141,862
Office Automation and Equipment – 0.1%
19,000	Xerox Corp. 5.6500%, 5/15/13**	19,584
Oil Companies – Exploration and Production – 0.2%
10,000	Apache Corp. 1.7500%, 4/15/17**	10,326
22,000	Canadian Natural Resources, Ltd. 1.4500%, 11/14/14**	22,351
18,000	Petrohawk Energy Corp. 10.5000%, 8/1/14**	19,575
28,000	Petrohawk Energy Corp. 7.8750%, 6/1/15**	29,168
		81,420
Oil Companies – Integrated – 0.1%
14,000	BP Capital Markets PLC 2.2480%, 11/1/16**	14,655
5,000	ConocoPhillips Australia Funding Co. 5.5000%, 4/15/13**	5,135
12,000	Phillips 66 1.9500%, 3/5/15 (144A)**	12,278
		32,068
Oil – Field Services – 0.1%
21,000	Schlumberger Investment SA 1.9500%, 9/14/16 (144A)**	21,694
Pharmacy Services – 0.3%
62,000	Express Scripts Holding, Co. 2.7500%, 11/21/14 (144A)**	64,378
26,000	Express Scripts Holding, Co. 2.1000%, 2/12/15 (144A)**	26,672
20,000	Express Scripts Holding, Co. 3.1250%, 5/15/16**	21,328
		112,378
Pipelines – 0.2%
22,000	Energy Transfer Partners L.P. 6.0000%, 7/1/13**	22,777
11,000	Enterprise Products Operating LLC 1.2500%, 8/13/15**	11,109
2,000	Kinder Morgan Finance Co. LLC 6.0000%, 1/15/18 (144A)	2,168
2,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	2,159
2,000	Kinder Morgan Kansas, Inc. 5.1500%, 3/1/15	2,125
19,000	Plains All American Pipeline L.P./PAA Finance Corp. 3.9500%, 9/15/15**	20,644
9,000	TransCanada PipeLines, Ltd. 0.8750%, 3/2/15**	9,083
		70,065
Property Trust – 0.1%
30,000	WEA Finance LLC/WCI Finance LLC 5.4000%, 10/1/12 (144A)**	30,000
12,000	WT Finance Aust Pty, Ltd./Westfield Capital/WEA Finance LLC 5.1250%, 11/15/14 (144A)**	12,958
		42,958
REIT – Health Care – 0.2%
40,000	HCP, Inc. 5.6500%, 12/15/13**	42,217
40,000	HCP, Inc. - Series G 5.6250%, 2/28/13 (MTN)**	40,768
		82,985
REIT – Office Property – 0.1%
18,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16**	19,615
REIT – Regional Malls – 0.2%
40,000	Rouse Co. L.P./TRC Co-Issuer, Inc. 6.7500%, 5/1/13 (144A)**	40,800
35,000	Rouse Co. LLC 6.7500%, 11/9/15**	36,925
		77,725
REIT – Warehouse/Industrial – 0%
6,000	ProLogis L.P. 7.6250%, 8/15/14**	6,584
Retail – Drug Store – 0%
2,000	Walgreen Co. 4.8750%, 8/1/13**	2,071
Retail – Regional Department Stores – 0.1%
40,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13**	40,537
9,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14**	9,755
		50,292
Retail – Restaurants – 0.1%
20,000	Brinker International, Inc. 5.7500%, 6/1/14**	21,358
Steel – Producers – 0.1%
16,000	ArcelorMittal 4.0000%, 2/25/15**	15,989
10,000	ArcelorMittal 4.0000%, 8/5/15**	9,937
		25,926
Telecommunication Services – 0.1%
40,000	Qwest Corp. 7.5000%, 10/1/14**	44,623
Transportation – Services – 0.1%
36,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)**	36,529
Trucking & Leasing – 0.1%
14,000	Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.5000%, 7/11/14 (144A)	14,112
18,000	Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.5000%, 3/15/16 (144A)	17,995
		32,107

Total Corporate Bonds (cost $3,129,726)		3,168,018

Exchange-Traded Funds – 0.5%
34,400	BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund (ETF)*,**	116,012
4,810	iShares MSCI Taiwan Index Fund (ETF)**	64,261

Total Exchange-Traded Funds (cost $209,071)		180,273

Preferred Stock – 0.1%
REIT – Regional Malls – 0.1%
750	CBL & Associates Properties, Inc. - Series D, 7.3750% (cost $18,272)**	18,990

U.S. Treasury Notes/Bonds – 59.2%
	U.S. Treasury Notes/Bonds:
$3,000,000	0.0000%, 10/11/12**	2,999,958
11,000	0.6250%, 2/28/13**	11,022
78,000	1.7500%, 4/15/13**	78,664
15,000	1.1250%, 6/15/13**	15,100
24,000	0.1250%, 9/30/13**	23,984
10,000	0.2500%, 1/31/14**	10,005
65,000	1.2500%, 2/15/14**	65,914
25,000	0.2500%, 2/28/14**	25,012
20,000	1.2500%, 3/15/14**	20,297
20,000	0.2500%, 3/31/14**	20,006
15,000	0.2500%, 4/30/14**	15,004
2,000	0.5000%, 8/15/14**	2,010
19,000	0.2500%, 8/31/14**	19,004
10,000	0.2500%, 1/15/15**	9,997
10,000	0.3750%, 3/15/15**	10,024
19,000	0.3750%, 4/15/15**	19,041
41,000	1.0000%, 8/31/16**	41,871
82,000	1.0000%, 3/31/17**	83,640
15,710,700	1.1250%, 1/15/21,**çç	18,598,766

Total U.S. Treasury Notes/Bonds (cost $19,640,406)		22,069,319

Money Market – 4.1%
1,540,435	Janus Cash Liquidity Fund LLC**, 0% (cost $1,540,435)	1,540,435

Total Investments (cost $34,294,317) – 100%		$37,254,175

Summary of Investments by Country - (Long Positions)

September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$565,046	1.5%
Bermuda	30,354	0.1%
Brazil	1,214,077	3.3%
Canada	512,713	1.4%
Cayman Islands	32,925	0.1%
China	550,271	1.5%
France	100,623	0.3%
Guernsey	3,677	0.0%
Hong Kong	873,969	2.3%
India	426,470	1.1%
Indonesia	80,017	0.2%
Israel	55,856	0.1%
Japan	319,473	0.9%
Jersey	117,751	0.3%
Luxembourg	92,488	0.2%
Malaysia	47,305	0.1%
Mexico	182,214	0.5%
Mongolia	29,447	0.1%
Netherlands	103,589	0.3%
Nigeria	35,735	0.1%
Philippines	81,825	0.2%
Russia	388,778	1.0%
Singapore	589,085	1.6%
South Africa	26,466	0.1%
South Korea	560,029	1.5%
Spain	158,906	0.4%
Sri Lanka	58,238	0.2%
Sweden	109,324	0.3%
Switzerland	29,752	0.1%
Taiwan	515,772	1.4%
United Arab Emirates	110,443	0.3%
United Kingdom	463,720	1.2%
United States††	28,787,837	77.3%
Total	$37,254,175	100.0%

†† Includes Cash Equivalents (73.1% excluding Cash Equivalents).

Forward Currency Contracts, Open September 30, 2012 (unaudited)

Counterparty/Currency Sold/(Purchased) and Settlement Date	Unrealized Appreciation/ (Depreciation)	Currency Units Sold/ (Purchased)	Currency Value U.S. $

Credit Suisse Securities (USA) LLC:
Australian Dollar 10/4/12	(6,000)	$6,223	$14
Australian Dollar 10/4/12	(14,000)	14,521	25
Australian Dollar 10/4/12	(18,000)	18,670	153
Australian Dollar 10/4/12	157,000	162,842	485
Australian Dollar 10/4/12	(36,000)	37,339	90
Australian Dollar 10/4/12	(9,500)	9,853	(203)
Australian Dollar 10/4/12	(4,000)	4,149	(9)
Australian Dollar 10/4/12	(7,500)	7,779	(33)
Australian Dollar 10/4/12	(147,000)	152,470	(704)
Australian Dollar 10/4/12	50,000	51,860	(190)
Australian Dollar 10/4/12	10,000	10,372	62
Australian Dollar 10/4/12	7,000	7,260	38
Australian Dollar 10/4/12	18,000	18,670	7
Australian Dollar 11/15/12	147,000	151,906	680
Japanese Yen 10/4/12	(2,900,000)	37,161	157
Japanese Yen 10/4/12	8,325,000	106,678	(1,892)
Japanese Yen 10/4/12	600,000	7,689	(133)
Japanese Yen 10/4/12	1,500,000	19,221	(169)
Japanese Yen 10/4/12	(7,525,000)	96,427	(395)
Japanese Yen 11/15/12	7,525,000	96,460	290

Total		$1,017,550	$(1,727)

Financial Futures - Long
5	Contracts	Light Sweet Crude Oil Futures expires November 2012, principal amount $477,418, value $462,800, cumulative depreciation	$(14,618)
14	Contracts	Platinum Futures expires January 2013, principal amount $1,141,620, value $1,168,510, cumulative appreciation	26,890
50	Contracts	U.S. Treasury Note 10 year Futures expires December 2012, principal amount $6,610,120, value $6,674,219, cumulative appreciation	64,099
65	Contracts	U.S. Treasury Note 5 year Futures expires December 2012, principal amount $8,068,281, value $8,101,133, cumulative appreciation	32,852

Total Financial Futures - Long			$109,223

Financial Futures - Short
3	Contracts	Cotton No. 2 Futures expires December 2012, principal amount $109,113, value $105,975, cumulative appreciation	$3,138
27	Contracts	Euro Futures expires December 2012, principal amount $4,295,993, value $4,340,925, cumulative depreciation	(44,932)
7	Contracts	Gold 100 oz Futures expires December 2012, principal amount $1,133,725, value $1,241,730, cumulative depreciation	(108,005)
5	Contracts	Great British Pound Futures expires December 2012, principal amount $506,076, value $504,250, cumulative appreciation	1,826
7	Contracts	Japanese Yen Futures expires December 2012, principal amount $1,118,476, value $1,122,800, cumulative depreciation	(4,324)
69	Contracts	S&P 500 E-Mini Index Futures expires December 2012, principal amount $5,016,431, value $4,947,990, cumulative appreciation	68,441
10	Contracts	U.S. Treasury Bond Ultra Long Futures expires December 2012, principal amount $1,664,664, value $1,652,188, cumulative appreciation	12,476

Total Financial Futures - Short			$(71,380)

Interest Rate Swaps outstanding at September 30, 2012

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Depreciation
UBS A.G.	$ 13,000,000	3.10	3-Month LIBOR	6/17/21	$ (1,732,596)

Total Return Swaps outstanding at September 30, 2012

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse	$ 28,801	1-Month LIBOR plus 75 basis points	Samba Financial Group	12/18/13	$ (1,287)
Morgan Stanley & Co. International PLC	116,727	FED Funds Effective plus 185 basis points	Baoshan Iron & Steel Co., Ltd.	9/28/12	(16,704)
Morgan Stanley & Co. International PLC	161,901	FED Funds Effective plus 185 basis points	China Construction Bank Corp.	9/28/12	(29,706)
Morgan Stanley & Co. International PLC	24,020	FED Funds Effective plus 185 basis points	Ping An Insurance (Group) Company of China	5/13/13	(992)
Morgan Stanley & Co. International PLC	15,346	FED Funds Effective plus 185 basis points	Ping An Insurance (Group) Company of China	12/20/12	1,270
Morgan Stanley & Co. International PLC	3,337	FED Funds Effective plus 185 basis points	Ping An Insurance (Group) Company of China	5/13/13	(176)
UBS A.G.	2,925,169	Dow Jones-UBS Commodity Index plus 40 basis points	Dow Jones-UBS Commodity Index	10/24/12	25,169
Total					$ (22,426)

Zero Coupon Swap outstanding at September 30, 2012

Counterparty	Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received)	Unrealized Depreciation
UBS A.G.	$20,000,000	Consumer Price Index	Receive	5/18/15	—	$(294,839)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

EDR	European Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
‡	Rate is subject to change. Rate shown reflects current rate.
B	Security is illiquid.
çç	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

Schedule of Fair Valued Securities (as of September 30, 2012)

	Value	Value as a % of Market Value
Janus Real Return Allocation Fund
Sino-Forest Corp.	$—	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Investment Securities
Janus Real Return Allocation Fund	$857,899	2.3%

Valuation Inputs Summary (as of September 30, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Investments in Securities:

Asset-Backed Securities	$—	$44,565	$—

Common Stock
Cellular Telecommunication	—	107,357	—
Commercial Banks	259,366	548,813	—
E – Commerce/Services	—	63,638	—
Food – Retail	—	54,773	—
Forestry	—	—	0
Hotels and Motels	204,299	81,851	—
Insurance Brokers	—	44,979	—
Medical – Generic Drugs	—	78,398	—
Metal – Iron	141,657	109,816	—
Oil Companies – Exploration and Production	223,139	110,612	—
Oil Companies – Integrated	—	241,122	—
Rubber/Plastic Products	15,075	18,761	—
Semiconductor Components/Integrated Circuits	—	222,192	—
Telecommunication Services	35,340	162,139	—
All Other	7,509,248	—	—

Corporate Bonds	—	3,168,018	—

Exchange-Traded Funds	180,273	—	—

Preferred Stock	18,990	—	—

U.S. Treasury Notes/Bonds	—	22,069,319	—

Money Market	—	1,540,435	—

Total Investments in Securities	$8,587,387	$28,666,788	$—

Other Financial Instruments(a):	$37,843	$(2,051,588)	$—

(a)	Other financial instruments include futures, forward currency, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Fund	Aggregate Value
Janus Real Return Allocation Fund	$37,363,486

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 4.1%
$16,507,000	AmeriCredit Automobile Receivables Trust 1.9300%, 8/8/18	$16,523,226
29,206,752	Arkle Master Issuer PLC 1.9710%, 11/15/15 (144A)	29,173,252
8,835,000	Gracechurch Card Funding PLC 0.9208%, 6/15/17 (144A) ‡	8,897,516
30,586,000	Permanent Master Issuer PLC 2.0167%, 7/15/42 (144A) ‡	31,295,595
13,931,000	SMART Trust 1.5400%, 3/14/15 (144A)	14,015,543
18,233,000	SMART Trust 2.5200%, 11/14/16 (144A)	18,664,074
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $117,575,582)		118,569,206
Bank Loans — 1.0%
Advertising Services — 0.4%
11,364,720	Visant Corp. 5.2500%, 12/22/16‡	10,924,338
Broadcast Services and Programming — 0.1%
3,712,350	Sinclair Television Group, Inc. 4.0000%, 10/28/16‡	3,717,919
Medical - Hospitals — 0.5%
12,956,936	HCA, Inc. 1.4815%, 11/16/12‡	12,946,829
Total Bank Loans (cost $28,060,107)		27,589,086
Corporate Bonds — 68.5%
Advertising Services — 0.1%
1,580,000	WPP Finance UK 5.8750%, 6/15/14	1,693,066
Aerospace and Defense – Equipment — 1.1%
9,738,000	Exelis, Inc. 4.2500%, 10/1/16	10,169,851
5,974,000	United Technologies Corp. 1.2000%, 6/1/15	6,081,526
15,675,000	United Technologies Corp. 1.8000%, 6/1/17	16,257,718
		32,509,095
Agricultural Chemicals — 0.2%
4,128,000	CF Industries, Inc. 6.8750%, 5/1/18	5,020,680
Airlines — 0.3%
9,026,000	Southwest Airlines Co. 5.2500%, 10/1/14	9,690,467
Automotive - Cars and Light Trucks — 0.7%
20,185,000	Nissan Motor Acceptance Corp. 1.9500%, 9/12/17 (144A)	20,363,758
Beverages - Non-Alcoholic — 1.0%
29,406,000	PepsiCo, Inc. 0.7000%, 8/13/15	29,507,627
Brewery — 1.1%
8,523,000	Anheuser-Busch InBev Worldwide, Inc. 3.0000%, 10/15/12	8,530,287
22,265,000	Anheuser-Busch InBev Worldwide, Inc. 1.3750%, 7/15/17	22,536,945
		31,067,232
Building Products - Cement and Aggregate — 0.2%
5,114,000	CRH America, Inc. 5.3000%, 10/15/13	5,321,593
Cable/Satellite Television — 0.1%
1,278,000	COX Communications, Inc. 7.1250%, 10/1/12	1,278,000
1,023,000	Time Warner Cable, Inc. 6.2000%, 7/1/13	1,066,265
		2,344,265
Casino Hotels — 1.2%
16,532,000	MGM Resorts International 10.3750%, 5/15/14	18,598,500
5,929,000	MGM Resorts International 11.1250%, 11/15/17	6,558,956
9,059,000	MGM Resorts International 9.0000%, 3/15/20	10,112,109
		35,269,565
Cellular Telecommunications — 0.1%
1,577,000	Cellco Partnership / Verizon Wireless Capital LLC 7.3750%, 11/15/13	1,694,605
1,619,000	Cellco Partnership / Verizon Wireless Capital LLC 5.5500%, 2/1/14	1,722,132
		3,416,737
Chemicals - Diversified — 0.3%
2,617,000	Dow Chemical Co. 7.6000%, 5/15/14	2,891,468
6,676,000	Rohm & Hass Co. 5.6000%, 3/15/13	6,820,843
		9,712,311
Chemicals - Specialty — 0.7%
14,023,000	Ecolab, Inc. 2.3750%, 12/8/14	14,542,748
5,704,000	Ecolab, Inc. 1.0000%, 8/9/15	5,729,959
		20,272,707
Coatings and Paint Products — 0.5%
13,683,000	RPM International, Inc. 6.2500%, 12/15/13	14,371,665
Commercial Banks — 6.5%
13,381,000	American Express Bank FSB 5.5500%, 10/17/12	13,408,257
3,902,000	Associated Banc-Corp 1.8750%, 3/12/14	3,903,830
8,012,000	Banco Santander Chile 2.8750%, 11/13/12 (144A)	8,018,762
17,046,000	Canadian Imperial Bank of Commerce 1.4500%, 9/13/13	17,211,960
48,154,000	CIT Group, Inc. 5.0000%, 5/15/17	51,404,395
13,905,000	HSBC Bank PLC 1.6250%, 8/12/13 (144A)	13,993,213
7,395,000	National Bank of Canada 1.6500%, 1/30/14 (144A)	7,519,976
17,046,000	Nordea Bank A.B. 1.7500%, 10/4/13 (144A)	17,226,517
14,827,000	Regions Financial Corp. 7.7500%, 11/10/14	16,495,037
16,100,000	Royal Bank of Canada 1.2000%, 9/19/17	16,201,430
18,100,000	Santander US Debt SAU 2.4850%, 1/18/13 (144A)	18,009,862
3,887,000	Westpac Securities NZ, Ltd. 2.6250%, 1/28/13 (144A)	3,916,841
1,499,000	Zions Bancorp 4.0000%, 6/20/16	1,539,986
		188,850,066
Commercial Services - Finance — 0.8%
22,363,000	Experian Finance PLC 2.3750%, 6/15/17(144A)	22,674,785
Computers - Memory Devices — 0.3%
8,874,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	9,739,215
Data Processing and Management — 0.7%
18,304,000	Fiserv, Inc. 3.1250%, 10/1/15	19,085,270
Diversified Banking Institutions — 8.9%
8,908,000	Bank of America Corp. 4.5000%, 4/1/15	9,542,214
15,550,000	Bank of America Corp. 3.6250%, 3/17/16	16,399,123
11,064,000	Citigroup, Inc. 1.2845%, 2/15/13‡	11,085,630
27,235,000	Citigroup, Inc. 5.0000%, 9/15/14	28,725,299
7,156,000	Citigroup, Inc. 4.8750%, 5/7/15	7,610,284
26,541,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	27,997,836
17,658,000	JPMorgan Chase & Co. 4.8750%, 3/15/14	18,577,452
37,513,000	JPMorgan Chase & Co. 5.1500%, 10/1/15	41,498,381
16,833,000	Morgan Stanley 5.3000%, 3/1/13	17,129,328
10,654,000	Morgan Stanley 2.9370%, 5/14/13‡	10,758,985
5,966,000	Morgan Stanley 6.7500%, 10/15/13	6,240,018
6,841,000	Morgan Stanley 4.2000%, 11/20/14	7,111,042
30,835,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	31,206,007
25,927,000	UBS A.G. 2.2500%, 8/12/13	26,263,455
		260,145,054
Diversified Financial Services — 1.8%
10,999,000	General Electric Capital Corp. 1.8750%, 9/16/13	11,154,867
3,311,000	General Electric Capital Corp. 5.9000%, 5/13/14	3,581,297
10,495,000	General Electric Capital Corp. 2.1500%, 1/9/15	10,801,066
13,622,000	General Electric Capital Corp. 2.3750%, 6/30/15	14,124,188
12,188,000	General Electric Capital Corp. 2.9500%, 5/9/16	12,887,664
		52,549,082
Diversified Operations — 1.2%
929,000	Eaton Corp. 4.9000%, 5/15/13	953,605
23,838,000	LVMH Moet Hennessy Louis Vuitton S.A. 1.6250%, 6/29/17 (144A)	24,040,623
10,783,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	10,783,000
		35,777,228
Electric - Distribution — 0.2%
5,156,000	SP PowerAssets, Ltd. 5.0000%, 10/22/13 (144A)	5,338,791
Electric - Generation — 0.1%
2,212,000	AES Corp. 7.7500%, 10/15/15	2,499,560
Electric - Integrated — 2.1%
8,638,000	Calpine Construction Finance Co. L.P. / CCFC Finance Corp. 8.0000%, 6/1/16 (144A)	9,285,850
5,744,000	CMS Energy Corp. 2.7500%, 5/15/14	5,826,817
1,406,000	Duke Energy Corp. 6.3000%, 2/1/14	1,509,081
852,000	Georgia Power Co. 6.0000%, 11/1/13	901,443
1,278,000	Monongahela Power Co., Inc 7.9500%, 12/15/13 (144A)	1,378,989
4,262,000	Nisource Finance Corp. 5.4000%, 7/15/14	4,568,962
14,812,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	15,588,949
15,983,000	Southern Co. 1.9500%, 9/1/16	16,494,168
4,262,000	Union Electric Co. 4.6500%, 10/1/13	4,398,742
		59,953,001
Electronic Components – Semiconductors — 1.4%
3,621,000	Altera Corp. 1.7500%, 5/15/17	3,716,417
26,152,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	26,515,513
9,336,000	STATS ChipPAC, Ltd. 7.5000%, 8/12/15 (144A)	9,756,120
		39,988,050
Electronic Measuring Instruments — 0.4%
11,210,000	FLIR Systems, Inc. 3.7500%, 9/1/16	11,563,059
Electronics - Military — 0.3%
7,868,000	L-3 Communications Corp. 6.3750%, 10/15/15	7,958,482
Engineering - Research and Development Services — 0.5%
14,737,000	URS Corp. 3.8500%, 4/1/17 (144A)	14,838,671
Fiduciary Banks — 0.1%
1,705,000	Northern Trust Corp. 5.5000%, 8/15/13	1,780,895
Finance - Auto Loans — 2.8%
6,966,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	7,692,944
9,375,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	9,797,766
27,577,000	Ford Motor Credit Co. LLC 2.7500%, 5/15/15	28,124,045
12,080,000	Ford Motor Credit Co. LLC 5.6250%, 9/15/15	13,204,261
6,695,000	PACCAR Financial Corp. 1.9500%, 12/17/12	6,717,683
15,194,000	PACCAR Financial Corp. 0.7500%, 8/14/15	15,233,580
		80,770,279
Finance - Credit Card — 0.2%
5,805,000	American Express Credit Corp. 1.7500%, 6/12/15	5,937,772
Finance - Investment Bankers/Brokers — 1.5%
5,796,000	Merrill Lynch & Co., Inc. 5.4500%, 2/5/13	5,884,563
8,523,000	Merrill Lynch & Co., Inc. 6.1500%, 4/25/13	8,775,170
20,084,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	21,294,482
8,042,000	TD Ameritrade Holding Corp. 2.9500%, 12/1/12	8,075,093
		44,029,308
Finance - Other Services — 0.1%
2,450,000	National Rural Utilities Cooperative Finance Corp. 5.5000%, 7/1/13	2,543,127
Food - Confectionary — 0.7%
11,080,000	WM Wrigley Jr. Co. 3.0500%, 6/28/13 (144A)	11,242,776
8,523,000	WM Wrigley Jr. Co. 3.7000%, 6/30/14 (144A)	8,790,350
		20,033,126
Food - Meat Products — 0.2%
4,963,000	JBS USA LLC / JBS USA Finance, Inc. 11.6250%, 5/1/14	5,570,967
Food - Miscellaneous/Diversified — 4.0%
9,650,000	ARAMARK Corp. 8.5000%, 2/1/15	9,879,284
8,875,000	Dole Food Co., Inc. 8.7500%, 7/15/13	9,352,031
7,896,000	Dole Food Co., Inc. 13.8750%, 3/15/14	8,883,000
8,377,000	General Mills, Inc. 1.5500%, 5/16/14	8,506,408
2,803,000	Kellogg Co. 5.1250%, 12/3/12	2,825,315
7,173,000	Kraft Foods Group, Inc. 1.6250%, 6/4/15 (144A)	7,281,635
37,133,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17 (144A)	38,228,572
29,533,000	Kraft Foods, Inc. 2.6250%, 5/8/13	29,876,439
460,000	Kraft Foods, Inc. 6.7500%, 2/19/14	498,421
		115,331,105
Food - Retail — 0%
320,000	Delhaize Group S.A. 5.8750%, 2/1/14	336,201
Hotels and Motels — 0.1%
3,759,000	Starwood Hotels & Resorts Worldwide, Inc. 7.8750%, 10/15/14	4,252,534
Industrial Gases — 1.2%
15,342,000	Praxair, Inc. 2.1250%, 6/14/13	15,512,450
17,672,000	Praxair, Inc. 4.6250%, 3/30/15	19,438,687
		34,951,137
Investment Management and Advisory Services — 0.3%
8,821,000	Franklin Resources, Inc. 2.0000%, 5/20/13	8,829,389
Linen Supply & Related Items — 0.2%
4,924,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,148,766
Machinery - Construction and Mining — 0.2%
6,004,000	Caterpillar, Inc. 0.9500%, 6/26/15	6,062,779
Machinery - Farm — 0.1%
2,541,000	Case New Holland, Inc. 7.8750%, 12/1/17	2,979,322
Machinery - General Industrial — 0.2%
5,512,000	Wabtec Corp. 6.8750%, 7/31/13	5,677,360
Medical - Biomedical and Genetic — 0.3%
9,646,000	Celgene Corp. 1.9000%, 8/15/17	9,784,507
Medical - Drugs — 0.5%
15,913,000	GlaxoSmithKline Capital PLC 0.7500%, 5/8/15	16,008,112
Medical - Generic Drugs — 0.5%
13,246,000	Watson Pharmaceuticals, Inc. 1.8750%, 10/1/17	13,397,137
Medical - HMO — 0.3%
4,171,000	WellPoint, Inc. 1.2500%, 9/10/15	4,200,122
4,228,000	WellPoint, Inc. 1.8750%, 1/15/18	4,260,319
		8,460,441
Multi-Line Insurance — 2.1%
8,336,000	American International Group, Inc. 3.6500%, 1/15/14	8,582,229
32,998,000	American International Group, Inc. 4.2500%, 9/15/14	34,846,482
17,249,000	American International Group, Inc. 2.3750%, 8/24/15	17,433,012
		60,861,723
Multimedia — 1.1%
17,046,000	NBCUniversal Media LLC 2.1000%, 4/1/14	17,402,721
13,859,000	Time Warner, Inc. 3.1500%, 7/15/15	14,790,034
		32,192,755
Office Automation and Equipment — 0%
949,000	Xerox Corp. 8.2500%, 5/15/14	1,052,693
Oil - Field Services — 0.8%
8,019,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	8,671,033
14,952,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	15,446,268
		24,117,301
Oil Companies - Exploration and Production — 2.4%
15,024,000	Canadian Natural Resources, Ltd. 1.4500%, 11/14/14	15,263,182
6,912,000	Continental Resources, Inc. 8.2500%, 10/1/19	7,776,000
12,478,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	13,569,825
19,513,000	Petrohawk Energy Corp. 7.8750%, 6/1/15	20,327,121
731,000	Range Resources Corp. 7.2500%, 5/1/18	773,033
11,592,000	Whiting Petroleum Corp. 7.0000%, 2/1/14	12,345,480
		70,054,641
Oil Companies - Integrated — 0.6%
10,044,000	BP Capital Markets PLC 2.2480%, 11/1/16	10,514,009
8,190,000	Phillips 66 1.9500%, 3/5/15 (144A)	8,380,073
		18,894,082
Oil Refining and Marketing — 0.1%
4,091,000	Sunoco, Inc. 4.8750%, 10/15/14	4,305,777
Pharmacy Services — 2.0%
28,951,000	Express Scripts Holding Co. 2.7500%, 11/21/14 (144A)	30,061,271
17,816,000	Express Scripts Holding Co. 2.1000%, 2/12/15 (144A)	18,276,597
8,192,000	Express Scripts Holding Co. 3.1250%, 5/15/16	8,735,826
		57,073,694
Pipelines — 1.6%
1,710,000	El Paso LLC 7.3750%, 12/15/12	1,728,757
8,561,000	Enterprise Products Operating LLC 1.2500%, 8/13/15	8,645,908
2,753,000	Kinder Morgan Energy Partners L.P. 5.0000%, 12/15/13	2,889,419
1,094,000	Kinder Morgan Finance Co. LLC 6.0000%, 1/15/18 (144A)	1,185,710
4,700,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	5,073,580
1,676,000	Kinder Morgan, Inc. 5.1500%, 3/1/15	1,780,960
17,860,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	19,405,140
5,992,000	TransCanada PipeLines, Ltd. 0.8750%, 3/2/15	6,047,288
		46,756,762
Property and Casualty Insurance — 0.1%
1,530,000	Chubb Corp. 5.2000%, 4/1/13	1,567,161
Property Trust — 0.7%
10,228,000	WCI Finance LLC / WEA Finance LLC 5.4000%, 10/1/12	10,228,000
8,371,000	WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance LLC 5.1250%, 11/15/14 (144A)	9,039,073
		19,267,073
Publishing - Books — 0.4%
10,902,000	Scholastic Corp. 5.0000%, 4/15/13	10,983,765
Publishing - Newspapers — 0.4%
12,057,000	Gannett Co., Inc. 6.3750%, 9/1/15	13,172,272
Publishing - Periodicals — 0.5%
2,752,000	Nielsen Finance LLC / Nielsen Finance Co. 11.5000%, 5/1/16	3,075,360
10,179,000	Nielsen Finance LLC / Nielsen Finance Co. 7.7500%, 10/15/18	11,476,822
		14,552,182
Real Estate Management/Services — 0.3%
8,523,000	CBRE Services, Inc. 11.6250%, 6/15/17	9,545,760
Reinsurance — 0.1%
2,813,000	Berkshire Hathaway Finance Corp. 4.6000%, 5/15/13	2,887,452
1,001,000	Berkshire Hathaway Finance Corp. 5.0000%, 8/15/13	1,041,444
		3,928,896
REIT - Health Care — 1.4%
12,205,000	HCP, Inc. 5.6250%, 2/28/13	12,439,299
13,526,000	HCP, Inc. 5.6500%, 12/15/13	14,275,827
4,106,000	HCP, Inc. 2.7000%, 2/1/14	4,192,206
4,884,000	Healthcare Realty Trust, Inc. 5.1250%, 4/1/14	5,137,973
5,733,000	Ventas Realty L.P. / Ventas Capital Corp. 3.1250%, 11/30/15	5,974,101
		42,019,406
REIT - Office Property — 0.5%
13,816,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	15,055,765
REIT - Regional Malls — 2.2%
31,468,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	32,097,360
27,571,000	Rouse Co. LLC 6.7500%, 11/9/15	29,087,405
3,388,000	Simon Property Group L.P. 4.9000%, 1/30/14	3,561,903
		64,746,668
REIT - Shopping Centers — 0.2%
4,262,000	Equity One, Inc. 6.2500%, 12/15/14	4,671,101
REIT - Warehouse and Industrial — 0.2%
4,494,000	ProLogis L.P. 7.6250%, 8/15/14	4,931,221
Retail - Drug Store — 0.1%
1,449,000	Walgreen Co. 4.8750%, 8/1/13	1,500,105
Retail - Regional Department Stores — 0.1%
3,882,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	3,934,093
Retail - Restaurants — 0.5%
10,508,000	Brinker International, Inc. 5.7500%, 6/1/14	11,221,567
4,286,000	Darden Restaurants, Inc. 5.6250%, 10/15/12	4,292,643
		15,514,210
Semiconductor Components/Integrated Circuits — 0.5%
15,269,000	Maxim Integrated Products, Inc. 3.4500%, 6/14/13	15,567,341
Steel - Producers — 0.6%
10,594,000	ArcelorMittal 4.0000%, 2/25/15	10,586,944
6,842,000	ArcelorMittal 4.0000%, 8/5/15	6,798,759
		17,385,703
Super-Regional Banks — 0.1%
3,154,000	PNC Funding Corp. 5.2500%, 11/15/15	3,525,257
Telephone - Integrated — 0.8%
21,865,000	British Telecommunications PLC 2.0000%, 6/22/15	22,480,959
Transportation - Railroad — 0.2%
3,631,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	4,048,565
2,386,000	Union Pacific Corp. 5.4500%, 1/31/13	2,425,238
		6,473,803
Transportation - Services — 0.8%
19,851,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	20,142,591
852,000	FedEx Corp. 7.3750%, 1/15/14	924,057
2,142,000	United Parcel Service, Inc. 3.8750%, 4/1/14	2,256,428
		23,323,076
Trucking and Leasing — 0.8%
10,829,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 7/11/14 (144A)	10,915,112
13,913,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	13,909,369
		24,824,481
Total Corporate Bonds (cost $1,960,798,688)		1,997,685,072
U.S. Treasury Notes/Bonds — 25.7%
U.S. Treasury Note/Bond:
22,940,000	1.3750%, 1/15/13	23,022,446
92,090,000	0.6250%, 2/28/13	92,273,443
51,813,000	1.7500%, 4/15/13	52,254,240
23,059,000	0.6250%, 4/30/13	23,121,144
4,400,000	1.1250%, 6/15/13	4,429,220
20,824,000	0.1250%, 9/30/13	20,810,173
10,857,000	0.2500%, 1/31/14	10,862,092
13,669,000	1.2500%, 2/15/14	13,861,214
200,791,000	0.2500%, 2/28/14	200,885,171
14,967,000	1.2500%, 3/15/14	15,189,170
11,860,000	0.2500%, 3/31/14	11,863,700
33,425,000	0.2500%, 4/30/14	33,434,125
9,570,000	0.2500%, 6/30/14	9,571,866
1,765,000	0.5000%, 8/15/14	1,773,481
57,609,000	0.2500%, 8/31/14	57,620,234
8,869,000	0.2500%, 9/15/14	8,869,692
10,857,000	0.2500%, 1/15/15	10,853,613
18,780,000	0.2500%, 2/15/15	18,768,263
27,911,000	0.3750%, 3/15/15	27,978,600
23,856,000	0.3750%, 4/15/15	23,908,197
57,850,000	0.2500%, 8/15/15	57,759,638
7,012,000	1.0000%, 9/30/16	7,161,005
23,494,000	1.0000%, 10/31/16	23,987,750
Total U.S. Treasury Notes/Bonds (cost $747,919,152)		750,258,477
Short-Term Taxable Variable Rate Demand Note — 0%
980,000	California Infrastructure & Economic Development Bank 0.4150%, 4/1/24 ‡ (cost $980,000)	980,000
Money Market — 0.7%
21,395,311	Janus Cash Liquidity Fund LLC, 0% (cost $21,395,311)	21,395,311
Total Investments (total cost $2,876,728,840) – 100%		$2,916,477,152

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$52,822,208	1.8%
Belgium	336,201	0.0%
Canada	67,317,416	2.3%
Cayman Islands	9,739,215	0.3%
Chile	8,018,762	0.3%
France	24,040,623	0.8%
Luxembourg	43,614,971	1.5%
Mexico	4,048,565	0.2%
Multinational	9,039,073	0.3%
New Zealand	3,916,841	0.1%
Singapore	15,094,911	0.5%
South Korea	8,671,033	0.3%
Spain	18,009,862	0.6%
Sweden	17,226,517	0.6%
Switzerland	26,263,455	0.9%
United Kingdom	143,056,616	4.9%
United States††	2,465,260,883	84.6%
Total	$2,916,477,152	100.0%

††	Includes Cash Equivalents (83.2% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Short-Term Bond Fund	$563,920,205	19.3%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:

Asset-Backed/Commercial Mortgage-Backed Securities	$-	$118,569,206	$-
Bank Loans	-	27,589,086	-
Corporate Bonds	-	1,997,685,072	-
U.S. Treasury Notes/Bonds	-	750,258,477	-
Short-Term Taxable Variable Rate Demand Note	-	980,000	-

Money Market	-	21,395,311	-

Total Investments in Securities	$-	$2,916,477,152	$-

Janus World Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Exchange-Traded Funds — 7.9%
Commodity — 6.5%
3,635	iShares S&P GSCI Commodity Indexed Trust (ETF)	$122,863
1,410	SPDR Gold Trust (ETF)*	242,548
Currency — 1.4%
2,945	WisdomTree Dreyfus Chinese Yuan Fund (ETF)	74,744
Total Exchange-Traded Funds (cost $410,360)		440,155
Mutual Funds(1) — 91.7%
Equity Funds — 64.4%
16,204	INTECH International Fund - Class I Shares	117,965
8,810	INTECH U.S. Growth Fund - Class I Shares	133,559
11,454	INTECH U.S. Value Fund - Class I Shares	123,930
2,068	Janus Contrarian Fund - Class I Shares	28,906
1,247	Janus Forty Fund - Class N Shares	48,294
11,405	Janus Global Life Sciences Fund - Class I Shares	354,575
5,401	Janus Global Real Estate Fund - Class I Shares	53,901
48,531	Janus Global Select Fund - Class I Shares	455,219
18,183	Janus Global Technology Fund - Class I Shares	338,762
37,363	Janus International Equity Fund - Class N Shares	395,306
16,688	Janus Overseas Fund - Class N Shares	543,518
1,239	Janus Research Fund - Class N Shares	39,905
10,179	Janus Triton Fund - Class N Shares	185,457
40,152	Perkins Global Value Fund - Class N Shares	513,146
3,948	Perkins Large Cap Value Fund - Class N Shares	56,456
5,425	Perkins Mid Cap Value Fund - Class N Shares	119,519
4,801	Perkins Small Cap Value Fund - Class N Shares	104,224
		3,612,642
Fixed Income Funds — 27.3%
8,663	Janus Flexible Bond Fund - Class N Shares	95,184
106,307	Janus Global Bond Fund - Class I Shares	1,148,431
11,841	Janus High-Yield Fund - Class N Shares	108,172
57,466	Janus Short-Term Bond Fund - Class N Shares	177,917
		1,529,704
Total Mutual Funds (cost $4,541,626)		5,142,346
Money Market — 0.4%
22,027	Janus Cash Liquidity Fund LLC, 0% (cost $22,027)	22,027
Total Investments (total cost $4,974,013) – 100%		$5,604,528
(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

ETF	Exchange-Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Exchange-Traded Funds	$440,155	$-	$-
Mutual Funds
Equity Funds	-	3,612,642	-
Fixed-Income Funds	-	1,529,704	-

Money Market	-	22,027	-

Total Investments in Securities	$440,155	$5,164,373	$-

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 86.4%
Aerospace and Defense — 1.3%
18,000	General Dynamics Corp.	$1,190,160
14,000	Rockwell Collins, Inc.	750,960
		1,941,120
Aerospace and Defense – Equipment — 0.6%
12,000	United Technologies Corp.	939,480
Agricultural Chemicals — 0.7%
18,000	Mosaic Co.	1,036,980
Applications Software — 1.1%
57,000	Microsoft Corp.	1,697,460
Automotive - Truck Parts and Equipment - Original — 0.6%
32,000	Johnson Controls, Inc.	876,800
Beverages - Non-Alcoholic — 1.8%
25,000	Dr. Pepper Snapple Group, Inc.	1,113,250
23,500	PepsiCo, Inc.	1,663,095
		2,776,345
Brewery — 0.8%
27,000	Molson Coors Brewing Co. - Class B	1,216,350
Cable/Satellite Television — 0.9%
37,000	Comcast Corp. - Class A	1,323,490
Cellular Telecommunications — 2.0%
106,000	Vodafone Group PLC (ADR)	3,020,470
Commercial Services - Finance — 1.0%
80,000	Western Union Co.	1,457,600
Computer Services — 0.7%
7,100	Accenture PLC - Class A (U.S. Shares)	497,213
3,000	International Business Machines Corp.	622,350
		1,119,563
Computers - Memory Devices — 0.6%
26,000	NetApp, Inc.*	854,880
Cosmetics and Toiletries — 1.4%
30,000	Procter & Gamble Co.	2,080,800
Diversified Banking Institutions — 1.5%
5,500	Goldman Sachs Group, Inc.	625,240
40,000	JPMorgan Chase & Co.	1,619,200
		2,244,440
Diversified Minerals — 0.6%
29,000	Teck Resources, Ltd. - Class B	854,050
Diversified Operations — 2.2%
68,000	General Electric Co.	1,544,280
32,000	Tyco International, Ltd. (U.S. Shares)	1,800,320
		3,344,600
Electric - Integrated — 2.5%
18,100	Entergy Corp.	1,254,330
40,000	Exelon Corp.	1,423,200
40,000	PPL Corp.	1,162,000
		3,839,530
Electronic Components – Semiconductors — 1.5%
28,000	Altera Corp.	951,580
57,000	Intel Corp.	1,292,760
		2,244,340
Engineering - Research and Development Services — 1.5%
28,000	Jacobs Engineering Group, Inc.*	1,132,040
39,000	KBR, Inc.	1,162,980
		2,295,020
Enterprise Software/Services — 0.5%
25,500	Oracle Corp.	802,995
Fiduciary Banks — 0.6%
22,000	State Street Corp.	923,120
Finance - Credit Card — 0.8%
30,000	Discover Financial Services	1,191,900
Finance - Other Services — 0.9%
23,200	CME Group, Inc.	1,329,360
Food - Miscellaneous/Diversified — 1.8%
27,000	General Mills, Inc.	1,075,950
47,000	Unilever PLC (ADR)	1,716,440
		2,792,390
Food - Retail — 0.5%
30,000	Kroger Co.	706,200
Gold Mining — 1.0%
32,000	Goldcorp, Inc. (U.S. Shares)	1,467,200
Instruments - Controls — 0.5%
12,500	Honeywell International, Inc.	746,875
Instruments - Scientific — 1.0%
26,000	Thermo Fisher Scientific, Inc.	1,529,580
Internet Security — 0.4%
38,000	Symantec Corp.*	684,000
Investment Management and Advisory Services — 2.6%
30,000	Ameriprise Financial, Inc.	1,700,700
11,500	Franklin Resources, Inc.	1,438,305
30,000	Invesco, Ltd.	749,700
		3,888,705
Machinery - Farm — 0.5%
9,000	Deere & Co.	742,410
Medical - Biomedical and Genetic — 1.7%
10,500	Amgen, Inc.	885,360
14,000	Gilead Sciences, Inc.*	928,620
17,000	Life Technologies Corp.*	830,960
		2,644,940
Medical - Drugs — 8.0%
38,000	Abbott Laboratories	2,605,280
25,000	Johnson & Johnson	1,722,750
61,000	Merck & Co., Inc.	2,751,100
47,000	Novartis A.G. (ADR)	2,879,220
88,000	Pfizer, Inc.	2,186,800
		12,145,150
Medical - Generic Drugs — 1.0%
38,000	Teva Pharmaceutical Industries, Ltd. (ADR)	1,573,580
Medical - HMO — 0.6%
17,000	WellPoint, Inc.	986,170
Medical - Wholesale Drug Distributors — 0.7%
12,000	McKesson Corp.	1,032,360
Medical Instruments — 0.5%
19,000	Medtronic, Inc.	819,280
Medical Labs and Testing Services — 0.8%
12,500	Laboratory Corp. of America Holdings*	1,155,875
Medical Products — 1.2%
14,000	Baxter International, Inc.	843,640
15,000	Zimmer Holdings, Inc.	1,014,300
		1,857,940
Metal - Aluminum — 0.4%
75,000	Alcoa, Inc.	663,750
Metal - Copper — 0.7%
28,000	Freeport-McMoRan Copper & Gold, Inc.	1,108,240
Multi-Line Insurance — 1.6%
30,000	Allstate Corp.	1,188,300
37,000	American International Group, Inc.*	1,213,230
		2,401,530
Multimedia — 1.5%
31,000	Time Warner, Inc.	1,405,230
18,000	Walt Disney Co.	941,040
		2,346,270
Networking Products — 0.8%
61,000	Cisco Systems, Inc.	1,164,490
Non-Hazardous Waste Disposal — 0.5%
26,000	Republic Services, Inc.	715,260
Oil - Field Services — 0.5%
10,000	Schlumberger, Ltd. (U.S. Shares)	723,300
Oil and Gas Drilling — 0.2%
7,000	Ensco PLC - Class A	381,920
Oil Companies - Exploration and Production — 5.3%
15,000	Anadarko Petroleum Corp.	1,048,800
20,500	Devon Energy Corp.	1,240,250
17,000	EQT Corp.	1,003,000
16,500	Noble Energy, Inc.	1,529,715
20,000	Occidental Petroleum Corp.	1,721,200
14,000	QEP Resources, Inc.	443,240
76,000	Talisman Energy, Inc.	1,012,320
		7,998,525
Oil Companies - Integrated — 2.8%
9,000	Chevron Corp.	1,049,040
6,500	Exxon Mobil Corp.	594,425
28,000	Hess Corp.	1,504,160
16,000	Royal Dutch Shell PLC (ADR)	1,110,560
		4,258,185
Pipelines — 0.5%
14,000	Enterprise Products Partners L.P.	750,400
Property and Casualty Insurance — 1.7%
37,000	Travelers Cos., Inc.	2,525,620
Publishing - Books — 0.6%
32,000	Reed Elsevier N.V. (ADR)	851,840
Reinsurance — 3.4%
38,000	Berkshire Hathaway, Inc. - Class B*	3,351,600
9,000	Everest Re Group, Ltd.	962,640
12,000	PartnerRe, Ltd.	891,360
		5,205,600
REIT - Diversified — 0.9%
54,000	Weyerhaeuser Co.	1,411,560
Retail - Building Products — 0.7%
36,000	Lowe's Cos., Inc.	1,088,640
Retail - Discount — 1.2%
16,000	Target Corp.	1,015,520
10,000	Wal-Mart Stores, Inc.	738,000
		1,753,520
Retail - Drug Store — 0.6%
19,500	CVS Caremark Corp.	944,190
Retail - Office Supplies — 0.4%
48,000	Staples, Inc.	552,960
Retail - Regional Department Stores — 0.9%
27,000	Kohl's Corp.	1,382,940
Retail - Restaurants — 0.5%
9,000	McDonald's Corp.	825,750
Semiconductor Components/Integrated Circuits — 1.2%
26,000	Analog Devices, Inc.	1,018,940
14,000	QUALCOMM, Inc.	874,860
		1,893,800
Semiconductor Equipment — 1.0%
142,000	Applied Materials, Inc.	1,585,430
Super-Regional Banks — 5.6%
154,000	Fifth Third Bancorp	2,388,540
38,000	PNC Financial Services Group, Inc.	2,397,800
36,000	U.S. Bancorp	1,234,800
72,500	Wells Fargo & Co.	2,503,425
		8,524,565
Telephone - Integrated — 3.0%
59,000	AT&T, Inc.	2,224,300
34,000	CenturyLink, Inc.	1,373,600
21,500	Verizon Communications, Inc.	979,755
		4,577,655
Tools - Hand Held — 0.5%
10,000	Stanley Black & Decker, Inc.	762,500
Transportation - Railroad — 0.5%
12,000	Norfolk Southern Corp.	763,560
Total Common Stock (cost $113,548,096)		131,345,348
Exchange-Traded Fund — 1.0%
Commodity — 1.0%
9,000	SPDR Gold Trust (ETF)* (cost $1,424,501)	1,548,180
Repurchase Agreement — 12.6%
$19,211,000	ING Financial Markets LLC, 0.2100%, dated 9/28/12, maturing 10/1/12, to be repurchased at $19,211,336, collateralized by $17,635,477 in U.S. Treasuries 0.2500%-10.6250%, 11/15/12-11/15/41, with a value of $19,595,377 (cost $19,211,000)	19,211,000
Total Investments (total cost $134,183,597) – 100%		$152,104,528

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$2,603,700	1.7%
Canada	3,333,570	2.2%
Curacao	723,300	0.5%
Ireland	497,213	0.3%
Israel	1,573,580	1.0%
Netherlands	851,840	0.6%
Switzerland	4,679,540	3.1%
United Kingdom	6,229,390	4.1%
United States††	131,612,395	86.5%
Total	$152,104,528	100.0%

††	Includes Cash Equivalents (73.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipt

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012 )
	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities:
Common Stock
Cellular Telecommunications	$—	$3,020,470	$—
Food – Miscellaneous/Diversified	1,075,950	1,716,440	—
Medical - Drugs	9,265,930	2,879,220	—
Medical – Generic Drugs	—	1,573,580	—
Oil Companies - Integrated	3,147,625	1,110,560	—
Publishing - Books	—	851,840	—
All Other	106,703,733	—	—

Exchange-Traded Fund	1,548,180	—	—

Repurchase Agreements	—	19,211,000	—

Total Investments	$121,741,418	$30,363,110	$—

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 88.9%
Aerospace and Defense — 1.1%
837,780	General Dynamics Corp.	$55,394,014
1,569,919	Rockwell Collins, Inc.	84,210,455
		139,604,469
Agricultural Chemicals — 0.6%
1,297,000	Mosaic Co.	74,720,170
Applications Software — 1.2%
3,100,000	Microsoft Corp.**	92,318,000
2,452,999	Progress Software Corp.*	52,469,649
		144,787,649
Automotive - Truck Parts and Equipment - Original — 1.7%
3,600,000	Johnson Controls, Inc.	98,640,000
2,200,000	Lear Corp.	83,138,000
784,960	TRW Automotive Holdings Corp.*	34,310,602
		216,088,602
Beverages - Non-Alcoholic — 0.3%
883,080	Dr. Pepper Snapple Group, Inc.	39,323,552
Brewery — 0.9%
2,400,000	Molson Coors Brewing Co. - Class B	108,120,000
Building - Residential and Commercial — 0.6%
2,200,000	D.R. Horton, Inc.	45,408,000
750,882	M.D.C. Holdings, Inc.	28,916,466
		74,324,466
Cellular Telecommunications — 1.0%
4,372,636	Vodafone Group PLC (ADR)	124,598,263
Chemicals - Diversified — 0.2%
400,000	FMC Corp.	22,152,000
Commercial Banks — 0.4%
800,000	CIT Group, Inc.*	31,512,000
1,785,491	Fulton Financial Corp.	17,604,941
		49,116,941
Commercial Services - Finance — 1.9%
1,700,000	Global Payments, Inc.	71,111,000
9,327,040	Western Union Co.	169,938,669
		241,049,669
Computers - Integrated Systems — 0.1%
392,132	Diebold, Inc.	13,218,770
Computers - Memory Devices — 0.4%
1,569,920	NetApp, Inc.*	51,618,970
Containers - Paper and Plastic — 0.2%
681,255	Packaging Corp. of America	24,729,557
Dental Supplies and Equipment — 0.5%
1,900,000	Patterson Cos., Inc.	65,056,000
Diversified Minerals — 0.6%
2,700,518	Teck Resources, Ltd. - Class B	79,530,255
Diversified Operations — 1.3%
2,846,036	Tyco International, Ltd. (U.S. Shares)	160,117,985
Electric - Integrated — 3.3%
1,375,544	Entergy Corp.	95,325,199
4,200,000	Exelon Corp.	149,436,000
5,800,000	PPL Corp.	168,490,000
		413,251,199
Electronic Components - Miscellaneous — 1.0%
2,200,000	Garmin, Ltd.	91,828,000
1,864,277	Gentex Corp.	31,711,352
		123,539,352
Electronic Components – Semiconductors — 1.2%
1,422,740	Altera Corp.	48,351,819
5,000,002	QLogic Corp.*,£	57,100,023
1,864,278	Semtech Corp.*	46,886,591
		152,338,433
Electronic Parts Distributors — 0.5%
1,400,000	Tech Data Corp.*	63,420,000
Engineering - Research and Development Services — 2.7%
4,124,800	Jacobs Engineering Group, Inc.*	166,765,664
4,000,057	KBR, Inc.	119,281,700
1,362,372	URS Corp.	48,105,355
		334,152,719
Fiduciary Banks — 0.9%
2,551,120	State Street Corp.	107,044,995
Finance - Credit Card — 1.0%
3,122,921	Discover Financial Services	124,073,651
Finance - Investment Bankers/Brokers — 1.3%
1,900,880	Lazard, Ltd. - Class A	55,562,722
2,800,000	Raymond James Financial, Inc.	102,620,000
		158,182,722
Finance - Other Services — 0.6%
1,400,000	CME Group, Inc.	80,220,000
Food - Miscellaneous/Diversified — 0.9%
3,132,320	Unilever PLC (ADR)	114,392,326
Food - Retail — 0.4%
2,200,000	Kroger Co.	51,788,000
Food - Wholesale/Distribution — 0.8%
3,237,961	Sysco Corp.	101,251,041
Footwear and Related Apparel — 0.2%
800,000	Deckers Outdoor Corp.*	29,312,000
Gas - Transportation — 0.3%
981,200	AGL Resources, Inc.	40,140,892
Gold Mining — 2.1%
4,300,000	Eldorado Gold Corp.	65,532,000
3,700,000	Goldcorp, Inc. (U.S. Shares)	169,645,000
588,720	Newmont Mining Corp.	32,974,207
		268,151,207
Instruments - Scientific — 1.5%
1,766,161	PerkinElmer, Inc.	52,048,765
2,351,119	Thermo Fisher Scientific, Inc.	138,316,331
		190,365,096
Internet Security — 0.9%
6,059,000	Symantec Corp.*	109,062,000
Intimate Apparel — 0.5%
1,100,000	Warnaco Group, Inc.*	57,090,000
Investment Management and Advisory Services — 3.0%
3,500,000	Ameriprise Financial, Inc.	198,415,000
490,600	Franklin Resources, Inc.	61,359,342
2,700,000	Invesco, Ltd.	67,473,000
2,112,802	Och-Ziff Capital Management Group LLC - Class A	20,409,667
700,000	Waddell & Reed Financial, Inc. - Class A	22,939,000
		370,596,009
Leisure & Recreation Products — 0.3%
2,300,000	WMS Industries, Inc.*,£	37,674,000
Machinery - Farm — 0.5%
784,960	Deere & Co.	64,751,350
Machinery - General Industrial — 0.6%
2,943,598	Babcock & Wilcox Co.*	74,973,441
Medical - Biomedical and Genetic — 1.3%
1,300,039	Charles River Laboratories International, Inc.*	51,481,544
2,300,000	Life Technologies Corp.*	112,424,000
		163,905,544
Medical - Drugs — 0.6%
1,247,361	Novartis A.G. (ADR)	76,413,335
Medical - Generic Drugs — 0.7%
2,257,306	Teva Pharmaceutical Industries, Ltd. (ADR)	93,475,042
Medical - HMO — 1.3%
1,800,000	Aetna, Inc.	71,280,000
1,079,321	Health Net, Inc.*	24,295,516
1,079,320	WellPoint, Inc.	62,611,353
		158,186,869
Medical - Wholesale Drug Distributors — 1.0%
1,400,000	McKesson Corp.	120,442,000
Medical Instruments — 0.4%
1,250,000	St. Jude Medical, Inc.	52,662,500
Medical Labs and Testing Services — 1.7%
1,400,000	Covance, Inc.*	65,366,000
1,600,000	Laboratory Corp. of America Holdings*	147,952,000
		213,318,000
Medical Products — 0.6%
1,200,000	Zimmer Holdings, Inc.	81,144,000
Medical Sterilization Products — 0.8%
2,700,000	STERIS Corp.£	95,769,000
Metal - Aluminum — 0.3%
4,415,399	Alcoa, Inc.	39,076,281
Metal - Copper — 0.6%
1,913,339	Freeport-McMoRan Copper & Gold, Inc.	75,729,958
Metal Processors and Fabricators — 0.3%
1,522,186	Kaydon Corp.	34,005,635
Motion Pictures and Services — 0.2%
588,720	Dolby Laboratories, Inc. - Class A*	19,280,580
Multi-Line Insurance — 1.1%
3,431,028	Allstate Corp.	135,903,019
Multimedia — 0.7%
1,668,041	Viacom, Inc. - Class B	89,390,317
Networking Products — 1.2%
4,406,784	Cisco Systems, Inc.	84,125,506
7,200,987	Polycom, Inc.*	71,073,742
		155,199,248
Non-Hazardous Waste Disposal — 0.5%
2,100,000	Republic Services, Inc.	57,771,000
Oil - Field Services — 0.5%
1,000,000	CARBO Ceramics, Inc.	62,920,000
Oil and Gas Drilling — 0.2%
400,000	Ensco PLC - Class A	21,824,000
Oil Companies - Exploration and Production — 6.2%
981,200	Anadarko Petroleum Corp.	68,605,504
315,860	Bill Barrett Corp.*	7,823,852
1,373,681	Devon Energy Corp.	83,107,700
1,800,639	EQT Corp.	106,237,701
2,007,219	Lone Pine Resources, Inc.*	3,131,262
1,900,500	Noble Energy, Inc.	176,195,355
3,100,001	QEP Resources, Inc.	98,146,032
4,500,000	Talisman Energy, Inc.	59,940,000
2,100,000	Whiting Petroleum Corp.*	99,498,000
4,513,522	WPX Energy, Inc.	74,879,330
		777,564,736
Oil Companies - Integrated — 1.0%
2,300,000	Hess Corp.	123,556,000
Oil Field Machinery and Equipment — 0.2%
392,480	National Oilwell Varco, Inc.	31,441,573
Pipelines — 1.0%
1,373,680	Plains All American Pipeline L.P.	121,158,576
Property and Casualty Insurance — 1.1%
2,100,000	Travelers Cos., Inc.	143,346,000
Publishing - Periodicals — 0.9%
11,500,000	Reed Elsevier PLC	109,921,692
Reinsurance — 3.5%
588,720	Berkshire Hathaway, Inc. - Class B*	51,925,104
1,326,769	Everest Re Group, Ltd.	141,911,212
1,076,500	PartnerRe, Ltd.	79,962,420
2,781,278	Reinsurance Group of America, Inc.	160,952,558
		434,751,294
REIT - Apartments — 1.4%
500,000	AvalonBay Communities, Inc.	67,995,000
883,081	BRE Properties, Inc.	41,407,668
981,200	Mid-America Apartment Communities, Inc.	64,082,172
		173,484,840
REIT - Diversified — 2.3%
785,077	Liberty Property Trust	28,451,190
1,627,024	Potlatch Corp.£	60,801,887
1,766,161	Rayonier, Inc.	86,559,551
4,100,599	Weyerhaeuser Co.	107,189,658
		283,002,286
REIT - Hotels — 0.5%
4,300,000	Host Hotels & Resorts, Inc.	69,015,000
REIT - Mortgage — 1.0%
3,728,558	Redwood Trust, Inc.	53,914,949
6,500,000	Two Harbors Investment Corp.	76,375,000
		130,289,949
REIT - Multi-Housing — 0.6%
1,109,886	Equity Lifestyle Properties, Inc.	75,605,434
REIT - Office Property — 1.8%
1,229,556	Alexandria Real Estate Equities, Inc.	90,396,957
784,961	Boston Properties, Inc.	86,824,536
1,782,499	Mack-Cali Realty Corp.	47,414,474
		224,635,967
REIT - Regional Malls — 0.5%
784,958	Taubman Centers, Inc.	60,229,827
REIT - Storage — 0.5%
413,895	Public Storage	57,601,767
Retail - Apparel and Shoe — 0.4%
1,962,400	American Eagle Outfitters, Inc.	41,367,392
400,000	Guess?, Inc.	10,168,000
		51,535,392
Retail - Discount — 0.2%
981,199	Big Lots, Inc.*	29,023,866
Retail - Jewelry — 0.2%
500,000	Tiffany & Co.	30,940,000
Retail - Office Supplies — 0.4%
4,800,040	Staples, Inc.	55,296,461
Retail - Regional Department Stores — 1.4%
2,234,196	Kohl's Corp.	114,435,519
1,573,679	Macy's, Inc.	59,201,804
		173,637,323
Savings/Loan/Thrifts — 1.5%
11,923,645	First Niagara Financial Group, Inc.	96,462,288
5,690,958	Washington Federal, Inc.£	94,925,180
		191,387,468
Semiconductor Components/Integrated Circuits — 0.8%
2,649,241	Analog Devices, Inc.	103,823,755
Semiconductor Equipment — 1.1%
12,900,000	Applied Materials, Inc.	144,028,500
Super-Regional Banks — 3.1%
11,283,799	Fifth Third Bancorp	175,011,722
2,256,758	PNC Financial Services Group, Inc.	142,401,430
2,736,400	SunTrust Banks, Inc.	77,358,028
		394,771,180
Telephone - Integrated — 0.8%
2,351,120	CenturyLink, Inc.	94,985,248
Textile-Home Furnishings — 0.5%
750,000	Mohawk Industries, Inc.*	60,015,000
Tools - Hand Held — 1.4%
588,721	Snap-on, Inc.	42,311,378
1,700,000	Stanley Black & Decker, Inc.	129,625,000
		171,936,378
Toys — 0.2%
800,071	Hasbro, Inc.	30,538,710
Transportation - Marine — 1.1%
1,913,341	Kirby Corp.*	105,769,491
588,721	Tidewater, Inc.	28,570,630
		134,340,121
Transportation - Railroad — 1.5%
2,747,360	CSX Corp.	57,007,720
590,388	Kansas City Southern	44,739,603
1,399,100	Norfolk Southern Corp.	89,024,733
		190,772,056
Transportation - Truck — 0.3%
700,000	J.B. Hunt Transport Services, Inc.	36,428,000
Total Common Stock (cost $9,702,383,106)		11,149,408,478
Purchased Options - Puts — 0.2%
43,900	iShares Russell 2000 Index Fund (ETF)** expires October 2012 exercise price $78.00	1,171,836
12,450	iShares Russell 2000 Index Fund (ETF)** expires November 2012 exercise price $78.00	934,710
75,800	iShares Russell 2000 Index Fund (ETF)** expires December 2012 exercise price $82.00	20,790,916
Total Purchased Options - Puts (premiums paid $41,765,830)		22,897,462
Repurchase Agreements — 10.9%
$200,000,000	Credit Agricole, New York Branch, 0.1700%, dated 9/28/12, maturing 10/1/12, to be repurchased at $200,002,833, collateralized by $190,479,689 in U.S. Treasuries, 0.2500% - 4.2500%, 11/30/13 - 11/15/14, with a value of $ 204,000,018	200,000,000
100,000,000	Credit Suisse Securities (USA) LLC, 0.2000%, dated 9/28/12, maturing 10/1/12, to be repurchased at $100,001,667, collateralized by $99,850,000 in a U.S. Treasury 1.0000%, 8/31/16, with a value of $102,002,119	100,000,000
50,000,000	Deutsche Bank Securities, Inc., 0.1500%, dated 9/28/12, maturing 10/1/12, to be repurchased at $50,000,625, collateralized by $49,769,300 in a U.S. Treasury, 1.0000%, 10/31/16, with a value of $51,000,008	50,000,000

100,000,000	HSBC Securities (USA), Inc., 0.2000%, dated 9/28/12, maturing 10/1/12, to be repurchased at $100,001,667, collateralized by $93,713,900 in U.S. Treasuries, 1.1250%-4.2500%, 9/30/12-5/31/14, with a value of $102,001,562	100,000,000

214,991,000	ING Financial Markets LLC, 0.2100%, dated 9/28/12, maturing 10/1/12, to be repurchased at $214,994,762, collateralized by $197,359,268 in U.S. Treasuries 0.2500%-10.6250%, 11/15/12-11/15/41, with a value of $219,292,575	214,991,000

700,000,000	RBC Capital Markets Corp., 0.2000%, dated 9/28/12, maturing 10/1/12, to be repurchased at $700,011,667, collateralized by $721,553,787 in U.S. Treasuries, 0.0000%-3.8750%, 11/15/12-2/15/41, with a value of $714,000,000	700,000,000
Total Repurchase Agreements (cost $1,364,991,000)		1,364,991,000
Total Investments (total cost $11,109,139,936) – 100%		$12,537,296,940

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$344,909,354	2.7%
Canada	374,647,255	3.0%
Israel	93,475,042	0.7%
Switzerland	328,359,320	2.6%
United Kingdom	370,736,281	3.0%
United States††	11,025,169,688	88.0%
Total	$12,537,296,940	100.0%

††	Includes Cash Equivalents (77.1% excluding Cash Equivalents).

Schedule of Written Options – Puts	Value
iShares Russell 2000 Index Fund (ETF) expires October 2012 21,950 contracts exercise price $70.00	$(84,455)
iShares Russell 2000 Index Fund (ETF) expires November 2012 12,450 contracts exercise price $70.00	(185,810)
iShares Russell 2000 Index Fund (ETF) expires December 2012 75,800 contracts exercise price $73.00	(5,503,724)
Total Schedule of Written Options - Puts (premiums received $10,358,558)	$(5,773,989)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended September 30, 2012.

	Purchases Shares	Purchases Cost	Sales Shares	Sales Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/12
Perkins Mid Cap Value Fund

Potlach Corp. (1)	-	$-	423,276	$15,272,028	$947,498	$-	N/A

QLogic Corp. *	584,406	6,182,130	84,604	1,137,924	(86,850)	-	57,100,023

STERIS Corp. *,(1)	-	-	300,000	10,026,138	(572,624)	-	N/A

Washington Federal, Inc.	-	-	109,042	1,818,821	32,409	464,000	94,925,180

WMS Industries, Inc. *,(1)	1,492,843	25,338,478	626,962	10,263,884	(2,447,689)	-	N/A

		$31,520,608		$38,518,795	$(2,127,256)	$464,000	$152,025,203

(1)	Company was no longer an affiliate as of September 30, 2012.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$—	$124,598,263	$—
Food - Miscellaneous/Diversified	—	114,392,326	—
Medical - Drugs	—	76,413,335	—
Medical - Generic Drugs	—	93,475,042	—
All Other	10,740,529,512	—	—
Repurchase Agreements	—	1,364,991,000	—

Total Investments in Securities	$10,740,529,512	$1,773,869,966	$—
Investment in Purchased Options	$—	$22,897,462	$—
Other Financial Instruments(a):	$—	$(5,773,989)	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Fund	Aggregate Value
Perkins Mid Cap Value Fund	$22,912,509

Perkins Select Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 69.2%
Agricultural Chemicals — 1.4%
16,000	Mosaic Co.	$921,760
Applications Software — 1.1%
33,000	Progress Software Corp.*	705,870
Automotive - Truck Parts and Equipment - Original — 0.3%
8,000	Johnson Controls, Inc.	219,200
Beverages - Non-Alcoholic — 0.5%
8,000	Dr. Pepper Snapple Group, Inc.	356,240
Building - Heavy Construction — 1.2%
84,000	Sterling Construction Co., Inc.*	838,320
Cellular Telecommunications — 3.9%
102,000	SK Telecom Co., Ltd. (ADR)	1,483,080
40,000	Vodafone Group PLC (ADR)	1,139,800
		2,622,880
Circuit Boards — 0.5%
36,000	TTM Technologies, Inc.*	339,480
Commercial Banks — 2.6%
94,000	Fulton Financial Corp.	926,840
46,000	Univest Corp. of Pennsylvania	828,000
		1,754,840
Commercial Services - Finance — 1.0%
36,000	Western Union Co.	655,920
Computers - Integrated Systems — 0.8%
16,000	Diebold, Inc.	539,360
Diversified Operations — 2.0%
180,000	Orkla A.S.A.	1,367,594
Electronic Components – Semiconductors — 1.5%
8,000	Intel Corp.	181,440
50,000	QLogic Corp.*	571,000
10,000	Semtech Corp.*	251,500
		1,003,940
Engineering - Research and Development Services — 2.0%
16,000	Jacobs Engineering Group, Inc.*	646,880
24,000	KBR, Inc.	715,680
		1,362,560
Enterprise Software/Services — 1.7%
82,000	Omnicell, Inc.*	1,139,800
Food - Retail — 1.4%
25,000	Harris Teeter Supermarkets, Inc.	971,000
Gold Mining — 1.0%
14,000	Goldcorp, Inc. (U.S. Shares)	641,900
Golf — 0.6%
70,000	Callaway Golf Co.	429,800
Instruments - Scientific — 1.1%
12,000	Thermo Fisher Scientific, Inc.	705,960
Internet Security — 0.8%
31,000	Symantec Corp.*	558,000
Investment Management and Advisory Services — 0.4%
10,000	Invesco, Ltd.	249,900
Medical - Drugs — 5.6%
15,000	Abbott Laboratories	1,028,400
17,000	Forest Laboratories, Inc.*	605,370
18,000	Merck & Co., Inc.	811,800
22,000	Novartis A.G. (ADR)	1,347,720
		3,793,290
Medical - Generic Drugs — 1.5%
24,000	Teva Pharmaceutical Industries, Ltd. (ADR)	993,840
Medical - Wholesale Drug Distributors — 0.5%
4,000	McKesson Corp.	344,120
Medical Labs and Testing Services — 1.5%
6,000	Covance, Inc.*	280,140
8,000	Laboratory Corp. of America Holdings*	739,760
		1,019,900
Medical Products — 3.2%
16,000	Baxter International, Inc.	964,160
22,000	Stryker Corp.	1,224,520
		2,188,680
Metal - Copper — 1.2%
20,000	Freeport-McMoRan Copper & Gold, Inc.	791,600
Metal Processors and Fabricators — 2.2%
66,000	Kaydon Corp.	1,474,440
Multi-Line Insurance — 1.4%
30,000	Kemper Corp.	921,300
Networking Products — 1.9%
130,000	Polycom, Inc.*	1,283,100
Oil - Field Services — 1.2%
40,000	PAA Natural Gas Storage L.P.	796,000
Oil Companies - Exploration and Production — 6.3%
16,000	Devon Energy Corp.	968,000
120,000	Lone Pine Resources, Inc.*	187,200
6,000	Noble Energy, Inc.	556,260
4,000	Occidental Petroleum Corp.	344,240
24,000	QEP Resources, Inc.	759,840
50,000	Talisman Energy, Inc.	666,000
4,000	Whiting Petroleum Corp.*	189,520
34,000	WPX Energy, Inc.	564,060
		4,235,120
Oil Companies - Integrated — 0.3%
4,000	Hess Corp.	214,880
Real Estate Operating/Development — 1.4%
50,000	St. Joe Co.*	975,000
REIT - Diversified — 2.1%
26,000	Potlatch Corp.	971,620
18,000	Weyerhaeuser Co.	470,520
		1,442,140
REIT - Mortgage — 0.3%
16,000	Two Harbors Investment Corp.	188,000
Retail - Building Products — 0.9%
20,000	Lowe's Cos., Inc.	604,800
Retail - Leisure Products — 1.0%
80,000	MarineMax, Inc.*	663,200
Retail - Regional Department Stores — 0.9%
12,000	Kohl's Corp.	614,640
Savings/Loan/Thrifts — 2.8%
150,000	First Niagara Financial Group, Inc.	1,213,500
56,000	Rockville Financial, Inc.	686,000
		1,899,500
Semiconductor Equipment — 1.6%
95,000	Applied Materials, Inc.	1,060,675
Super-Regional Banks — 2.6%
66,000	Fifth Third Bancorp	1,023,660
12,000	PNC Financial Services Group, Inc.	757,200
		1,780,860
Tools - Hand Held — 0.9%
8,000	Stanley Black & Decker, Inc.	610,000
Transportation - Marine — 1.1%
32,000	Irish Continental Group PLC	733,524
Water — 1.0%
60,000	Suez Environment Co.	679,893
Total Common Stock (cost $43,640,932)		46,692,826
Corporate Bond — 2.2%
Oil Companies - Exploration and Production — 2.2%
$1,707,000	Lone Pine Resources Canada, Ltd. 10.3750%, 2/15/17 (144A) (cost $1,727,898)	1,493,625
Exchange-Traded Fund — 0.8%
Commodity — 0.8%
3,000	SPDR Gold Trust (ETF)* (cost $514,224)	516,060
Preferred Stock — 1.7%
Commercial Banks — 0.6%
15,000	First Republic Bank, 6.2000%	392,100
Savings/Loan/Thrifts — 1.1%
25,000	First Niagara Financial Group, Inc., 8.6250%	731,250
Total Preferred Stock (cost $1,073,950)		1,123,350
Repurchase Agreement — 26.1%
$17,600,000	HSBC Securities (USA), Inc. dated 9/28/12, maturing 10/1/12 to be repurchased at $17,600,293 collateralized by $16,493,646 in U.S. Treasuries 1.1250% - 4.2500%, 9/30/12 - 5/31/14 with a value of $17,952,275 (cost $17,600,000)	17,600,000
Total Investments (total cost $64,557,004) – 100%		$67,425,861

Summary of Investments by Country – (Long Positions) September 30,2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$249,900	0.4%
Canada	2,801,525	4.1%
France	679,893	1.0%
Ireland	733,524	1.1%
Israel	993,840	1.5%
Norway	1,367,594	2.0%
South Korea	1,483,080	2.2%
Switzerland	1,347,720	2.0%
United Kingdom	1,139,800	1.7%
United States††	56,628,985	84.0%
Total	$67,425,861	100.0%

†† Includes Cash Equivalents (57.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipt

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Investment Securities
Perkins Select Value Fund	$ 1,493,625	2.2%

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$—	$2,622,880	$—
Medical Drugs	2,445,570	1,347,720	—
Medical – Generic Drugs	—	993,840	—
All Other	39,282,816	—	—

Corporate Bond	—	1,493,625	—

Exchange-Traded Fund	516,060	—	—

Preferred Stock	—	1,123,350	—

Repurchase Agreement	—	17,600,000	—
Total Investments	$42,244,446	$25,181,415	$—

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 83.2%
Apparel Manufacturers — 0.6%
298,891	Columbia Sportswear Co.	$ 16,140,114
Applications Software — 0.6%
800,000	Progress Software Corp.*	17,112,000
Automotive - Truck Parts and Equipment - Original — 0.7%
1,450,000	Dana Holding Corp.	17,835,000
Building - Heavy Construction — 1.9%
1,350,000	Granite Construction, Inc.	38,772,000
1,188,179	Sterling Construction Co., Inc.*,£	11,858,027
		50,630,027
Circuit Boards — 0.5%
1,450,000	TTM Technologies, Inc.*	13,673,500
Coal — 0.6%
950,000	Cloud Peak Energy, Inc.*	17,195,000
Commercial Banks — 7.1%
1,200,000	Associated Banc-Corp	15,804,000
2,800,000	BBCN Bancorp, Inc.*	35,308,000
375,000	City National Corp.	19,316,250
800,000	Columbia Banking System, Inc.	14,832,000
5,094,899	Fulton Financial Corp.	50,235,704
850,000	Glacier Bancorp, Inc.	13,243,000
1,050,000	Hancock Holding Co.	32,497,500
250,000	Texas Capital Bancshares, Inc.*	12,427,500
		193,663,954
Commercial Services - Finance — 0.6%
375,000	Global Payments, Inc.	15,686,250
Computer Services — 0.7%
555,000	J2 Global, Inc.	18,215,100
Computers - Integrated Systems — 1.5%
1,250,000	Diebold, Inc.	42,137,500
Containers - Paper and Plastic — 1.8%
405,000	Packaging Corp. of America	14,701,500
1,075,000	Sonoco Products Co.	33,314,250
		48,015,750
Dental Supplies and Equipment — 1.0%
800,000	Patterson Cos., Inc.	27,392,000
Direct Marketing — 0.4%
1,600,000	Harte-Hanks, Inc.	11,088,000
Distribution/Wholesale — 1.9%
1,764,500	Owens & Minor, Inc.	52,723,260
Electronic Components - Miscellaneous — 0.4%
650,000	Gentex Corp.	11,056,500
Electronic Components – Semiconductors — 1.9%
2,600,000	QLogic Corp.*	29,692,000
875,000	Semtech Corp.*	22,006,250
		51,698,250
Electronic Design Automation — 0.8%
646,035	Synopsys, Inc.*	21,332,076
Engineering - Research and Development Services — 1.9%
68,210	EMCOR Group, Inc.	1,946,713
900,000	KBR, Inc.	26,838,000
650,000	URS Corp.	22,951,500
		51,736,213
Engines - Internal Combustion — 0.5%
750,000	Briggs & Stratton Corp.	14,002,500
Enterprise Software/Services — 0.8%
1,600,000	Omnicell, Inc.*	22,240,000
Filtration and Separations Products — 0.6%
375,000	CLARCOR, Inc.	16,736,250
Finance - Investment Bankers/Brokers — 1.9%
1,325,000	KBW, Inc.	21,822,750
1,025,000	Lazard, Ltd. - Class A	29,960,750
		51,783,500
Food - Baking — 1.5%
2,100,000	Flowers Foods, Inc.	42,378,000
Food - Miscellaneous/Diversified — 0.9%
422,161	J&J Snack Foods Corp.	24,202,490
Food - Retail — 1.5%
1,050,000	Harris Teeter Supermarkets, Inc.	40,782,000
Footwear and Related Apparel — 1.0%
350,000	Deckers Outdoor Corp.*	12,824,000
325,000	Wolverine World Wide, Inc.	14,420,250
		27,244,250
Golf — 0.8%
3,600,000	Callaway Golf Co.£	22,104,000
Instruments - Scientific — 0.8%
706,300	PerkinElmer, Inc.	20,814,661
Insurance Brokers — 0.9%
907,000	Brown & Brown, Inc.	23,645,490
Intimate Apparel — 0.7%
375,000	Warnaco Group, Inc.*	19,462,500
Investment Management and Advisory Services — 0.6%
500,000	Waddell & Reed Financial, Inc. - Class A	16,385,000
Lasers - Systems and Components — 0.4%
600,000	II-VI, Inc.*	11,412,000
Leisure & Recreation Products — 0.4%
743,905	WMS Industries, Inc.*	12,185,164
Machine Tools and Related Products — 0.8%
583,148	Lincoln Electric Holdings, Inc.	22,771,929
Machinery - General Industrial — 0.6%
800,000	Albany International Corp. - Class A	17,576,000
Medical - Biomedical and Genetic — 0.9%
619,084	Charles River Laboratories International, Inc.*	24,515,726
Medical Instruments — 0.6%
1,450,000	AngioDynamics, Inc.*	17,690,000
Medical Labs and Testing Services — 2.2%
850,000	Covance, Inc.*	39,686,500
800,000	ICON PLC (ADR)*	19,496,000
		59,182,500
Medical Products — 0.4%
225,000	West Pharmaceutical Services, Inc.	11,940,750
Medical Sterilization Products — 0.5%
350,000	STERIS Corp.	12,414,500
Metal Processors and Fabricators — 1.4%
1,663,500	Kaydon Corp.£	37,162,590
Multi-Line Insurance — 1.6%
1,463,258	Kemper Corp.	44,936,653
Networking Products — 1.2%
3,400,000	Polycom, Inc.*	33,558,000
Non-Ferrous Metals — 0.9%
1,665,500	Globe Specialty Metals, Inc.	25,348,910
Oil - Field Services — 2.2%
800,000	C&J Energy Services, Inc.*	15,920,000
280,000	CARBO Ceramics, Inc.	17,617,600
1,312,000	PAA Natural Gas Storage L.P.	26,108,800
		59,646,400
Oil Companies - Exploration and Production — 5.0%
445,066	Bill Barrett Corp.*	11,024,285
3,900,000	Lone Pine Resources, Inc.*	6,084,000
630,000	PDC Energy, Inc.*	19,926,900
2,800,000	Petroquest Energy, Inc.*,£	18,788,000
950,000	QEP Resources, Inc.	30,077,000
440,000	Whiting Petroleum Corp.*	20,847,200
1,787,435	WPX Energy, Inc.	29,653,547
		136,400,932
Oil Refining and Marketing — 0.5%
300,000	Sunoco, Inc.	14,049,000
Paper and Related Products — 0.9%
1,400,000	Glatfelter	24,934,000
Pipelines — 1.1%
191,100	EQT Midstream Partners L.P.	5,503,680
504,500	Western Gas Partners L.P.	25,431,845
		30,935,525
Poultry — 0.8%
500,000	Sanderson Farms, Inc.	22,185,000
Printing Services — 1.0%
900,000	Brady Corp. - Class A	26,352,000
Property and Casualty Insurance — 2.2%
542,429	Infinity Property & Casualty Corp.	32,757,287
540,000	Navigators Group, Inc.*	26,581,500
		59,338,787
Real Estate Operating/Development — 1.2%
1,700,000	St. Joe Co.*	33,150,000
Reinsurance — 2.0%
1,512,500	Alterra Capital Holdings, Ltd.	36,209,250
315,000	Reinsurance Group of America, Inc.	18,229,050
		54,438,300
REIT - Diversified — 1.7%
1,245,832	Potlatch Corp.	46,556,742
REIT - Hotels — 0.7%
2,000,000	DiamondRock Hospitality Co.	19,260,000
REIT - Mortgage — 0.7%
1,300,000	Redwood Trust, Inc.	18,798,000
REIT - Office Property — 1.7%
950,000	Government Properties Income Trust	22,230,000
950,000	Mack-Cali Realty Corp.	25,270,000
		47,500,000
Retail - Apparel and Shoe — 0.6%
642,000	Aeropostale, Inc.*	8,686,260
250,000	Guess?, Inc.	6,355,000
		15,041,260
Retail - Convenience Stores — 0.6%
275,000	Casey's General Stores, Inc.	15,713,500
Retail - Discount — 0.4%
400,000	Big Lots, Inc.*	11,832,000
Retail - Leisure Products — 0.6%
1,925,000	MarineMax, Inc.*,£	15,958,250
Retail - Restaurants — 0.2%
152,000	Bob Evans Farms, Inc.	5,947,760
Savings/Loan/Thrifts — 6.5%
8,000,000	First Niagara Financial Group, Inc.	64,720,000
2,000,000	Investors Bancorp, Inc.	36,480,000
1,820,000	Provident Financial Services, Inc.	28,737,800
2,816,485	Washington Federal, Inc.	46,978,970
		176,916,770
Semiconductor Equipment — 1.7%
2,400,000	Brooks Automation, Inc.	19,272,000
1,100,000	MKS Instruments, Inc.	28,039,000
		47,311,000
Transportation - Marine — 1.6%
450,000	Kirby Corp.*	24,876,000
400,000	Tidewater, Inc.	19,412,000
		44,288,000
Total Common Stock (cost $2,140,543,999)		2,276,359,083
Repurchase Agreements — 16.8%
$ 50,000,000	Deutsche Bank Securities, Inc., 0.1500%, dated 9/28/12, maturing 10/1/12, to be repurchased at $50,000,625, collateralized by $49,769,300 in a U.S. Treasury, 1.0000%, 10/31/16, with a value of $51,000,008	50,000,000
82,400,000	HSBC Securities (USA), Inc., 0.2000%, dated 9/28/12, maturing 10/1/12, to be repurchased at $82,401,373, collateralized by $77,220,254 in U.S. Treasuries, 1.1250%-4.2500%, 9/30/12-5/31/14, with a value of $84,049,287	82,400,000
26,492,000	ING Financial Markets LLC, 0.2100%, dated 9/28/12, maturing 10/1/12, to be repurchased at $26,492,464, collateralized by $24,319,352 in U.S. Treasuries 0.2500%-10.6250%, 11/15/12-11/15/41, with a value of $27,022,056	26,492,000
300,000,000	RBC Capital Markets Corp., 0.2000%, dated 9/28/12, maturing 10/1/12, to be repurchased at $300,005,000, collateralized by $309,237,337 in U.S. Treasuries, 0.0000%-3.8750%, 11/15/12-2/15/41, with a value of $306,000,000	300,000,000
Total Repurchase Agreements (cost $458,892,000)		458,892,000
Total Investments (total cost $2,599,435,999) – 100%		$ 2,735,251,083

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$66,170,000	2.4%
Ireland	19,496,000	0.7%
United States††	2,649,585,083	96.9%
Total	$2,735,251,083	100.0%

†† Includes Cash Equivalents (80.1% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended September 30, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/12
Perkins Small Cap Value Fund
Callaway Golf Co.	-	$-	439,000	$3,227,081	$(618,042)	$36,000	$22,104,000
Kaydon Corp.	100,000	2,320,361	-	-	-	312,700	37,162,590
MarineMax, Inc.*	200,000	1,440,715	-	-	-	-	13,022,270
Petroquest Energy, Inc.*	-	-	748,000	5,581,729	(968,993)	-	18,788,000
Sterling Construction Co., Inc.*	-	-	-	-	-	-	11,858,026
		$3,716,076		$8,808,810	$(1,587,035)	$348,700	$102,934,886

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Medical Labs and Testing Services	$39,686,500	$19,496,000	$—
All Other	2,217,176,583	—	—

Repurchase Agreements	—	458,892,000	—

Total Investments in Securities	$2,256,863,083	$478,388,000	$—

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.6%
$ 30,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$ 30,027
250,000	Arkle Master Issuer PLC 2.1659%, 5/17/60 (144A),‡	257,495
127,742	Banc of America Large Loan, Inc. 1.9710%, 11/15/15 (144A)	127,596
32,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	37,115
90,000	FREMF Mortgage Trust 5.0995%, 7/25/21 (144A) ,‡	98,899
19,000	FREMF Mortgage Trust 4.7507%, 10/25/21 (144A) ,‡	20,370
120,000	GS Mortgage Securities Corp II 3.5510%, 4/10/34 (144A) ,‡	129,612
18,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0613%, 4/15/45‡	20,760
28,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	28,780
58,000	WFDB Commercial Mortgage Trust 3.6620%, 7/5/24	59,888
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $771,334)		810,542
Common Stock — 57.2%
Aerospace and Defense — 0.4%
3,300	General Dynamics Corp.	218,196
Aerospace and Defense – Equipment — 0.2%
26,800	BBA Aviation PLC**	85,461
Agricultural Chemicals — 0.4%
3,500	Mosaic Co.	201,635
Apparel Manufacturers — 0.2%
1,700	Columbia Sportswear Co.	91,800
Applications Software — 0.7%
12,180	Microsoft Corp.	362,720
Automotive - Truck Parts and Equipment - Original — 0.6%
6,200	Johnson Controls, Inc.	169,880
3,500	Lear Corp.	132,265
		302,145
Beverages - Non-Alcoholic — 0.7%
1,500	Dr. Pepper Snapple Group, Inc.	66,795
4,000	PepsiCo, Inc.**	283,080
		349,875
Brewery — 0.3%
3,400	Molson Coors Brewing Co. - Class B	153,170
Building - Residential and Commercial — 0.3%
3,500	M.D.C. Holdings, Inc.	134,785
Cellular Telecommunications — 2.4%
5,400	NTT Docomo, Inc. (ADR)	87,264
39,300	SK Telecom Co., Ltd. (ADR)	571,422
20,100	Vodafone Group PLC (ADR)**	572,749
		1,231,435
Commercial Banks — 0.8%
4,600	Columbia Banking System, Inc.	85,284
18,600	Fulton Financial Corp.	183,396
7,600	Univest Corp. of Pennsylvania	136,800
		405,480
Commercial Services - Finance — 1.0%
4,800	Paychex, Inc.	159,792
18,900	Western Union Co.	344,358
		504,150
Computer Services — 0.3%
1,900	Accenture PLC - Class A (U.S. Shares)**	133,057
Computers — 0.2%
6,300	Hewlett-Packard Co.	107,478
Computers - Integrated Systems — 0%
666	Diebold, Inc.	22,451
Containers - Metal and Glass — 0.6%
6,600	Greif, Inc. - Class A	291,588
Cosmetics and Toiletries — 0.6%
4,200	Procter & Gamble Co.	291,312
Cruise Lines — 0.4%
5,800	Carnival Corp. (U.S. Shares)	211,352
Dental Supplies and Equipment — 0.3%
3,800	Patterson Cos., Inc.	130,112
Diagnostic Kits — 0.4%
10,500	Meridian Bioscience, Inc.	201,390
Diversified Banking Institutions — 0.9%
11,000	JPMorgan Chase & Co.	445,280
Diversified Minerals — 0.5%
7,900	Teck Resources, Ltd. - Class B	232,655
Diversified Operations — 1.6%
8,300	General Electric Co.	188,493
4,400	Koppers Holdings, Inc.	153,692
31,900	Orkla A.S.A.	242,368
4,500	Tyco International, Ltd. (U.S. Shares)	253,170
		837,723
Electric - Integrated — 1.7%
1,900	Entergy Corp.	131,670
10,300	Exelon Corp.	366,474
12,000	PPL Corp.	348,600
		846,744
Electronic Components - Miscellaneous — 0.5%
4,900	Garmin, Ltd.**	204,526
3,800	Gentex Corp.	64,638
		269,164
Electronic Components – Semiconductors — 0.3%
3,900	Intel Corp.	88,452
2,500	Microchip Technology, Inc.	81,850
		170,302
Electronic Measuring Instruments — 0.3%
3,800	Agilent Technologies, Inc.	146,110
Enterprise Software/Services — 0.2%
3,500	Oracle Corp.	110,215
Finance - Other Services — 0.7%
5,000	CME Group, Inc.**	286,500
3,600	NASDAQ OMX Group, Inc.	83,862
		370,362
Food - Miscellaneous/Diversified — 0.4%
6,300	Unilever PLC (ADR)**	230,076
Food - Retail — 0.9%
90,000	Tesco PLC**	482,441
Food - Wholesale/Distribution — 0.7%
11,600	Sysco Corp.	362,732
Gold Mining — 0.6%
7,000	Goldcorp, Inc. (U.S. Shares)**	320,950
Human Resources — 0.4%
5,500	Manpower, Inc.	202,400
Instruments - Scientific — 0.4%
3,000	PerkinElmer, Inc.	88,410
1,600	Thermo Fisher Scientific, Inc.	94,128
		182,538
Investment Management and Advisory Services — 0.9%
4,000	Ameriprise Financial, Inc.	226,760
900	BlackRock, Inc.	160,470
2,700	Waddell & Reed Financial, Inc. - Class A	88,479
		475,709
Life and Health Insurance — 0.4%
10,300	Unum Group	197,966
Medical - Biomedical and Genetic — 0.2%
1,500	Amgen, Inc.**	126,480
Medical - Drugs — 4.0%
2,400	Abbott Laboratories	164,544
3,000	GlaxoSmithKline PLC (ADR)**	138,720
4,400	Johnson & Johnson	303,204
6,700	Merck & Co., Inc.	302,170
9,500	Novartis A.G. (ADR)	581,970
14,500	Pfizer, Inc.	360,325
3,800	Sanofi (ADR)**	163,628
		2,014,561
Medical - Generic Drugs — 0.6%
7,100	Teva Pharmaceutical Industries, Ltd. (ADR)	294,011
Medical - HMO — 1.0%
5,900	Aetna, Inc.	233,640
4,800	WellPoint, Inc.	278,448
		512,088
Medical - Wholesale Drug Distributors — 0.3%
2,000	McKesson Corp.	172,060
Medical Instruments — 0.6%
4,000	Medtronic, Inc.**	172,480
3,100	St. Jude Medical, Inc.	130,603
		303,083
Medical Products — 1.5%
3,300	Baxter International, Inc.**	198,858
1,500	Becton, Dickinson and Co.	117,840
2,500	Covidien PLC (U.S. Shares)**	148,550
5,300	Stryker Corp.	294,998
		760,246
Medical Sterilization Products — 0.2%
2,600	STERIS Corp.	92,222
Metal - Copper — 0.6%
7,700	Freeport-McMoRan Copper & Gold, Inc.	304,766
Multi-Line Insurance — 0.7%
5,500	Allstate Corp.	217,855
4,800	Kemper Corp.	147,408
		365,263
Networking Products — 0.6%
17,000	Cisco Systems, Inc.	324,530
Non-Hazardous Waste Disposal — 0.6%
11,000	Republic Services, Inc.	302,610
Oil - Field Services — 0.9%
3,100	CARBO Ceramics, Inc.**	195,052
3,300	Schlumberger, Ltd. (U.S. Shares)**	238,689
		433,741
Oil and Gas Drilling — 0.2%
1,700	Ensco PLC - Class A**	92,752
Oil Companies - Exploration and Production — 1.5%
2,500	EQT Corp.	147,500
2,000	Noble Energy, Inc.	185,420
3,100	Occidental Petroleum Corp.	266,786
13,000	Talisman Energy, Inc.	173,160
		772,866
Oil Companies - Integrated — 3.0%
5,000	BP PLC (ADR)**	211,800
3,500	Chevron Corp.	407,960
2,000	Exxon Mobil Corp.	182,900
4,500	Royal Dutch Shell PLC (ADR)**	312,345
8,100	Total S.A. (ADR)**	405,810
		1,520,815
Paper and Related Products — 0.3%
8,500	Glatfelter	151,385
Printing Services — 0.2%
4,000	Brady Corp. - Class A	117,120
Protection - Safety — 0.2%
1,400	Landauer, Inc.	83,608
Publishing - Periodicals — 0.6%
17,600	Reed Elsevier PLC**	168,228
11,000	UBM PLC**	124,501
		292,729
Real Estate Management/Services — 0.4%
14,100	Brookfield Real Estate Services, Inc.	186,651
Reinsurance — 0.6%
800	Everest Re Group, Ltd.	85,568
1,300	PartnerRe, Ltd.	96,564
3,700	Validus Holdings, Ltd.	125,467
		307,599
REIT - Apartments — 0.7%
5,600	Associated Estates Realty Corp.	84,896
14,000	Campus Crest Communities, Inc.	151,200
1,900	Home Properties, Inc.	116,413
		352,509
REIT - Diversified — 1.4%
8,100	Potlatch Corp.	302,697
4,050	Rayonier, Inc.	198,491
7,100	Weyerhaeuser Co.	185,594
		686,782
REIT - Mortgage — 1.7%
2,800	Hatteras Financial Corp.	78,932
17,500	Redwood Trust, Inc.	253,050
45,500	Two Harbors Investment Corp.	534,625
		866,607
REIT - Office Property — 1.3%
3,500	BioMed Realty Trust, Inc.	65,520
11,000	Corporate Office Properties Trust	263,670
8,000	Government Properties Income Trust	187,200
5,500	Mack-Cali Realty Corp.	146,300
		662,690
REIT - Single Tenant — 0.2%
5,900	Spirit Realty Capital, Inc.*	91,450
Retail - Apparel and Shoe — 0.5%
3,100	Abercrombie & Fitch Co. - Class A	105,152
5,100	Guess?, Inc.	129,642
		234,794
Retail - Building Products — 0.2%
4,100	Lowe's Cos., Inc.	123,984
Retail - Drug Store — 0.5%
6,400	Walgreen Co.**	233,216
Retail - Office Supplies — 0.3%
11,600	Staples, Inc.	133,632
Retail - Regional Department Stores — 0.6%
5,500	Kohl's Corp.	281,710
Retail - Restaurants — 0.3%
1,900	McDonald's Corp.**	174,325
Savings/Loan/Thrifts — 0.7%
3,800	Berkshire Hills Bancorp, Inc.	86,944
14,900	First Niagara Financial Group, Inc.	120,541
8,200	Washington Federal, Inc.	136,776
		344,261
Semiconductor Components/Integrated Circuits — 0.4%
4,700	Analog Devices, Inc.	184,193
Semiconductor Equipment — 1.5%
32,200	Applied Materials, Inc.	359,513
24,700	Brooks Automation, Inc.	198,341
8,500	MKS Instruments, Inc.	216,665
		774,519
Super-Regional Banks — 2.1%
23,100	Fifth Third Bancorp	358,281
4,600	PNC Financial Services Group, Inc.	290,260
12,500	Wells Fargo & Co.	431,625
		1,080,166
Telecommunication Services — 0.6%
7,500	Telenor A.S.A.	146,289
7,750	Vivendi S.A.**	151,112
		297,401
Telephone - Integrated — 1.0%
6,000	AT&T, Inc.**	226,200
7,000	CenturyLink, Inc.	282,800
		509,000
Television — 0.3%
18,000	Belo Corp. - Class A	140,940
Tobacco — 0.2%
3,000	Altria Group, Inc.	100,170
Tools - Hand Held — 0.3%
2,000	Stanley Black & Decker, Inc.	152,500
Toys — 0.2%
2,100	Hasbro, Inc.	80,157
Transportation - Railroad — 0.8%
5,500	CSX Corp.	114,125
2,600	Norfolk Southern Corp.	165,438
1,200	Union Pacific Corp.	142,440
		422,003
Water — 0.4%
16,000	Suez Environment Co.**	181,305
Total Common Stock (cost $26,866,680)		28,952,459
Corporate Bonds — 30.8%
Advertising Services — 0.1%
$ 21,000	WPP Finance 2010 4.7500%, 11/21/21**	23,007
22,000	WPP Finance 2010 3.6250%, 9/7/22**	22,160
		45,167
Aerospace and Defense – Equipment — 0.5%
61,000	Exelis, Inc. 4.2500%, 10/1/16	63,705
28,000	Exelis, Inc. 5.5500%, 10/1/21	30,507
54,000	United Technologies Corp. 1.8000%, 6/1/17	56,007
97,000	United Technologies Corp. 3.1000%, 6/1/22	103,366
		253,585
Agricultural Chemicals — 0.5%
125,000	CF Industries, Inc. 6.8750%, 5/1/18	152,031
60,000	CF Industries, Inc. 7.1250%, 5/1/20	75,300
36,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	34,920
		262,251
Airlines — 0.1%
53,000	Southwest Airlines Co. 5.1250%, 3/1/17	59,335
Automotive - Truck Parts and Equipment - Original — 0.1%
45,000	American Axle & Manufacturing Holdings, Inc. 9.2500%, 1/15/17 (144A)	50,288
Beverages - Wine and Spirits — 0.1%
47,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)**	51,815
Brewery — 1.1%
143,000	Anheuser-Busch InBev Worldwide, Inc. 2.5000%, 7/15/22	145,026
200,000	SABMiller Holdings, Inc. 2.4500%, 1/15/17 (144A)	209,192
200,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	217,187
		571,405
Building - Residential and Commercial — 0.1%
31,000	D.R. Horton, Inc. 4.7500%, 5/15/17	33,015
23,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	25,549
		58,564
Cable/Satellite Television — 0.2%
118,000	Comcast Corp. 3.1250%, 7/15/22	122,417
Chemicals - Diversified — 0.6%
288,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19**	306,000
Chemicals - Specialty — 0.4%
99,000	Ecolab, Inc. 3.0000%, 12/8/16	106,445
65,000	Ecolab, Inc. 4.3500%, 12/8/21	73,741
		180,186
Coatings and Paint Products — 0.2%
106,000	Valspar Corp. 4.2000%, 1/15/22	115,238
Commercial Banks — 1.4%
76,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	79,230
94,000	CIT Group, Inc. 4.2500%, 8/15/17	97,555
190,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	205,675
75,000	CIT Group, Inc. 5.0000%, 8/15/22	78,030
56,000	SVB Financial Group 5.3750%, 9/15/20	63,701
110,000	Zions Bancorp 7.7500%, 9/23/14	120,398
52,000	Zions Bancorp 4.5000%, 3/27/17	53,678
		698,267
Computers - Memory Devices — 0.1%
35,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	38,413
Consulting Services — 0.8%
49,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	52,949
214,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	240,292
85,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	86,373
		379,614
Containers - Paper and Plastic — 0.4%
29,000	Packaging Corp. of America 3.9000%, 6/15/22	29,934
23,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	24,261
118,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	127,826
28,000	Rock-Tenn Co. 4.0000%, 3/1/23 (144A)	28,452
		210,473
Data Processing and Management — 0.1%
37,000	Fiserv, Inc. 3.1250%, 10/1/15	38,579
22,000	Fiserv, Inc. 3.1250%, 6/15/16	23,134
		61,713
Diversified Banking Institutions — 1.7%
30,000	Bank of America Corp. 4.5000%, 4/1/15	32,136
60,000	Bank of America Corp. 3.6250%, 3/17/16	63,276
55,000	Bank of America Corp. 3.7500%, 7/12/16	58,354
79,000	Bank of America Corp. 8.0000%, 7/30/99‡	86,026
67,000	Citigroup, Inc. 5.0000%, 9/15/14	70,666
36,000	Citigroup, Inc. 4.8750%, 5/7/15	38,286
161,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	169,837
168,000	JPMorgan Chase & Co. 4.5000%, 1/24/22	186,354
100,000	Morgan Stanley 3.4500%, 11/2/15	102,476
30,000	Morgan Stanley 4.7500%, 3/22/17	32,165
		839,576
Diversified Financial Services — 1.2%
50,000	General Electric Capital Corp. 4.8000%, 5/1/13	51,269
101,000	General Electric Capital Corp. 5.5000%, 1/8/20	119,485
71,000	General Electric Capital Corp. 5.8750%, 1/14/38	84,608
7,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	7,386
100,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	105,553
200,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	222,884
		591,185
Diversified Minerals — 0.1%
57,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	56,715
Diversified Operations — 0.2%
45,000	Danaher Corp. 2.3000%, 6/23/16	47,365
33,000	GE Capital Trust I 6.3750%, 11/15/67‡	34,856
		82,221
Electric - Generation — 0%
15,000	AES Corp. 7.7500%, 10/15/15	16,950
Electric - Integrated — 0.7%
39,000	Calpine Construction Finance Co. L.P. / CCFC Finance Corp. 8.0000%, 6/1/16 (144A)	41,925
51,000	CMS Energy Corp. 4.2500%, 9/30/15	53,999
38,000	CMS Energy Corp. 5.0500%, 2/15/18	42,711
49,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	54,340
88,000	PPL Energy Supply LLC 4.6000%, 12/15/21	94,572
46,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)**	48,413
32,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A)**	35,691
		371,651
Electronic Components – Semiconductors — 0.6%
32,000	National Semiconductor Corp. 3.9500%, 4/15/15	34,726
59,000	National Semiconductor Corp. 6.6000%, 6/15/17	73,817
214,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	216,975
		325,518
Electronic Connectors — 0.1%
42,000	Amphenol Corp. 4.0000%, 2/1/22	44,334
Electronic Measuring Instruments — 0.3%
60,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	60,806
69,000	FLIR Systems, Inc. 3.7500%, 9/1/16	71,173
		131,979
Electronics - Military — 0.2%
100,000	L-3 Communications Corp. 6.3750%, 10/15/15	101,150
Engineering - Research and Development Services — 0.2%
60,000	URS Corp. 3.8500%, 4/1/17 (144A)	60,414
59,000	URS Corp. 5.0000%, 4/1/22 (144A)	60,598
		121,012
Finance - Auto Loans — 0.9%
200,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	209,019
210,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	243,582
		452,601
Finance - Consumer Loans — 0.3%
110,000	SLM Corp. 5.3750%, 5/15/14	115,860
55,000	SLM Corp. 6.2500%, 1/25/16	59,675
		175,535
Finance - Credit Card — 0.2%
67,000	American Express Co. 6.8000%, 9/1/66‡	71,690
46,000	American Express Credit Corp. 1.7500%, 6/12/15	47,052
		118,742
Finance - Investment Bankers/Brokers — 0.8%
50,000	Charles Schwab Corp. 4.4500%, 7/22/20	57,226
51,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	57,672
51,000	Lazard Group LLC 7.1250%, 5/15/15	56,243
13,000	Lazard Group LLC 6.8500%, 6/15/17	14,672
215,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	236,785
		422,598
Finance - Mortgage Loan Banker — 0.2%
100,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)**	112,370
Food - Meat Products — 0.4%
100,000	Tyson Foods, Inc. 6.8500%, 4/1/16	114,750
69,000	Tyson Foods, Inc. 4.5000%, 6/15/22	72,278
		187,028
Food - Miscellaneous/Diversified — 1.3%
41,000	ARAMARK Corp. 8.5000%, 2/1/15	41,974
19,000	Campbell Soup Co. 2.5000%, 8/2/22	18,988
232,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17 (144A)	238,845
180,000	Kraft Foods Group, Inc. 3.5000%, 6/6/22 (144A)	190,186
166,000	Kraft Foods Group, Inc. 5.0000%, 6/4/42 (144A)	185,186
		675,179
Gambling - Non-Hotel — 0.1%
50,000	Jacobs Entertainment, Inc. 9.7500%, 6/15/14	50,000
Hotels and Motels — 0.5%
18,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	19,708
50,000	Hyatt Hotels Corp. 6.8750%, 8/15/19 (144A)	59,323
27,000	Marriott International, Inc. 3.0000%, 3/1/19	27,694
50,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	59,875
50,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	61,124
		227,724
Instruments - Scientific — 0.2%
90,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	92,903
Investment Management and Advisory Services — 0.3%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	71,663
38,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	40,470
27,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	28,890
		141,023
Life and Health Insurance — 0.3%
152,000	Primerica, Inc. 4.7500%, 7/15/22	161,219
Linen Supply & Related Items — 0.1%
31,000	Cintas Corp. No. 2 2.8500%, 6/1/16	32,415
34,000	Cintas Corp. No. 2 4.3000%, 6/1/21	37,438
		69,853
Medical - Biomedical and Genetic — 0%
12,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	13,140
Medical - Generic Drugs — 0.6%
119,000	Watson Pharmaceuticals, Inc. 1.8750%, 10/1/17	120,358
150,000	Watson Pharmaceuticals, Inc. 3.2500%, 10/1/22	151,636
47,000	Watson Pharmaceuticals, Inc. 4.6250%, 10/1/42	47,907
		319,901
Medical - HMO — 0.1%
37,000	WellPoint, Inc. 3.3000%, 1/15/23	37,423
Medical Instruments — 0.1%
29,000	Boston Scientific Corp. 4.5000%, 1/15/15	31,007
Medical Labs and Testing Services — 0.2%
88,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	92,084
Multi-Line Insurance — 0.7%
94,000	American International Group, Inc. 4.2500%, 9/15/14	99,266
26,000	American International Group, Inc. 5.6000%, 10/18/16	29,621
47,000	American International Group, Inc. 5.4500%, 5/18/17	53,588
39,000	American International Group, Inc. 6.4000%, 12/15/20	47,505
20,000	American International Group, Inc. 4.8750%, 6/1/22	22,539
77,000	American International Group, Inc. 8.1750%, 5/15/58‡	94,229
		346,748
Oil - Field Services — 0.5%
200,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	216,262
35,000	Weatherford International, Ltd. 4.5000%, 4/15/22	36,604
		252,866
Oil and Gas Drilling — 0.3%
100,000	Nabors Industries, Inc. 5.0000%, 9/15/20	110,060
43,000	Rowan Cos., Inc. 5.0000%, 9/1/17	47,432
		157,492
Oil Companies - Exploration and Production — 1.5%
103,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	127,611
17,000	Apache Corp. 3.2500%, 4/15/22	18,274
45,000	Apache Corp. 4.7500%, 4/15/43	51,419
118,000	Continental Resources, Inc. 5.0000%, 9/15/22 (144A)	123,310
37,000	EOG Resources, Inc. 2.6250%, 3/15/23	37,399
59,000	Forest Oil Corp. 8.5000%, 2/15/14	63,867
39,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	40,379
53,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	57,638
128,000	Petrohawk Energy Corp. 7.8750%, 6/1/15	133,340
19,000	Pioneer Natural Resources Co. 3.9500%, 7/15/22	20,183
82,000	QEP Resources, Inc. 5.2500%, 5/1/23	83,845
		757,265
Oil Companies - Integrated — 1.1%
176,000	Phillips 66 2.9500%, 5/1/17 (144A)	186,190
62,000	Phillips 66 4.3000%, 4/1/22 (144A)	67,881
42,000	Phillips 66 5.8750%, 5/1/42 (144A)	49,870
247,000	Shell International Finance B.V. 2.3750%, 8/21/22**	249,347
		553,288
Oil Refining and Marketing — 0.1%
50,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	59,702
Pharmacy Services — 1.3%
75,000	Express Scripts Holding Co. 2.1000%, 2/12/15 (144A)	76,939
55,000	Express Scripts Holding Co. 3.1250%, 5/15/16	58,651
258,000	Express Scripts Holding Co. 2.6500%, 2/15/17 (144A)	270,359
79,000	Express Scripts Holding Co. 4.7500%, 11/15/21 (144A)	91,407
119,000	Express Scripts Holding Co. 3.9000%, 2/15/22 (144A)	129,645
23,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	25,353
		652,354
Pipelines — 2.3%
24,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	28,107
50,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	53,500
37,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	38,003
113,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	118,793
50,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	59,317
37,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	40,750
39,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	41,941
29,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	32,170
69,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	71,041
151,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	163,002
78,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	85,213
50,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	54,326
43,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	46,430
40,000	TC Pipelines L.P. 4.6500%, 6/15/21	42,298
197,000	Western Gas Partners L.P. 5.3750%, 6/1/21	223,910
72,000	Western Gas Partners L.P. 4.0000%, 7/1/22	75,068
		1,173,869
Publishing - Newspapers — 0%
6,000	Gannett Co., Inc. 6.3750%, 9/1/15	6,555
Publishing - Periodicals — 0.1%
58,000	United Business Media PLC 5.7500%, 11/3/20 (144A)**	60,715
Real Estate Management/Services — 0.1%
23,000	CBRE Services, Inc. 6.6250%, 10/15/20	25,128
Real Estate Operating/Development — 0.1%
37,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	40,616
REIT - Diversified — 0.5%
250,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	274,419
REIT - Health Care — 0.1%
9,000	HCP, Inc. 2.7000%, 2/1/14	9,189
40,000	Senior Housing Properties Trust 6.7500%, 12/15/21	45,015
		54,204
REIT - Hotels — 0.1%
45,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	46,238
REIT - Office Property — 0.7%
111,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	118,434
210,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	225,117
		343,551
REIT - Regional Malls — 0.7%
189,000	Rouse Co. L.P. / TRC Co-Issuer, Inc. 6.7500%, 5/1/13 (144A)	192,780
132,000	Rouse Co. LLC 6.7500%, 11/9/15	139,260
		332,040
REIT - Shopping Centers — 0%
21,000	DDR Corp. 4.7500%, 4/15/18	23,299
Retail - Regional Department Stores — 0.3%
50,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	58,375
21,000	Macy's Retail Holdings, Inc. 3.8750%, 1/15/22	22,639
47,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	55,453
		136,467
Retail - Toy Store — 0.1%
50,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	53,875
Steel - Producers — 0.2%
92,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	93,380
Super-Regional Banks — 0.1%
46,000	U.S. Bancorp 2.9500%, 7/15/22	46,438
Telecommunication Services — 0.3%
87,000	Qwest Corp. 6.7500%, 12/1/21	104,550
50,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	51,393
		155,943
Telephone - Integrated — 0.3%
124,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	131,601
Transportation - Railroad — 0.3%
100,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	111,500
20,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	22,650
		134,150
Transportation - Services — 0%
7,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	7,103
Transportation - Truck — 0.1%
55,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	56,743
Trucking and Leasing — 0.2%
92,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	92,060
Total Corporate Bonds (cost $14,730,704)		15,595,461
Mortgage-Backed Securities — 6.4%
Fannie Mae:
15,370	5.0000%, 2/1/23	16,759
29,344	5.5000%, 1/1/25	32,029
16,511	5.5000%, 1/1/33	18,432
46,257	5.0000%, 9/1/33	52,708
13,205	5.0000%, 11/1/33	14,512
27,387	5.0000%, 12/1/33	30,099
15,899	5.0000%, 2/1/34	17,473
52,370	5.5000%, 4/1/34	58,117
90,162	5.5000%, 9/1/34	99,549
29,931	5.5000%, 5/1/35	33,010
207,872	5.5000%, 7/1/35	229,515
42,949	5.0000%, 10/1/35	46,837
96,458	6.0000%, 10/1/35	107,439
88,667	6.0000%, 12/1/35	100,281
43,382	5.5000%, 1/1/36	47,845
12,165	6.0000%, 2/1/37	13,787
24,961	6.0000%, 5/1/37	27,627
25,702	5.5000%, 7/1/37	28,186
21,524	5.5000%, 3/1/38	24,027
29,682	6.0000%, 11/1/38	32,853
123,915	6.0000%, 10/1/39	139,280
31,644	5.0000%, 6/1/40	35,385
156,849	6.0000%, 7/1/40	176,935
19,379	4.5000%, 10/1/40	21,806
19,366	5.0000%, 3/1/41	21,655
58,101	4.5000%, 4/1/41	64,632
40,277	5.0000%, 4/1/41	45,706
52,102	5.0000%, 4/1/41	59,352
39,098	5.0000%, 10/1/41	44,367
Freddie Mac:
26,515	5.0000%, 1/1/19	28,692
19,708	5.0000%, 2/1/19	21,326
26,352	5.5000%, 8/1/19	28,551
92,645	5.5000%, 12/1/27	102,503
109,646	5.0000%, 1/1/36	122,480
62,783	5.5000%, 10/1/36	70,322
40,767	5.0000%, 11/1/36	44,380
57,573	6.0000%, 1/1/38	63,380
18,995	5.5000%, 5/1/38	20,961
108,473	5.0000%, 5/1/39	119,776
48,802	5.5000%, 10/1/39	53,854
48,652	4.5000%, 1/1/41	54,433
58,752	4.5000%, 5/1/41	65,073
103,538	5.0000%, 5/1/41	117,469
Ginnie Mae:
41,155	6.0000%, 11/20/34	46,886
12,562	5.5000%, 9/15/35	14,352
17,635	5.5000%, 5/20/36	19,789
33,603	5.0000%, 4/15/39	37,243
40,103	5.0000%, 10/15/39	44,858
64,870	5.0000%, 11/15/39	72,441
18,730	5.0000%, 1/15/40	20,774
13,873	5.0000%, 4/15/40	15,386
22,586	5.0000%, 4/15/40	25,357
25,685	5.0000%, 5/15/40	28,837
17,502	5.0000%, 5/20/40	19,505
9,865	5.0000%, 7/15/40	10,941
63,010	5.0000%, 7/15/40	70,353
64,825	5.0000%, 2/15/41	72,563
26,052	5.0000%, 5/15/41	29,051
15,004	4.5000%, 7/15/41	16,626
12,592	5.5000%, 9/20/41	14,044
56,409	5.0000%, 10/20/41	62,739
22,845	3.5000%, 5/20/42	25,138
39,745	6.0000%, 5/20/42	44,931
Total Mortgage-Backed Securities (cost $3,194,890)		3,245,217
Preferred Stock — 0.1%
Electric - Integrated — 0.1%
600	PPL Corp., 8.7500%	32,820
Savings/Loan/Thrifts — 0%
1,000	First Niagara Financial Group, Inc., 8.6250%	29,250
Total Preferred Stock (cost $57,350)		62,070
U.S. Treasury Notes/Bonds — 1.6%
U.S. Treasury Notes/Bonds:
$ 513,000	0.2500%, 8/31/14	513,100
196,000	1.6250%, 8/15/22	195,786
69,000	2.7500%, 8/15/42	67,857
Total U.S. Treasury Notes/Bonds (cost $774,006)		776,743
Money Market — 2.3%
1,152,210	Janus Cash Liquidity Fund LLC, 0% (cost $1,152,210)	1,152,210
Total Investments (total cost $47,547,174) – 100%		$ 50,594,702

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$338,237	0.7%
Bermuda	344,203	0.7%
Canada	1,076,418	2.1%
Cayman Islands	38,413	0.1%
Curacao	238,689	0.5%
France	953,670	1.9%
Ireland	281,607	0.5%
Israel	294,011	0.6%
Japan	87,264	0.2%
Jersey	185,216	0.4%
Mexico	134,150	0.3%
Netherlands	555,347	1.1%
Norway	388,657	0.8%
Panama	211,352	0.4%
South Korea	787,684	1.5%
Switzerland	1,039,666	2.0%
United Kingdom	2,536,213	5.0%
United States††	41,103,905	81.2%
Total	$50,594,702	100.0%

††	Includes Cash Equivalents (79.1% excluding Cash Equivalents).

Forward Currency Contracts, Open September 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
HSBC Securities (USA), LLC:
British Pound 11/8/12	909,000	$1,467,478	$10,251
Euro 11/8/12	728,000	935,793	7,845
Total		$2,403,271	$18,096

Schedule of Written Options – Calls	Value
Accenture PLC expires October 2012 9 contracts exercise price $70.00	$ (1,075)
Amgen, Inc. expires October 2012 7 contracts exercise price $87.50	(180)
Baxter International, Inc. expires October 2012 10 contracts exercise price $65.00	(63)
CARBO Ceramics, Inc. expires October 2012 8 contracts exercise price $80.00	(31)
CME Group, Inc. expires October 2012 10 contracts exercise price $62.50	(25)
Covidien PLC expires October 2012 10 contracts exercise price $60.00	(633)
Garmin, Ltd. expires October 2012 14 contracts exercise price $44.00	(341)
Goldcorp, Inc. expires October 2012 14 contracts exercise price $50.00	(386)
McDonald's Corp. expires October 2012 6 contracts exercise price $95.00	(132)
Medtronic, Inc. expires October 2012 14 contracts exercise price $45.00	(134)
PepsiCo, Inc. expires October 2012 8 contracts exercise price $72.50	(184)
Schlumberger, Ltd. expires October 2012 8 contracts exercise price $82.50	(21)
Walgreen Co. expires October 2012 17 contracts exercise price $38.00	(436)
Total Schedule of Written Options - Call (premiums received $4,352)	$(3,641)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Perkins Value Plus Income Fund	$5,046,875	10.0%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012 )
	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$810,542	$-

Common Stock
Cellular Communications	-	1,231,435	-
Food – Miscellaneous/Diversified	-	230,076	-
Medical – Drugs	1,130,243	884,318	-
Medical – Generic Drugs	-	294,011	-
Oil Companies – Integrated	590,860	929,955	-
All Other	23,661,561	-	-
Corporate Bonds	-	15,595,461	-
Mortgage-Backed Securities	-	3,245,217	-
Preferred Stock	-	62,070	-
U.S. Treasury Notes/Bonds	-	776,743	-
Money Market	-	1,152,210	-

Total Investments in Securities	$25,382,664	$25,212,038	$-
Other Financial Instruments(a):	$-	$14,455	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Fund	Aggregate Value
Perkins Value Plus Income Fund	$5,228,847

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, INTECH U.S. Value Fund, Janus Conservative Allocation Fund, Janus Flexible Bond Fund, Janus Government Money Market Fund, Janus Global Bond Fund, Janus Growth Allocation Fund, Janus High-Yield Fund, Janus Moderate Allocation Fund, Janus Money Market Fund, Janus Real Return Allocation Fund, Janus Short-Term Bond Fund, Janus World Allocation Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (collectively, the “Funds” and individually, a “Fund”). Janus Conservative Allocation Fund, Janus Growth Allocation Fund, Janus Moderate Allocation Fund, and Janus World Allocation Fund (the “Asset Allocation Funds”) each operate as a “fund of funds,” meaning substantially all of the Asset Allocation Funds’ assets will be invested in other Janus funds (the “underlying funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers forty-five funds which include multiple series of shares, with differing investment objectives and policies. Twenty-one funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Real Return Allocation Fund, which is classified as nondiversified.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the “Money Market Funds”) utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2012. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at September 30, 2012, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Basis for Consolidation for Janus Real Return Allocation Fund

The Subsidiary was incorporated on April 19, 2011 as a wholly owned subsidiary of Janus Real Return Allocation Fund. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments by the Subsidiary and which is generally subject to the same investment policies and restrictions of the Fund. As of September 30, 2012, net assets of the Fund were $35,831,422, of which $1,888,631, or approximately 5.3%, represented the Fund’s ownership of the shares of the Subsidiary. Janus Real Return Allocation Fund’s Consolidated Schedule of Investments include the accounts of both Janus Real Return Allocation Fund and the Subsidiary. All intercompany transactions and balances have been eliminated.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended September 30, 2012 is discussed in further detail below.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.

•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Commodity-Linked Investments

Janus Real Return Allocation Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in Janus Real Return Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) which is generally subject to the same investment policies and restrictions of the Fund. The Subsidiary invests in commodity-linked investments and other investments which may serve as margin or collateral for the Subsidiary’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a foreign currency at a future date at a negotiated rate. The Funds, except the Asset Allocation Funds, INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (the “Mathematical Funds”), and the Money Market Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Inflation-Linked Securities

Inflation-linked bonds are fixed-income securities which have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal.

Such bonds may also be issued by or related to sovereign governments of developed countries, by countries deemed to be emerging markets, and inflation-linked bonds issued by or related to companies or other entities not affiliated with governments.

Because of the inflation-linked adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Funds.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds, except the Money Market Funds, may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”), futures contracts, and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds, except the Mathematical Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Funds may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended September 30, 2012 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Real Return Allocation Fund
Options outstanding at June 30, 2012	-	$-
Options written	7,300	2,359
Options closed	(7,300)	(2,359)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2012	-	$-

Put Options	Number of Contracts	Premiums Received
Janus Real Return Allocation Fund
Options outstanding at June 30, 2012	137	$6,486
Options written	-	-
Options closed	-	-
Options expired	(137)	(6,486)
Options exercised	-	-
Options outstanding at September 30, 2012	-	$-

Put Options	Number of Contracts	Premiums Received
Perkins Mid Cap Value Fund
Options outstanding at June 30, 2012	170,670	$27,324,315
Options written	156,695	17,634,411
Options closed	(217,165)	(34,600,168)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2012	110,200	$10,358,558

Call Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2012	110	$1,905
Options written	545	15,239
Options closed	(7)	(516)
Options expired	(437)	(10,704)
Options exercised	(76)	(1,572)
Options outstanding at September 30, 2012	135	$4,352

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now permits certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Various types of swaps such as credit default (funded and unfunded), inflation index, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing its investment objective through its investments in credit default swap contracts. The Funds may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds’ maximum risk of loss from counterparty risk, either as a protection seller or as a protection buyer (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A fund investing in CDXs is normally only permitted to take long positions in these instruments.

Inflation index swaps are used to hedge against unexpected changes in the rate of inflation as measured by an inflation index such as the Consumer Price Index. Inflation index swaps are also subject to inflation risk, where such a swap held long by the Funds can potentially lose value if the rate of inflation over the life of the swap is less than the fixed rate that the Fund agrees to pay at the initiation of the swap.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for credit default swaps, inflation index swaps, interest rate swaps, total return swaps, and zero coupon swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds adopted the provisions for “Derivatives and Hedging,” which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund (the “Fixed Income Funds”), Janus Real Return Allocation Fund, Perkins Value Plus Income Fund, and certain underlying funds of the Asset Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Mathematical Funds do not intend to invest in high-yield/high-risk bonds.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Act which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

The Fixed Income Funds, Perkins Value Plus Income Fund, and certain underlying funds of the Asset Allocation Funds may invest in bank loans, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some bank loans may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds and underlying funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Janus Global Bond Fund’s non-U.S. bank loan investments are subject to the risks of foreign investments, including Eurozone risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Funds and underlying funds. The interest rates paid on a floating rate security in which the Funds and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In light of recent controversy over the method by which LIBOR is set, the British government is seeking reform of the LIBOR compilation process. The ultimate effect of such reform on a Fund’s operations is unknown.

The Funds and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended September 30, 2012 are indicated in the table below:

Fund	Average Monthly Value	Rates
Janus Flexible Bond Fund	$6,241,711	4.2500%
Janus High-Yield Fund	72,104,685	4.7500% - 11.5000%
Janus Short-Term Bond Fund	27,611,804	1.4815% - 5.2500%

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of their investment policies, a Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Floating Rate Loans

The Fixed Income Funds and certain underlying funds, particularly Janus Balanced Fund and Janus Global Market Neutral Fund, of the Asset Allocation Funds, may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds and underlying funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fixed Income Funds and underlying funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Fixed Income Funds and underlying funds may pay fees such as facility fees. Such fees may affect a Fund’s return.

Initial Public Offerings

The Funds, except the Asset Allocation Funds and the Money Market Funds, may invest in initial public offerings (“IPOs”). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Investment in Subsidiary

To qualify as a regulated investment company under the Internal Revenue Code (“IRC”), 90% of Janus Real Return Allocation Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Subsidiary, and which is generally subject to the same investment policies and restrictions of the Fund. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity-linked notes, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Income or net capital gains from the Fund’s investment in the Subsidiary would be treated as ordinary income to the Fund. Janus Capital is the adviser to the Subsidiary and Armored Wolf is the Subsidiary’s subadviser. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

The Fund has applied for a private letter ruling confirming that income produced by the Fund’s investment in the Subsidiary and that income from certain commodity-related investments constitutes qualifying income to the Fund. Currently, the IRS has suspended the issuance of private letter rulings relating to matters contained in the Fund’s application, and as such there can be no assurance that a ruling will be issued. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectuses and the SAI and could adversely affect the Fund. In particular, unfavorable treatment of the income derived from the Fund’s investment in the Subsidiary could jeopardize the Fund’s status as a regulated investment company under the IRC, which in turn may subject the Fund to higher tax rates and/or penalties. Additionally, the Commodity Futures Trading Commission (“CFTC”) recently adopted changes to Rule 4.5 under the Commodity Exchange Act which, may subject Janus Capital, the Fund and the Subsidiary to additional CFTC rules and regulations. Such changes may limit or restrict the ability of the Fund to pursue its investment strategies and/or increase the costs of implementing its strategies.

By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act.

Mortgage- and Asset-Backed Securities

The Funds, except the Asset Allocation Funds and the Mathematical Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. This mortgage-backed securities purchase program ended in 2010. However, the U.S. Treasury has committed to continue its support for Fannie Mae’s and Freddie Mac’s capital as necessary to prevent them having a negative net worth through at least 2012. However, there is no assurance that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure Fannie Mae’s and Freddie Mac’s continued solvency, or that federal support will continue beyond 2012. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and the Fund’s return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Mortgage Dollar Rolls

The Fixed Income Funds and certain underlying funds, particularly Janus Global Market Neutral Fund and Janus Global Real Estate Fund, of the Asset Allocation Funds, may enter into “mortgage dollar rolls.” In a “mortgage dollar roll” transaction, the Funds and underlying funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds and underlying funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds’ and underlying funds’ obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds and underlying funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the porfolio managers’ ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds and underlying funds are required to purchase may decline below the agreed upon repurchase price.

Real Estate Investing

The Funds may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase and Reverse Repurchase Agreements

The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, the Funds purchase a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.”

Reverse repurchase agreements are transactions in which the Funds sell a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. Reverse repurchase agreements involve the risk that the value of securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. Additionally, such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Interest costs on the proceeds received in a reverse repurchase agreement may exceed the return received on the investments made by the Funds with those proceeds, resulting in reduced returns to shareholders. When the Funds enter into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the Funds. In the event of such a default, the Funds may experience delays, costs, and loss, all of which may reduce returns to shareholders. Investing reverse repurchase proceeds may also have a leveraging effect on the Funds’ portfolio. The Funds’ use of leverage can magnify the effect of any gains or losses, causing the Funds to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy used by the Funds will be successful.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

The Funds, except the Asset Allocation Funds, may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of September 30, 2012 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
INTECH Global Dividend Fund	$8,495,078	$753,247	$(153,533)	$599,714
INTECH International Fund	31,967,561	3,522,621	(270,259)	3,252,362
INTECH U.S. Core Fund	286,043,949	70,031,612	(2,836,470)	67,195,142
INTECH U.S. Growth Fund	235,328,936	65,058,242	(2,537,475)	62,520,767
INTECH U.S. Value Fund	87,320,418	16,972,619	(592,645)	16,379,974
Janus Conservative Allocation Fund	241,312,672	26,063,723	(602,703)	25,461,020
Janus Flexible Bond Fund	5,563,825,138	234,389,758	(4,159,858)	230,229,900
Janus Global Bond Fund	35,840,597	1,429,448	(217,889)	1,211,559
Janus Government Money Market Fund	186,123,345	-	-	-
Janus Growth Allocation Fund	205,142,746	32,133,720	(1,940,917)	30,192,803
Janus High-Yield Fund	2,317,675,009	110,266,184	(15,526,274)	94,739,910
Janus Moderate Allocation Fund	240,183,252	33,725,541	(627,384)	33,098,157
Janus Money Market Fund	1,255,945,937	-	-	-
Janus Real Return Allocation Fund	34,294,317	3,560,612	(600,754)	2,959,858
Janus Short-Term Bond Fund	2,877,079,453	47,203,412	(7,805,713)	39,397,699
Janus World Allocation Fund	5,092,165	626,351	(113,988)	512,363
Perkins Large Cap Value Fund	134,447,063	20,149,092	(2,491,627)	17,657,465
Perkins Mid Cap Value Fund	11,189,140,450	1,773,952,885	(425,796,395)	1,348,156,490
Perkins Select Value Fund	64,571,172	3,650,139	(795,450)	2,854,689
Perkins Small Cap Value Fund	2,599,704,795	271,498,281	(135,951,993)	135,546,288
Perkins Value Plus Income Fund	47,599,131	3,894,941	(899,370)	2,995,571

Money Market Investments

Pursuant to the provisions of the 1940 Act and rules promulgated thereunder, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Investing Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Investing Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended September 30, 2012, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 9/30/12
Janus Cash Liquidity Fund LLC
INTECH Global Dividend Fund	$578,036	$(492,000)	$45	$146,036
INTECH International Fund	2,377,114	(2,443,183)	113	168,000
INTECH U.S. Core Fund	7,936,349	(6,112,050)	780	3,583,299
INTECH U.S. Growth Fund	7,966,308	(7,996,308)	552	1,165,000
INTECH U.S. Value Fund	1,714,172	(1,934,172)	237	448,000
Janus Flexible Bond Fund	817,573,841	(836,138,000)	83,894	98,425,142
Janus Global Bond Fund	6,827,362	(6,714,362)	414	410,000
Janus High-Yield Fund	233,883,509	(320,781,000)	58,565	79,634,085
Janus Real Return Allocation Fund	9,994,090	(15,890,044)	914	1,540,435
Janus Short-Term Bond Fund	680,982,104	(741,328,000)	38,483	21,395,311
Perkins Value Plus Income Fund	4,246,284	(3,523,966)	540	1,152,210
	$1,774,079,169	$(1,943,353,085)	$184,537	$208,067,518

Affiliated Fund of Funds Transactions

The Asset Allocation Funds may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended September 30, 2012, the following Funds had the following affiliated purchases and sales:

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/12
Janus Growth Allocation Fund
INTECH International Fund - Class I Shares	9,505	$66,069	(243,268)	$(1,762,494)	$(157,334)	$-	$17,296,315
INTECH U.S. Growth Fund - Class I Shares	5,610	82,419	(139,731)	(2,115,480)	203,422	-	20,668,677
INTECH U.S. Value Fund - Class I Shares	8,873	92,239	(205,039)	(2,212,784)	(62,600)	-	23,911,696
Janus Contrarian Fund - Class I Shares	357	4,890	(2,690)	(36,986)	6,992	-	1,289,350
Janus Emerging Markets Fund- Class I Shares	95,663	759,034	(11,913)	(91,359)	(14,188)	-	3,171,682
Janus Enterprise Fund- Class N Shares	35,593	2,364,412	(356)	(23,332)	(318)	-	2,298,830
Janus Flexible Bond Fund - Class N Shares	30,700	337,345	(88,905)	(974,152)	35,917	226,530	28,601,966
Janus Fund - Class N Shares	889	27,480	(7,739)	(242,382)	41,988	-	7,398,523
Janus Global Bond Fund - Class I Shares	39,003	420,106	(35,935)	(383,276)	8,628	91,635	11,649,590
Janus Global Real Estate Fund - Class I Shares	3,331	31,866	(29,543)	(287,071)	12,328	-	8,877,842
Janus Global Research Fund - Class I Shares	307,666	4,728,824	(3,078)	(46,665)	(644)	-	4,593,185
Janus Global Select Fund - Class I Shares	209	1,921	(1,578)	(14,530)	740	-	493,707
Janus High-Yield Fund - Class N Shares	3,243	29,602	(4,417)	(40,288)	3,535	24,264	1,430,248
Janus International Equity Fund - Class N Shares	10,362	105,358	(223,981)	(2,373,518)	(262,612)	-	27,204,934
Janus Overseas Fund - Class N Shares	28,001	914,081	(18,587)	(576,784)	(62,716)	-	17,682,236
Janus Research Fund - Class N Shares	1,606	49,767	(85,548)	(2,786,837)	640,715	-	11,093,207
Janus Short-Term Bond Fund - Class N Shares	8,480	26,261	(33,653)	(104,130)	(170)	13,915	3,137,959
Janus Triton Fund - Class N Shares	862	15,409	(7,741)	(139,573)	10,618	-	4,087,333
Janus Twenty Fund - Class D Shares	534	32,195	(22,883)	(1,460,233)	292,260	-	7,546,583
Perkins Large Cap Value Fund - Class N Shares	6,272	86,214	(54,955)	(767,212)	(4,885)	-	23,558,115
Perkins Mid Cap Value Fund - Class N Shares	841	17,941	(7,342)	(158,726)	10,893	-	4,824,709
Perkins Small Cap Value Fund - Class N Shares	805	17,068	(7,122)	(152,122)	(12,085)	-	4,518,862
		$10,210,501		$(16,749,934)	$690,484	$356,344	$235,335,549

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/12
Janus Moderate Allocation Fund
INTECH International Fund - Class I Shares	6,902	$48,300	(223,419)	$(1,628,339)	$(139,386)	$-	$11,352,757
INTECH U.S. Growth Fund - Class I Shares	5,322	78,633	(25,215)	(371,300)	24,686	-	19,667,076
INTECH U.S. Value Fund - Class I Shares	10,658	111,766	(50,481)	(527,712)	(42,975)	-	28,629,262
Janus Emerging Markets Fund- Class I Shares	814	6,183	(3,786)	(28,791)	(4,755)	-	1,394,542
Janus Flexible Bond Fund - Class N Shares	99,655	1,095,468	(162,943)	(1,785,499)	36,895	715,374	91,487,165
Janus Fund - Class N Shares	788	24,536	(3,743)	(116,025)	15,924	-	6,249,286
Janus Global Real Estate Fund - Class I Shares	2,092	20,286	(9,925)	(95,616)	13,466	-	5,210,279
Janus Global Research Fund - Class I Shares	273,524	4,204,058	(1,106)	(16,797)	(198)	-	4,108,062
Janus Global Select Fund - Class I Shares	201	1,835	(959)	(8,813)	146	-	505,372
Janus High-Yield Fund - Class N Shares	3,875	35,383	(3,260)	(29,686)	141	29,186	1,734,079
Janus International Equity Fund - Class N Shares	8,968	92,156	(172,638)	(1,835,342)	(173,688)	-	22,110,601
Janus Overseas Fund - Class N Shares	24,427	798,397	(7,376)	(227,908)	(17,816)	-	12,380,103
Janus Research Fund - Class N Shares	1,562	48,686	(73,006)	(2,381,089)	413,543	-	10,668,130
Janus Short-Term Bond Fund - Class N Shares	39,468	122,296	(90,613)	(280,322)	(546)	63,015	14,250,442
Janus Triton Fund - Class N Shares	1,144	20,479	(5,390)	(96,544)	6,209	-	5,026,649
Janus Twenty Fund - Class D Shares	380	23,087	(1,804)	(109,068)	(3,647)	-	5,879,685
Perkins Large Cap Value Fund - Class N Shares	7,693	106,937	(36,452)	(504,520)	(5,911)	-	27,146,819
Perkins Small Cap Value Fund - Class N Shares	1,046	22,218	(4,936)	(104,893)	(1,587)	-	5,481,100
		$6,860,704		$(10,148,264)	$120,501	$807,575	$273,281,409

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/12
Janus Conservative Allocation Fund
INTECH International Fund - Class I Shares	25,055	$176,962	(8,604)	$(60,844)	$(1,799)	$-	$5,262,751
INTECH U.S. Growth Fund - Class I Shares	38,422	569,343	(13,339)	(198,262)	3,165	-	16,524,758
INTECH U.S. Value Fund - Class I Shares	71,932	757,915	(25,000)	(263,855)	(14,071)	-	22,523,655
Janus Flexible Bond Fund - Class N Shares	554,404	6,083,470	(158,934)	(1,740,881)	247	1,077,036	140,574,534
Janus Fund - Class N Shares	5,547	173,333	(1,888)	(59,360)	(650)	-	4,948,276
Janus Global Real Estate Fund - Class I Shares	8,800	85,578	(3,013)	(29,235)	96	-	2,521,658
Janus Global Research Fund - Class I Shares	171,945	2,641,995	(367)	(5,644)	-	-	2,587,396
Janus High-Yield Fund - Class N Shares	5,510	50,289	(1,399)	(12,761)	(40)	19,075	1,146,908
Janus International Equity Fund - Class N Shares	42,304	436,645	(135,819)	(1,455,521)	(114,806)	-	12,080,561
Janus Overseas Fund - Class N Shares	5,594	174,785	(1,953)	(59,954)	(18,701)	-	4,897,626
Janus Research Fund - Class N Shares	11,156	349,615	(43,634)	(1,425,693)	112,032	-	9,486,930
Janus Short-Term Bond Fund - Class N Shares	227,097	703,042	(70,107)	(216,813)	(341)	74,272	17,154,688
Janus Triton Fund - Class N Shares	9,992	179,864	(3,447)	(62,031)	(1,594)	-	5,123,186
Perkins Large Cap Value Fund - Class N Shares	47,498	662,178	(16,495)	(230,465)	(1,888)	-	19,608,842
Perkins Small Cap Value Fund - Class N Shares	3,934	84,127	(1,342)	(28,642)	(2,273)	-	2,331,923
		$13,129,141		$(5,849,961)	$(40,623)	$1,170,383	$266,773,692

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/12
Janus World Allocation Fund
INTECH International Fund - Class I Shares	233	$1,641	(2,495)	$(17,667)	$(1,400)	-	$117,965
INTECH U.S. Growth Fund - Class I Shares	113	1,679	(1,215)	(18,069)	2,117	-	133,559
INTECH U.S. Value Fund - Class I Shares	163	1,715	(4,025)	(43,377)	10,157	-	123,931
Janus Cash Liquidity Fund LLC	164,027	164,027	(205,000)	(205,000)	-	27	22,027
Janus Contrarian Fund - Class I Shares	27	373	(1,698)	(24,015)	4,954	-	28,906
Janus Flexible Bond Fund - Class N Shares	335	3,667	(10,184)	(111,748)	5,311	1,475	95,184
Janus Forty Fund - Class N Shares	9	378	(117)	(4,484)	1,822	-	48,294
Janus Global Bond Fund - Class I Shares	6,061	65,168	(15,820)	(168,643)	10,312	9,559	1,148,431
Janus Global Life Sciences Fund - Class I Shares	1,103	34,117	(1,527)	(45,481)	7,133	-	354,575
Janus Global Market Neutral Fund - Class I Shares	55	480	(8,420)	(74,180)	(12,518)	-	-
Janus Global Real Estate Fund - Class I Shares	77	744	(2,810)	(27,881)	1,613	-	53,901
Janus Global Select Fund - Class I Shares	3,252	30,974	(7,005)	(64,807)	(11,269)	-	455,219
Janus Global Technology Fund - Class I Shares	1,798	34,297	(2,544)	(46,832)	(1,726)	-	338,762
Janus High-Yield Fund - Class N Shares	397	3,623	(4,238)	(39,054)	2,246	2,308	108,172
Janus International Equity Fund - Class N Shares	523	5,409	(5,606)	(58,222)	(4,866)	-	395,306
Janus Overseas Fund - Class N Shares	2,066	67,307	(2,514)	(78,325)	(13,512)	-	543,518
Janus Research Fund - Class N Shares	5	184	(57)	(1,783)	532	-	39,905
Janus Short-Term Bond Fund - Class N Shares	995	3,077	(7,788)	(24,092)	174	841	177,917
Janus Triton Fund - Class N Shares	135	2,425	(1,446)	(26,099)	1,900	-	185,457
Perkins Global Value Fund - Class N Shares	4,014	51,432	(5,605)	(70,563)	(115)	-	513,146
Perkins Large Cap Value Fund - Class N Shares	43	597	(460)	(6,424)	265	-	56,456
Perkins Mid Cap Value Fund - Class N Shares	78	1,679	(1,729)	(38,069)	(320)	-	119,519
Perkins Small Cap Value Fund - Class N Shares	61	1,305	(657)	(14,054)	(1,790)	-	104,224
		$476,298		$(1,208,869)	$1,020	$14,210	$5,164,374

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2012 to value each Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

In May 2011, the FASB issued Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” The Accounting Standards Update requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.

In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2012.

Fund	Transfers In Level 1 to Level 2	Transfers Out of Level 2 to Level 1
INTECH Global Dividend	$ --	$ 4,377,189
INTECH International Fund	--	31,656,712
Perkins Mid Cap Value Fund	--	112,296,766
Perkins Select Value Fund	--	1,662,454
Perkins Value Plus Income Fund	--	1,482,340

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

Subsequent Events

Effective October 15, 2012, the following changes occurred for Janus Real Return Allocation Fund.

•	The Fund’s name changed to Janus Real Return Fund and its principal investment strategies and risks changed accordingly.
•	The Fund’s primary benchmark index changed to the Barclays U.S. 1-5 Year TIPS Index, and its secondary benchmark index changed to the Consumer Price Index +200.
•	Armored Wolf, LLC no longer serves as subadviser to the Fund.
•	The Fund’s prospectuses have been supplemented.

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2012 and through the date of the filing and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ filings.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:

/s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: November 29, 2012

By:

/s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal

Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: November 29, 2012